UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09036

UBS Relationship Funds

(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.

UBS Global Asset Management (Americas) Inc.

51 West 52nd Street

New York, NY 10019-6114

(Name and address of agent for service)

Copy to:

Bruce Leto, Esq.

Stradley Ronon Stevens & Young, LLP

2600 One Commerce Square

Philadelphia, PA 19103-7098

Registrant’s telephone number, including area code: 212-882 5000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2009

Item 1. Schedule of Investments

UBS Global Securities Relationship Fund

Industry diversification (unaudited)(1)

As a percentage of net assets as of March 31, 2009

Common stocks
Aerospace & defense	0.39%
Air freight & logistics	0.79
Airlines	0.36
Auto components	0.73
Automobiles	0.75
Beverages	1.36
Biotechnology	1.09
Capital markets	2.08
Chemicals	1.85
Commercial banks	3.36
Communications equipment	0.89
Computers & peripherals	1.49
Construction materials	0.41
Consumer finance	0.24
Diversified financial services	0.70
Diversified telecommunication services	1.44
Electric utilities	1.59
Energy equipment & services	1.25
Food & staples retailing	0.74
Food products	0.11
Health care equipment & supplies	2.27
Health care providers & services	1.03
Hotels, restaurants & leisure	1.16
Household durables	0.29
Household products	0.65
Independent power producers & energy traders	0.05
Industrial conglomerates	1.20
Insurance	1.94
Internet & catalog retail	0.21
Internet software & services	0.33
IT services	0.56
Life sciences tools & services	0.58
Machinery	2.09
Media	2.63
Metals & mining	0.92
Multiline retail	0.72
Multi-utilities	0.87
Office electronics	0.47
Oil, gas & consumable fuels	6.41
Pharmaceuticals	4.02
Professional services	0.32
Real estate investment trusts (REITs)	0.16
Real estate management & development	0.72
Road & rail	1.25
Semiconductors & semiconductor equipment	3.32
Software	2.76
Specialty retail	0.87
Textiles, apparel & luxury goods	0.20
Tobacco	0.89
Trading companies & distributors	0.71
Wireless telecommunication services	1.52

Total common stocks	62.74

Bonds
Corporate bonds
Capital markets	0.08
Commercial banks	0.14
Diversified financial services	0.06
Wireless telecommunication services	0.02

Total corporate bonds	0.30
Asset-backed securities	0.40
Commercial mortgage-backed securities	0.76
Mortgage & agency debt securities	7.11
US government obligations	1.86
Non US-government obligations	0.77
Sovereign/supranational bond	0.03

Total bonds	11.23
Investment companies
UBS Corporate Bond Relationship Fund	2.60
UBS Emerging Markets Equity Relationship Fund	4.87
UBS High Yield Relationship Fund	7.38
UBS Small-Cap Equity Relationship Fund	3.51
UBS U.S. Securitized Mortgage Relationship Fund	1.09
UBS U.S. Treasury Inflation Protected Securities Relationship Fund	0.45

Total investment companies	19.90
Short-term investment	3.36
Investment of cash collateral from securities loaned	2.09

Total investments	99.32
Cash and other assets, less liabilities	0.68

Net assets	100.00%

(1)

Figures represent the industry breakdown of direct investments of the UBS Global Securities Relationship Fund. Figures would be different if a breakdown of the underlying investment companies' industry diversification was included.

UBS Global Securities Relationship Fund — Portfolio of investments

March 31, 2009 (unaudited)

Security description	Shares	Value
Common stocks—62.74%
Australia—0.64%
BHP Billiton Ltd.	102,373	$2,281,771
Orica Ltd.	366,015	3,770,810
Qantas Airways Ltd.	2,490,641	3,029,884

Total Australia common stocks		9,082,465

Austria—0.47%
Telekom Austria AG	442,978	6,694,327

Belgium—0.36%
Anheuser-Busch InBev NV	186,207	5,141,804

Bermuda—0.67%
Covidien Ltd	286,300	9,516,612

Canada—1.59%
Canadian National Railway Co.	132,500	4,750,159
EnCana Corp.	143,800	5,885,216
Manulife Financial Corp.	137,800	1,551,999
Toronto-Dominion Bank.	135,400	4,667,262
TransCanada Corp.(1)	237,700	5,623,882

Total Canada common stocks		22,478,518

Cayman Islands—0.25%
Seagate Technology	576,000	3,461,760

China—0.74%
Bank of East Asia Ltd.	1,167,100	2,253,653
Esprit Holdings Ltd.	491,500	2,537,256
Jardine Matheson Holdings Ltd.	61,200	1,114,572
New World Development Ltd.	4,495,000	4,484,887

Total China common stocks		10,390,368

Finland—0.34%
Nokia Oyj	410,776	4,809,049

France—2.07%
BNP Paribas	213,862	8,814,660
GDF Suez	115,043	3,955,434
Societe Generale	54,971	2,158,595
Technip SA	63,127	2,224,787
Total SA	241,361	11,970,507

Total France common stocks		29,123,983

Germany—2.22%
Bayer AG	87,193	4,177,100
Daimler AG(1)	139,356	3,542,353
E.ON AG	187,339	5,214,639
Henkel AG & Co KGaA, Preference shares	141,177	3,838,076
MAN AG	50,705	2,211,885
Metro AG	70,521	2,330,920
Muenchener Rueckversicherungs- Gesellschaft AG	36,450	4,452,088
Siemens AG	97,716	5,595,905

Total Germany common stocks		31,362,966

Greece—0.10%
Alpha Bank AE	202,624	1,355,066

Guernsey—0.08%
Resolution Ltd.*	781,221	1,143,202

Ireland—0.65%
CRH PLC	267,364	5,750,683
Elan Corp. PLC ADR*	189,600	1,258,944
Ryanair Holdings PLC ADR*	91,100	2,105,321

Total Ireland common stocks		9,114,948

Italy—0.15%
Intesa Sanpaolo SpA	763,997	2,101,056

Japan—5.41%
Bank of Yokohama Ltd.	661,000	2,839,833
Canon, Inc.	229,200	6,685,692
Honda Motor Co., Ltd.	293,900	7,032,042
Japan Tobacco, Inc.	2,881	7,694,073
Kao Corp.	202,000	3,960,694
Kuraray Co., Ltd.	325,500	2,796,164
Mitsubishi Corp.	551,400	7,336,583
Mitsui Fudosan Co., Ltd.	192,000	2,106,017
Mitsui Sumitomo Insurance Group Holdings, Inc.	168,800	3,961,697
Nintendo Co., Ltd.	14,900	4,370,690
Nomura Holdings, Inc.	904,800	4,556,811
NTT DoCoMo, Inc.	2,762	3,768,497
Shin-Etsu Chemical Co., Ltd.	127,000	6,233,349
Sumitomo Mitsui Financial Group, Inc.(1)	146,100	5,153,770
Sumitomo Trust & Banking Co., Ltd.	807,000	3,129,091
THK Co., Ltd.(1)	344,800	4,692,275

Total Japan common stocks		76,317,278

Luxembourg—0.10%
ArcelorMittal	70,157	1,419,926

Netherlands—1.39%
Akzo Nobel NV	110,966	4,204,741
ASML Holding NV	302,480	5,354,311
ING Groep NV CVA	847,132	4,731,656
Reed Elsevier NV	327,447	3,501,686
TNT NV	109,851	1,879,224

Total Netherlands common stocks		19,671,618

Norway—0.30%
Telenor ASA	748,800	4,294,638

Singapore—0.71%
CapitaLand Ltd.	2,335,499	3,589,935
DBS Group Holdings Ltd.	389,000	2,181,225
Olam International Ltd.	4,353,000	4,184,948

Total Singapore common stocks		9,956,108

Spain—0.43%
Banco Bilbao Vizcaya Argentaria SA	321,235	2,610,802
Inditex SA	90,230	3,509,564

Total Spain common stocks		6,120,366

Switzerland—2.13%
Adecco SA	142,920	4,471,322
Alcon, Inc.	14,500	1,318,195
Credit Suisse Group AG	143,519	4,353,077
Nobel Biocare Holding AG(1)	132,754	2,266,991
Novartis AG	64,377	2,429,833
Roche Holding AG	82,581	11,337,916
Synthes, Inc.	35,255	3,922,694

Total Switzerland common stocks		30,100,028

United Kingdom—4.21%
Barclays PLC	1,922,135	4,100,470
BP PLC	617,662	4,133,696
British Land Co. PLC	423,116	2,185,440
British Sky Broadcasting Group PLC	1,090,427	6,768,545
Cobham PLC	1,066,560	2,628,445
Imperial Tobacco Group PLC	213,312	4,790,661
Kingfisher PLC	1,704,296	3,652,255
Prudential PLC	691,479	3,331,993
Rio Tinto PLC	187,533	6,279,441
Sage Group PLC	1,408,935	3,414,274
Tullow Oil PLC	311,292	3,578,305
Vodafone Group PLC	6,726,790	11,751,724
Wolseley PLC*	815,952	2,700,468

Total United Kingdom common stocks		59,315,717

United States—37.73%
Abbott Laboratories	18,400	877,680
Abercrombie & Fitch Co., Class A(1)	16,900	402,220
ACE Ltd.	179,300	7,243,720
Adobe Systems, Inc.*	62,700	1,341,153
Aflac, Inc.	108,000	2,090,880
Air Products & Chemicals, Inc.	23,000	1,293,750
Alcoa, Inc.	406,000	2,980,040
Allergan, Inc.	339,200	16,200,192
Amazon.com, Inc.*	39,700	2,915,568
American Electric Power Co., Inc.	181,850	4,593,531
American Tower Corp., Class A*	33,000	1,004,190
Amgen, Inc.*	143,400	7,101,168
Anadarko Petroleum Corp.	223,700	8,699,693
Analog Devices, Inc.	22,600	435,502
Apple, Inc.*	166,500	17,502,480
AT&T, Inc.	376,400	9,485,280
Baker Hughes, Inc.	236,600	6,754,930
Bank of New York Mellon Corp.	307,500	8,686,875
Baxter International, Inc.	31,100	1,592,942
BlackRock, Inc.	11,200	1,456,448
BorgWarner, Inc.(1)	269,100	5,462,730
Broadcom Corp., Class A*	437,700	8,745,246
Burlington Northern Santa Fe Corp.	113,100	6,802,965
Campbell Soup Co.	21,900	599,184
Carnival Corp.	297,400	6,423,840
Celanese Corp., Series A	212,500	2,841,125
Charles Schwab Corp.	112,800	1,748,400
Chevron Corp.	151,900	10,213,756

Cisco Systems, Inc.*	190,400	3,193,008
City National Corp.(1)	75,800	2,559,766
CME Group, Inc.	8,600	2,118,954
Coach, Inc.*	169,100	2,823,970
Colgate-Palmolive Co.	24,200	1,427,316
Comcast Corp., Class A	949,400	12,949,816
Constellation Brands, Inc., Class A*	85,600	1,018,640
DaVita, Inc.*	41,800	1,837,110
Discover Financial Services	545,475	3,441,947
Dynegy, Inc., Class A*	487,400	687,234
Ecolab, Inc.	24,100	836,993
EOG Resources, Inc.	59,600	3,263,696
Exelon Corp.	235,700	10,698,423
Expeditors International Washington, Inc.	16,700	472,443
Express Scripts, Inc.*	33,400	1,542,078
Exxon Mobil Corp.	31,600	2,151,960
FedEx Corp.	198,500	8,831,265
Fortune Brands, Inc.	164,300	4,033,565
General Dynamics Corp.	22,700	944,093
General Electric Co.	1,006,100	10,171,671
Genzyme Corp.*	140,200	8,326,478
Google, Inc., Class A*	13,400	4,664,004
Halliburton Co.	478,600	7,403,942
Hess Corp.	144,200	7,815,640
Home Depot, Inc.	34,100	803,396
Illinois Tool Works, Inc.	340,500	10,504,425
Intel Corp.	1,289,500	19,406,975
IntercontinentalExchange, Inc.*	25,600	1,906,432
International Game Technology	128,200	1,182,004
Interpublic Group of Cos., Inc.*	944,800	3,892,576
Intersil Corp., Class A(1)	231,000	2,656,500
Intuit, Inc.*	297,600	8,035,200
JC Penney Co., Inc.	276,400	5,547,348
Johnson & Johnson	222,700	11,714,020
Johnson Controls, Inc.	403,300	4,839,600
Kellogg Co.	27,300	999,999
Kla-Tencor Corp.	158,500	3,170,000
Laboratory Corp. of America Holdings*	30,700	1,795,643
Macy’s, Inc.	515,500	4,587,950
Marathon Oil Corp.	251,200	6,604,048
Marvell Technology Group Ltd.*	530,300	4,857,548
MasterCard, Inc., Class A(1)	22,600	3,785,048
McDonald’s Corp.	25,100	1,369,707
Medco Health Solutions, Inc.*	225,900	9,338,706
Medtronic, Inc.	240,600	7,090,482
MetLife, Inc.	109,000	2,481,930
Microsoft Corp.	684,800	12,579,776
Millipore Corp.*(1)	82,900	4,759,289
Monsanto Co.	23,800	1,977,780
Morgan Stanley	377,650	8,599,090
National Semiconductor Corp.(1)	214,400	2,201,888

News Corp., Class A		133,700	885,094
Omnicom Group, Inc.		214,200	5,012,280
Oracle Corp.*		81,700	1,476,319
PACCAR, Inc.		313,400	8,073,184
Pall Corp.		196,900	4,022,667
Peabody Energy Corp.		287,200	7,191,488
Pepco Holdings, Inc.		142,100	1,773,408
PepsiCo, Inc.		254,800	13,117,104
Pfizer, Inc.		647,100	8,813,502
Pharmaceutical Product Development, Inc.		99,700	2,364,884
Praxair, Inc.		32,300	2,173,467
Principal Financial Group, Inc.		270,400	2,211,872
QUALCOMM, Inc.		114,800	4,466,868
Ryder System, Inc.		147,300	4,170,063
Salesforce.com, Inc.*		13,200	432,036
Schlumberger Ltd.		20,400	828,648
Sempra Energy		179,500	8,300,080
Sherwin-Williams Co.		24,400	1,268,068
Southwestern Energy Co.*		32,300	958,987
Sprint Nextel Corp.*		1,400,626	5,000,235
Starbucks Corp.*		658,200	7,312,602
Stryker Corp.		53,500	1,821,140
SYSCO Corp.		173,800	3,962,640
Ultra Petroleum Corp.*		228,300	8,193,687
Union Pacific Corp.		49,100	2,018,501
United Technologies Corp.		43,300	1,861,034
Viacom, Inc., Class B*		224,200	3,896,596
Visa, Inc., Class A		73,200	4,069,920
VMware, Inc., Class A*(1)		309,800	7,317,476
Waters Corp.*		24,900	920,055
Weatherford International Ltd.*		36,700	406,269
Wells Fargo & Co.		235,400	3,352,096
Williams Cos., Inc.		251,000	2,856,380
XTO Energy, Inc.		47,675	1,459,809
Zimmer Holdings, Inc.*		129,300	4,719,450

Total United States common stocks			532,104,769

Total common stocks (cost $1,317,459,053)			885,076,572

	Face amount
Bonds—11.23%
Corporate bonds—0.30%
France—0.02%
Compagnie de Financement Foncier,
4.000%, due 07/21/11	EUR	230,000	311,918

Germany—0.04%
Hypothekenbank in Essen AG,
3.750%, due 09/28/12		230,000	311,863
Kreditanstalt fuer Wiederaufbau,
6.000%, due 12/07/28	GBP	145,000	247,057

Total Germany corporate bonds			558,920

Ireland—0.03%
GE Capital European Funding,
4.625%, due 08/23/10	EUR	330,000	434,391

Italy—0.02%
Intesa Sanpaolo SpA,
6.375%, due 04/06/10	EUR	210,000	282,658

Netherlands—0.04%
E.ON International Finance BV,
5.125%, due 10/02/12		220,000	308,727
Rabobank Nederland NV,
4.125%, due 04/04/12		220,000	297,076

Total Netherlands corporate bonds			605,803

United Kingdom—0.06%
Bank of Scotland PLC,
9.375%, due 05/15/21	GBP	170,000	215,934
Royal Bank of Scotland PLC,
9.625%, due 06/22/15		160,000	212,603
Vodafone Group PLC,
3.625%, due 11/29/12	EUR	250,000	328,244

Total United Kingdom corporate bonds			756,781

United States—0.09%
Citigroup, Inc.,
5.500%, due 11/18/15	GBP	190,000	206,312
Morgan Stanley,
1.950%, due 06/20/12		$1,105,000	1,103,357

Total United States corporate bonds			1,309,669

Total corporate bonds (cost $5,088,198)			4,260,140

Asset-backed securities—0.40%
United States—0.40%
Asset Backed Funding Certificates ,
Series 2006-OPT3, Class A3A,
0.582%, due 11/25/36(2)		519,612	493,956
Citibank Credit Card Issuance Trust,
Series 2002-A8, Class A8,
0.723%, due 11/07/11(2)		1,000,000	984,376
Ford Credit Auto Owner Trust,
Series 2007-B, Class A3A,
5.150%, due 11/15/11		570,000	562,450
GSAMP Trust,
Series 2006-S5, Class A2,
5.658%, due 09/25/36(3)		1,957,561	48,939
MBNA Credit Card Master Note Trust,
Series 2004-A7, Class A7,
0.656%, due 12/15/11(2)		1,000,000	993,016
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-A, Class A1,
1.622%, due 10/25/27(2)		115,192	110,757
Merrill Lynch Mortgage Investors, Inc.,
Series 2006-SL1, Class A,
0.702%, due 09/25/36(2)		286,920	68,867

Morgan Stanley ABS Capital I,
Series 2006-HE6, Class A2A,
0.562%, due 09/25/36(2)	311,398	298,694
Structured Asset Securities Corp.,
Series 2005-S7, Class M5,
1.172%, due 12/25/35(2),(4)	2,500,000	55,005
WFS Financial Owner Trust,
Series 2005-2, Class D,
4.840%, due 11/19/12	2,250,000	1,974,861

Total asset-backed securities (cost $10,360,033)		5,590,921

Commercial mortgage-backed securities—0.76%
United States—0.76%
Bear Stearns Commercial Mortgage Securities Trust,
Series 2005-PWR7, Class A2,
4.945%, due 02/11/41	1,188,759	1,003,983
Series 2006-PW12, Class A4,
5.718%, due 09/11/38(2)	1,150,000	980,507
Greenwich Capital Commercial Funding Corp.,
Series 2007-GG9, Class A4,
5.444%, due 03/10/39	1,275,000	918,467
Series 2006-RR1, Class A1,
5.778%, due 03/18/49(2),(4)	8,000,000	880,000
GS Mortgage Securities Corp. II,
Series 2006-RR2, Class A1,
5.676%, due 06/23/46(2),(5),(6)	5,936,231	1,305,971
Series 2007-GG10, Class A2,
5.778%, due 08/10/45(2)	975,000	822,300
Series 2007-GG10, Class A4,
5.799%, due 08/10/45(2)	1,700,000	1,160,153
JPMorgan Chase Commercial Alternative Mortgage Product,
Series 2006-CB17, Class A4,
5.429%, due 12/12/43	2,500,000	1,717,342
JPMorgan Commercial Mortgage Finance Corp.,
Series 1999-C8, Class A2,
7.400%, due 07/15/31(2)	159,222	158,860
Merrill Lynch/Countrywide Commercial Mortgage Trust,
Series 2006-3, Class B,
5.525%, due 07/12/46(2)	950,000	146,297
Salomon Brothers Mortgage Securities VII, Inc.,
Series 2000-C1, Class A2,
7.520%, due 12/18/09(2)	1,045,894	1,052,957
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C27, Class A2,
5.624%, due 07/15/45	600,000	531,207

Total commercial mortgage-backed securities (cost $23,591,737)		10,678,044

Mortgage & agency debt securities—7.11%
United States—7.11%
Citicorp Mortgage Securities, Inc.,
Series 1994-3, Class A13,
6.500%, due 02/25/24	96,645	96,535
Federal Home Loan Bank,
2.250%, due 04/13/12	2,520,000	2,539,240

Federal Home Loan Mortgage Corp. Gold Pools,†
#A21485, 4.500%, due 05/01/34	2,493,631	2,550,956
#G04773, 4.500%, due 09/01/38	5,846,160	5,974,743
#G08307, 5.000%, due 11/01/38	2,606,269	2,690,953
#G04121, 5.500%, due 04/01/38	5,703,664	5,924,639
#G04458, 5.500%, due 06/01/38	3,242,873	3,368,510
#G04567, 5.500%, due 07/01/38	4,147,449	4,308,131
#G04684, 5.500%, due 09/01/38	3,329,275	3,458,259
#C00730, 6.000%, due 03/01/29	618,253	651,225
#J02578, 6.500%, due 09/01/19	822,574	864,800
#C00742, 6.500%, due 04/01/29	1,907	2,029
#C26638, 6.500%, due 05/01/29	223,854	238,339
#G01449, 7.000%, due 07/01/32	530,353	574,131
#D66838, 8.000%, due 09/01/25	525	573
Federal National Mortgage Association,†
2.750%, due 03/13/14	4,460,000	4,513,239
2.875%, due 12/11/13	3,070,000	3,138,249
3.500%, due 04/28/11	3,830,000	3,835,400
4.000%, TBA	4,500,000	4,524,258
4.500%, TBA	9,350,000	9,554,531
5.250%, due 08/01/12	825,000	863,767
Federal National Mortgage Association Pools,†
#934958, 4.500%, due 01/01/39	6,981,113	7,141,801
#357490, 5.000%, due 02/01/19	817,241	854,085
#762615, 5.500%, due 12/01/23	1,815,045	1,895,983
#688066, 5.500%, due 03/01/33	296,029	308,633
#705626, 5.500%, due 05/01/33	1,375,832	1,433,983
#555591, 5.500%, due 07/01/33	1,385,755	1,444,325
#888016, 5.500%, due 05/01/36	4,290,399	4,462,350
#993722, 5.500%, due 07/01/38	7,107,435	7,384,114
#596124, 6.000%, due 11/01/28	169,612	178,711
#323715, 6.000%, due 05/01/29	3,034	3,199
#522564, 6.000%, due 07/01/29	402,521	424,063
#585325, 6.000%, due 07/01/29	686,110	722,915
#545061, 6.000%, due 12/01/29	811,119	855,136
#708631, 6.000%, due 06/01/33	91,577	96,145
#948631, 6.000%, due 08/01/37	5,850,785	6,117,684
#990740, 6.000%, due 09/01/38	3,796,654	3,969,848
#988988, 6.000%, due 09/01/38	1,252,040	1,309,155
#653819, 7.500%, due 02/01/33	130,350	141,321
#N7237, 9.500%, due 11/01/09	1,112	1,135
Federal National Mortgage Association Whole Loan,†
Series 1995-W3, Class A,
9.000%, due 04/25/25	14,587	15,461
Government National Mortgage Association Pools,
#2671, 6.000%, due 11/20/28	3,374	3,544
#495814, 6.000%, due 01/15/29	16,414	17,280
#2713, 6.000%, due 02/20/29	131,912	138,437
#2794, 6.000%, due 08/20/29	76,876	80,679
#509932, 6.500%, due 06/15/29	793,191	844,561
#491532, 6.500%, due 01/20/34	314,447	330,513
#780204, 7.000%, due 07/15/25	2,853	3,057

#405595, 7.000%, due 03/15/26		30,039	32,209
#338523, 8.000%, due 12/15/22		18,645	20,061
IndyMac INDX Mortgage Loan Trust,
Series 2005-AR3, Class B1,
5.062%, due 04/25/35(2)		2,114,195	223,428
Residential Asset Securitization Trust,
Series 2004-IP2, Class B1,
5.160%, due 12/25/34(2)		1,383,100	27,662
Washington Mutual MSC Mortgage Pass-Through Certificates,
Series 2002-MS6, Class 3A1,
6.500%, due 09/25/32		205,953	195,980

Total mortgage & agency debt securities (cost $101,084,018)			100,349,965

US government obligations—1.86%
United States—1.86%
US Treasury Bonds,
4.500%, due 05/15/38(1)		4,540,000	5,300,450
8.125%, due 08/15/19		1,475,000	2,138,750
US Treasury Notes,
0.875%, due 02/28/11(1)		9,170,000	9,187,515
1.750%, due 01/31/14		160,000	161,088
2.750%, due 02/15/19(1)		9,435,000	9,486,609

Total US government obligations (cost $25,931,174)			26,274,412

Non US-government obligations—0.77%
Canada—0.01%
Government of Canada,
5.250%, due 06/01/12	CAD	200,000	177,637
5.750%, due 06/01/29		100	103
6.000%, due 06/01/11		200	175
8.000%, due 06/01/23		200	242

			178,157

France—0.16%
Government of France,
3.500%, due 07/12/09	EUR	1,180,000	1,578,707
3.750%, due 04/25/21		260,000	342,431
4.000%, due 04/25/55		240,000	310,892

			2,232,030

Germany—0.27%
Bundesrepublik Deutschland,
4.250%, due 07/04/17		270,000	395,053
Bundesschatzanweisungen,
4.000%, due 09/10/10		285,000	394,066
Deutsche Bundesrepublik ,
4.000%, due 01/04/37		1,110,000	1,491,780
4.500%, due 01/04/13		740,000	1,071,324
Kreditanstalt fuer Wiederaufbau,
5.000%, due 07/04/11		300,000	424,967

			3,777,190

Italy—0.08%
Buoni Poliennali Del Tesoro,
4.000%, due 02/01/37		440,000	486,000

4.250%, due 08/01/13		180,000	250,366
5.000%, due 08/01/34		310,000	399,016

			1,135,382

Spain—0.14%
Government of Spain,
5.750%, due 07/30/32		260,000	400,633
6.150%, due 01/31/13		1,105,001	1,649,635

			2,050,268

Sweden—0.01%
Government of Sweden,
6.750%, due 05/05/14	SEK	1,050,000	155,199

United Kingdom—0.10%
UK Gilts,
4.250%, due 12/07/27	GBP	130,000	193,441
5.000%, due 03/07/12		440,000	684,764
8.000%, due 06/07/21		225,000	471,800

			1,350,005

Total non US-government obligations (cost $11,562,936)			10,878,231

Sovereign/supranational bond—0.03%
European Investment Bank,
4.750%, due 06/06/12 (cost $461,781)	GBP	240,000	364,788

Total bonds (cost $178,079,877)			158,396,501

	Units
Investment companies—19.90%
UBS Corporate Bond Relationship Fund*(7)		3,402,534	36,617,734
UBS Emerging Markets Equity Relationship Fund*(7)		3,720,589	68,736,760
UBS High Yield Relationship Fund*(7)		6,399,984	104,168,699
UBS Small-Cap Equity Relationship Fund*(7)		1,944,016	49,556,081
UBS U.S. Securitized Mortgage Relationship Fund*(7)		3,042,460	15,330,955
UBS U.S. Treasury Inflation Protected Securities Relationship Fund*(7)		553,136	6,294,186

Total investment companies (cost $355,125,891)			280,704,415

Short-term investment—3.36%
Investment company—3.36%
UBS Cash Management Prime Relationship Fund, 1.03%(7),(8) (cost $47,412,904)		47,412,904	47,412,904

Investment of cash collateral from securities loaned — 2.09%
UBS Supplementary Trust—U.S. Cash Management Prime Fund, 1.04%(7),(8) (cost $29,459,839)		29,459,839	29,459,839

Total investments—99.32%(cost $1,927,537,564)			1,401,050,231
Cash and other assets, less liabilities—0.68%			9,548,075

Net assets—100.00%			$1,410,598,306

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was the same for book purposes, was $1,927,537,564; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$11,187,220
Gross unrealized depreciation	(537,674,553)

Net unrealized depreciation	$(526,487,333)

†	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.
*	Non-income producing security.
(1)	Security, or portion thereof, was on loan at March 31, 2009.
(2)	Floating rate security — The interest rates shown are the current rates as of March 31, 2009.
(3)	Step bond — Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2009. Maturity date disclosed is the ultimate maturity date.
(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2009, the value of these securities amounted to $935,005 or 0.07% of net assets.

(5)	Security is illiquid. At March 31, 2009, this security amounted to $1,305,971 or 0.09% of net assets.
(6)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security, which represents 0.09% of net assets as of March 31, 2009, is considered illiquid and restricted. (See table below for more information.)

Restricted security	Acquisition date	Acquisition cost	Acquisition cost as a percentage of net assets	03/31/09 Market value	03/31/09 Market value as a percentage of net assets
GS Mortgage Securities Corp. II, ,
Series 2006-RR2, Class A1
5.676%, due 06/23/46	07/11/06	$5,823,710	0.41%	$1,305,971	0.09%

(7)	Investment in affiliated mutual fund.
(8)	The rate shown reflects the yield at March 31, 2009.

ABS	Asset-backed securities
ADR	American depositary receipt
CVA	Dutch certification - depository certificate
GS	Goldman Sachs
GSAMP	Goldman Sachs Mortgage Securities Corp.
Preference shares	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
TBA	(To be announced) Security is purchased on a forward commitment basis with an approximate principal amount (generally +/-1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement, when the specific mortgage pools are assigned.

Currency type abbreviations:
CAD	Canadian Dollar
EUR	Euro
GBP	Great Britain Pound
SEK	Swedish Krona

Forward foreign currency contracts

UBS Global Securities Relationship Fund had the following open forward foreign currency contracts as of March 31, 2009:

	Contracts to deliver	In exchange for		Maturity dates	Unrealized appreciation/ (depreciation)
Canadian Dollar	3,080,000	USD	2,467,534	06/18/09	$22,597
Euro	39,850,000	USD	51,972,924	06/18/09	(974,044)
Euro	32,300,000	USD	44,671,311	06/18/09	1,755,701
Great Britain Pound	16,060,000	USD	24,026,734	06/18/09	978,011
Hong Kong Dollar	43,135,000	USD	5,564,751	06/18/09	(3,319)
Japanese Yen	2,365,600,000	USD	25,289,836	06/18/09	1,361,562
Swedish Krona	108,459,772	EUR	9,805,000	06/18/09	(174,450)
Swedish Krona	80,430,000	USD	8,836,471	06/18/09	(953,620)
Swiss Franc	15,910,000	EUR	10,420,283	06/18/09	(156,033)
Swiss Franc	7,655,000	USD	6,466,519	06/18/09	(269,983)
United States Dollar	9,416,831	AUD	14,295,000	06/18/09	473,641
United States Dollar	8,032,112	CAD	9,855,000	06/18/09	(209,110)
United States Dollar	10,118,628	CHF	11,335,000	06/18/09	(143,679)
United States Dollar	8,610,082	EUR	6,470,000	06/18/09	(13,673)
United States Dollar	32,461,543	EUR	25,575,000	06/18/09	1,518,851
United States Dollar	15,877,655	GBP	10,655,000	06/18/09	(585,989)
United States Dollar	22,474,116	GBP	15,930,000	06/18/09	388,036
United States Dollar	74,254,521	JPY	6,806,800,000	06/18/09	(5,403,078)
United States Dollar	87,116,701	SEK	702,300,000	06/18/09	(1,631,420)
United States Dollar	11,452,450	TWD	397,400,000	06/03/09	292,437

Net unrealized depreciation on forward foreign currency contracts					$(3,727,562)

Currency type abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Great Britain Pound
JPY	Japanese Yen
SEK	Swedish Krona
TWD	New Taiwan Dollar
USD	United States Dollar

Futures contracts

UBS Global Securities Relationship Fund had the following open futures contracts as of March 31, 2009:

	Expiration dates	Cost/ (proceeds)	Value	Unrealized appreciation/ (depreciation)
US treasury futures sell contracts:
5 Year US Treasury Notes, 1,436 contracts (USD)	June 2009	$(167,819,013)	$(170,547,437)	$(2,728,424)

Index futures buy contracts:
Amsterdam Exchanges Index, 357 contracts (EUR)	April 2009	19,783,597	20,473,974	690,377
Dow Jones EURO STOXX 50 Index, 1,527 contracts (EUR)	June 2009	39,537,645	40,428,557	890,912
FTSE 100 Index, 994 contracts (GBP)	June 2009	54,029,866	55,281,762	1,251,896
NIKKEI 225 Index, 260 contracts (JPY)	June 2009	18,382,610	21,685,042	3,302,432
S&P 500 Index, 507 contracts (USD)	June 2009	90,919,550	100,740,900	9,821,350
S&P MIB Index, 145 contracts (EUR)	June 2009	13,400,561	14,841,819	1,441,258

Index futures sell contracts:
DAX Index, 102 contracts (EUR)	June 2009	(13,705,330)	(13,926,942)	(221,612)
Hang Seng Stock Index, 80 contracts (HKD)	April 2009	(7,119,895)	(7,017,854)	102,041
S&P Toronto Stock Exchange 60 Index, 334 contracts (CAD)	June 2009	(26,821,640)	(27,868,654)	(1,047,014)
SPI 200 Index, 357 contracts (AUD)	June 2009	(20,947,536)	(22,177,775)	(1,230,239)

Net unrealized appreciation on futures contracts				$12,272,977

Currency type abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Great Britain Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
USD	United States Dollar

Swap agreements

UBS Global Securities Relationship Fund had outstanding interest rate swap agreements with the following terms as of March 31, 2009:

Counterparty	Notional amount		Termination dates	Payments made by the Fund		Payments received by the Fund		Value	Unrealized appreciation/ (depreciation)
Credit Suisse	USD	114,100,000	01/13/10	1.2600	%(1)	0.9269	%(2)	$(156,860)	$(156,860)
Deutsche Bank AG	USD	114,100,000	01/13/19	0.5656	(2)	1.2600	(1)	713,215	713,215
Merrill Lynch International	USD	150,300,000	01/13/10	1.2600	(1)	0.9269	(2)	(206,626)	(206,626)
Merrill Lynch International	USD	150,300,000	01/13/19	0.5669	(2)	1.2600	(1)	922,471	922,471

								$1,272,200	$1,272,200

(1)	Rate based on 3 month LIBOR (USD BBA)
(2)	Rate based on 1 month LIBOR (USD BBA)

BBA	British Banking Association
LIBOR	London Interbank Offered Rate
Currency type abbreviation:
USD	United States Dollar

The Fund adopted Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical investments.

Level 2 –	Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk.

Level 3 –	Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments.

Measurements at 03/31/09

Description	Quoted prices in active markets for identical investments (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Investments, at value	$573,358,691	$826,385,569	$1,305,971	$1,401,050,231
Other financial instruments(1)	12,272,977	(2,455,362)	—	9,817,615

Total	$585,631,668	$823,930,207	$1,305,971	$1,410,867,846

(1)	Other financial instruments may include open futures contracts, swap contracts, written options and forward foreign currency contracts.

Level 3 Rollforward Disclosure

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs for the period:

Measurements using unobservable inputs (Level 3)

	Securities	Derivatives	Total
Assets
Beginning balance	$8,487,349	$0	$8,487,349
Total gains or losses (realized/unrealized) included in earnings	(582,391)	0	(582,391)
Purchases, sales, issuances, and settlements (net)	(651,480)	0	(651,480)
Transfers in and/or out of Level 3	(5,947,507)	0	(5,947,507)

Ending balance	$1,305,971	$0	$1,305,971

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to investments still held at 03/31/09	$128,863	$0	$128,863

Written option activity for the period ended March 31, 2009 for UBS Global Securities Relationship Fund was as follows:

	Number of contracts	Amount of premiums received
Options outstanding at December 31, 2008	778	$302,090
Options written	—	—
Options terminated in closing purchase transactions	(778)	(302,090)
Options expired prior to exercise	—	—
Options exercised	—	—

Options outstanding at March 31, 2009	—	$—

UBS Emerging Markets Equity Completion Relationship Fund

Industry diversification (unaudited)

As a percentage of net assets as of March 31, 2009

Common stocks
Automobiles	2.88%
Commercial banks	15.36
Diversified financial services	2.52
Electric utilities	4.20
Electronic equipment, instruments & components	3.98
Food & staples retailing	4.17
Food products	4.26
Insurance	4.05
IT services	3.66
Metals & mining	2.78
Multiline retail	1.97
Oil, gas & consumable fuels	15.45
Pharmaceuticals	2.99
Real estate management & development	3.02
Semiconductors & semiconductor equipment	3.58
Tobacco	3.67
Wireless telecommunication services	18.95

Total common stocks	97.49
Short-term investment	2.03

Total investments	99.52
Cash and other assets, less liabilities	0.48

Net assets	100.00%

UBS Emerging Markets Equity Completion Relationship Fund — Portfolio of investments

March 31, 2009 (unaudited)

Security description	Shares	Value
Common stocks—97.49%
Brazil—4.50%
Lojas Renner SA	106,000	$656,174
Petroleo Brasileiro SA, Preference shares	68,561	845,874

Total Brazil common stocks		1,502,048

China—27.67%
China Mengniu Dairy Co., Ltd.	1,005,000	1,420,343
China Merchants Bank Co., Ltd., H Shares	734,000	1,282,925
China Mobile Ltd.	226,000	1,967,396
China Overseas Land & Investment Ltd.	644,800	1,009,010
China Shenhua Energy Co., Ltd., H Shares	447,500	1,031,300
CNOOC Ltd.	1,178,000	1,167,952
Ping An Insurance Group Co. of China Ltd., H Shares	226,000	1,349,277

Total China common stocks		9,228,203

Czech Republic—4.20%
CEZ AS	39,221	1,399,485

India—9.69%
Bharti Airtel Ltd.*	81,599	1,013,012
Infosys Technology Ltd., ADR	45,900	1,222,317
Sun Pharmaceutical Industries Ltd.	45,468	997,005

Total India common stocks		3,232,334

Indonesia—5.42%
Astra International Tbk PT	771,500	959,957
Bank Rakyat Indonesia PT	2,329,000	847,470

Total Indonesia common stocks		1,807,427

Kazakhstan—0.84%
Eurasian Natural Resources Corp.	43,502	280,844

Mexico—7.11%
Grupo Financiero Banorte SAB de CV, Class O	740,000	979,004
Wal-Mart de Mexico SAB de CV	596,000	1,391,859

Total Mexico common stocks		2,370,863

Philippines—2.52%
Ayala Corp.	196,575	839,843

Russia—15.30%
Gazprom OAO ADR	67,940	1,009,910
Mobile Telesystems OJSC ADR	61,500	1,840,080
NovaTek OAO GDR(1)	47,878	1,101,194
Novolipetsk Steel OJSC GDR	58,738	646,118
Sberbank	804,159	503,026

Total Russia common stocks		5,100,328

South Africa—4.49%
MTN Group Ltd.	134,990	1,497,472

South Korea—5.36%
KT&G Corp	22,249	1,225,269
Shinhan Financial Group Co., Ltd.*	31,335	562,503

Total South Korea common stocks		1,787,772

Taiwan—7.56%
Advanced Semiconductor Engineering, Inc.	2,447,000	1,192,941
HON HAI Precision Industry Co., Ltd.	584,730	1,326,512

Total Taiwan common stocks		2,519,453

Thailand—2.83%
Bank of Ayudhya PCL	1,517,900	371,426
Bank of Ayudhya PCL NVDR	289,200	71,408
Kasikornbank PCL	388,800	500,786

Total Thailand common stocks		943,620

Total common stocks (cost $44,827,039)		32,509,692

	Units
Short-term investment—2.03%
Investment company—2.03%
UBS Cash Management Prime Relationship Fund, 1.03%(2),(3) (cost $675,449)	675,449	675,449

Total investments—99.52% (cost $45,502,488)		33,185,141
Cash and other assets, less liabilities—0.48%		159,548

Net assets—100.00%		$33,344,689

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was the same for book purposes, was $45,502,488; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$1,642,747
Gross unrealized depreciation	(13,960,094)

Net unrealized depreciation	$(12,317,347)

*	Non-income producing security.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2009, the value of this security amounted to $1,101,194 or 3.30% of net assets.
(2)	Investment in affiliated mutual fund.
(3)	The rate shown reflects the yield at March 31, 2009.

ADR	American depositary receipt
GDR	Global depositary receipt
NVDR	Non-voting depository receipt
OJSC	Open Joint Stock Company
Preference shares	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

The Fund adopted Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical investments.

Level 2 –	Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk.

Level 3 –	Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments. The Fund may hold investments which have been fair valued in accordance with the Fund’s fair valuation policy as of March 31, 2009, which may result in movement between level 1 and level 2.

Measurements at 03/31/09

Description	Quoted prices in active markets for identical investments (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Investments, at value	$9,692,530	$23,492,611	$—	$33,185,141

Level 3 Rollforward Disclosure

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs for the period:

Measurements using unobservable inputs (Level 3)

	Securities	Derivatives	Total
Assets
Beginning balance	$9,264	$0	$9,264
Total gains or losses (realized/unrealized) included in earnings	(9,264)	0	(9,264)
Purchases, sales, issuances, and settlements (net)	0	0	0
Transfers in and/or out of Level 3	0	0	0

Ending balance	$0	$0	$0

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to investments still held at 03/31/09	$0	$0	$0

UBS Emerging Markets Equity Relationship Fund

Industry diversification (unaudited)

As a percentage of net assets as of March 31, 2009

Common stocks
Automobiles	2.54%
Beverages	1.64
Commercial banks	17.69
Construction & engineering	2.01
Diversified financial services	2.01
Diversified telecommunication services	3.37
Electric utilities	2.56
Electronic equipment, instruments & components	2.73
Food products	2.45
Hotels, restaurants & leisure	0.40
Household products	0.59
Insurance	1.61
IT services	1.95
Marine	0.32
Media	1.98
Metals & mining	7.54
Multiline retail	1.51
Oil, gas & consumable fuels	16.48
Personal products	1.05
Pharmaceuticals	4.44
Real estate management & development	1.09
Semiconductors & semiconductor equipment	6.52
Specialty retail	0.20
Thrifts & mortgage finance	0.67
Tobacco	1.73
Wireless telecommunication services	11.71

Total common stocks	96.79
Bonds
Corporate bond
Metals & mining	0.00
Warrants	1.26
Short-term investment	1.89
Investment of cash collateral from securities loaned	2.55

Total investments	102.49
Liabilities, in excess of cash and other assets	(2.49)

Net assets	100.00%

UBS Emerging Markets Equity Relationship Fund — Portfolio of investments

March 31, 2009 (unaudited)

Security description	Shares	Value
Common stocks—96.79%
Brazil—13.23%
Cia de Bebidas das Americas, Preference shares	73,900	$3,526,875
Cia Energetica de Minas Gerais, Preference shares	276,321	4,091,659
Cia Vale do Rio Doce, Preference shares	1,098,840	12,699,602
Itau Unibanco Banco Multiplo SA ADR(1)	759,575	8,264,176
NET Servicos de Comunicacao SA, Preference shares*	309,309	2,246,732
Petroleo Brasileiro SA, Preference shares	1,007,477	12,429,784
Usinas Siderurgicas de Minas Gerais SA, Preference shares	230,353	2,922,422

Total Brazil common stocks		46,181,250

China—22.16%
China Communications Construction Co., Ltd., H Shares	3,662,000	4,018,148
China COSCO Holdings Co., Ltd., H Shares	1,719,500	1,121,000
China Life Insurance Co., Ltd., H Shares	448,000	1,473,925
China Mengniu Dairy Co., Ltd.	3,877,000	5,479,275
China Merchants Bank Co., Ltd., H Shares	3,072,500	5,370,282
China Mobile Ltd.	1,519,500	13,227,693
China Overseas Land & Investment Ltd.	2,421,040	3,788,543
China Petroleum & Chemical Corp., H Shares	4,816,130	3,089,707
China Unicom Hong Kong Ltd.	1,772,000	1,856,714
China Shenhua Energy Co., Ltd., H Shares	2,167,000	4,994,029
CNOOC Ltd.	9,235,000	9,156,232
Ctrip.com International Ltd. ADR(1)	51,100	1,400,140
Dongfeng Motor Group Co., Ltd., H Shares	10,655,500	5,529,987
Hengan International Group Co., Ltd.	913,000	3,669,867
Industrial & Commercial Bank of China	17,289,000	8,993,306
Ping An Insurance Group Co. of China Ltd., H Shares	698,500	4,170,221

Total China common stocks		77,339,069

Czech Republic—2.04%
CEZ AS	135,709	4,842,373
Komercni Banka AS	22,953	2,287,322

Total Czech Republic common stocks		7,129,695

Hungary—0.24%
OTP Bank Nyrt.*	99,022	832,700

India—6.07%
Bajaj Holdings and Investment Ltd.	237,592	1,394,209
Bharti Airtel Ltd.*	333,912	4,145,356
HDFC Bank Ltd. ADR	48,700	2,967,291
Housing Development Finance Corp.	83,544	2,345,895
Infosys Technology Ltd., ADR(1)	255,700	6,809,291
Sun Pharmaceutical Industries Ltd.	160,605	3,521,683

Total India common stocks		21,183,725

Indonesia—3.01%
Astra International Tbk PT	2,699,576	3,359,011
Bank Rakyat Indonesia PT	9,218,000	3,354,218
Telekomunikasi Indonesia Tbk PT	5,795,900	3,790,965

Total Indonesia common stocks		10,504,194

Israel—3.21%
Teva Pharmaceutical Industries Ltd. ADR(1)	249,020	11,218,351

Kazakhstan—0.32%
Eurasian Natural Resources Corp.	171,051	1,104,285

Malaysia—1.06%
Public Bank Bhd	1,784,365	3,703,312

Mexico—4.37%
America Movil SAB de CV	7,400,000	10,030,356
Fomento Economico Mexicano SAB de CV ADR	86,800	2,188,228
Grupo Financiero Banorte SAB de CV, Class O	2,305,900	3,050,658

Total Mexico common stocks		15,269,242

Philippines—1.20%
Ayala Corp.	756,325	3,231,306
Philippine National Bank*	3,936,850	960,809

Total Philippines common stocks		4,192,115

Poland—0.30%
Powszechna Kasa Oszczednosci
Bank Polski SA	170,640	1,052,304

Russia—8.18%
Gazprom OAO ADR	805,510	11,887,433
LUKOIL ADR	70,469	2,656,681
Mobile Telesystems OJSC ADR	195,900	5,861,328
NovaTek OAO GDR	102,550	2,358,650
Novolipetsk Steel OJSC GDR(2)	19,852	218,372
Novolipetsk Steel OJSC GDR	103,307	1,226,863
Pharmstandard GDR*	78,622	755,219
Sberbank	5,730,239	3,584,436

Total Russia common stocks		28,548,982

South Africa—8.02%
AngloGold Ashanti Ltd.	144,991	5,311,921
JD Group Ltd.	202,876	706,099
MTN Group Ltd.	315,419	3,499,009
Naspers Ltd., Class N	275,265	4,661,107
Sasol Ltd.	299,601	8,706,058
Standard Bank Group Ltd.	271,275	2,285,308
Telkom SA Ltd.	254,638	2,836,994

Total South Africa common stocks		28,006,496

South Korea—9.62%
GS Engineering & Construction Corp.		67,410	3,006,821
Hyundai Department Store Co., Ltd.		101,265	5,255,672
KT&G Corp.		109,322	6,020,446
LG Household & Health Care Ltd.		18,861	2,068,052
POSCO		10,691	2,840,423
Samsung Electronics Co., Ltd.		19,629	8,106,998
Shinhan Financial Group Co., Ltd.*		349,181	6,268,242

Total South Korea common stocks			33,566,654

Taiwan—9.96%
Advanced Semiconductor Engineering, Inc.		7,331,128	3,574,011
Chunghwa Telecom Co., Ltd.		2,802,246	5,111,313
HON HAI Precision Industry Co., Ltd.		4,200,816	9,529,926
MediaTek, Inc.		475,140	4,498,627
Taiwan Semiconductor Manufacturing Co., Ltd.		4,327,149	6,588,979
Uni-President Enterprises Corp.		3,786,201	3,083,032
Yuanta Financial Holding Co., Ltd.		5,153,000	2,365,324

Total Taiwan common stocks			34,751,212

Thailand—1.88%
Bank of Ayudhya PCL		3,563,800	872,053
Bank of Ayudhya PCL NVDR		8,130,000	2,007,419
Kasikornbank PCL		1,134,900	1,461,785
PTT Exploration & Production PCL		787,200	2,219,653

Total Thailand common stocks			6,560,910

Turkey—1.92%
Turkcell Iletisim Hizmet AS ADR		184,000	2,261,360
Turkiye Garanti Bankasi AS*		3,126,112	4,449,030

Total Turkey common stocks			6,710,390

Total common stocks (cost $398,636,727)			337,854,886

	Face amount
Bonds—0.00%
Corporate bond—0.00%
Brazil—0.00%
Cia Vale do Rio Doce, Mining Activities Revenue Linked Notes, 0.00%, due 09/29/49(3),(4),(5),(6) (cost $0)	BRL	23,646	0

	Number of Warrants
Warrants—1.26%
India—1.26%
Reliance Industries Ltd., strike @ USD $0.00001, expires 10/24/12*(3),(7) (cost $4,630,531)		146,849	4,413,285

	Units
Short-term investment—1.89%
Investment company—1.89%
UBS Cash Management Prime Relationship Fund, 1.03%(8),(9) (cost $6,581,011)	6,581,011	6,581,011

Investment of cash collateral from securities loaned—2.55%
UBS Supplementary Trust—U.S. Cash Management Prime Fund, 1.04%(8),(9) (cost $8,911,048)	8,911,048	8,911,048

Total investments—102.49% (cost $418,759,317)		357,760,230
Liabilities, in excess of cash and other assets—(2.49)%		(8,702,719)

Net assets—100.00%		$349,057,511

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was the same for book purposes, was $418,759,317; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$17,387,462
Gross unrealized depreciation	(78,386,549)

Net unrealized depreciation	$(60,999,087)

*	Non-income producing security.
(1)	Security, or portion thereof, was on loan at March 31, 2009.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2009, the value of these securities amounted to $218,372 or 0.06% of net assets.
(3)	Security is illiquid. At March 31, 2009, the value of this security amounted to $4,413,285 or 1.26% of net assets.
(4)	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. At March 31, 2009, the value of these securities amounted to $0 or 0.00% of net assets.
(5)	Floating rate security — The interest rates shown are the current rates as of March 31, 2009.
(6)	Perpetual bond security. The maturity date reflects the next call date.
(7)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security, which represents 1.26% of net assets as of March 31, 2009, is considered illiquid and restricted. (See table below for more information.)

Restricted security	Acquisition dates	Acquisition cost	Acquisition cost as a percentage of net assets	03/31/09 Market value	03/31/09 Market value as a percentage of net assets
Reliance Industries Ltd., strike @ $0.00001, expires 10/24/12	07/18/08	$102,043	0.03%	$61,519	0.02%
Reliance Industries Ltd., strike @ $0.00001, expires 10/24/12	09/05/08	946,576	0.27	604,220	0.17
Reliance Industries Ltd., strike @ $0.00001, expires 10/24/12	09/22/08	396,050	0.11	262,335	0.07
Reliance Industries Ltd., strike @ $0.00001, expires 10/24/12	10/14/08	375,115	0.12	330,585	0.09
Reliance Industries Ltd., strike @ $0.00001, expires 10/24/12	10/22/08	925,256	0.27	1,031,757	0.30
Reliance Industries Ltd., strike @ $0.00001, expires 10/24/12	11/03/08	989,396	0.28	1,015,017	0.29
Reliance Industries Ltd., strike @ $0.00001, expires 10/24/12	11/06/08	537,583	0.15	650,953	0.19
Reliance Industries Ltd., strike @ $0.00001, expires 10/24/12	11/14/08	358,512	0.10	456,899	0.13

		$4,630,531	1.33%	$4,413,285	1.26%

(8)	Investment in affiliated mutual fund.
(9)	The rate shown reflects the yield at March 31, 2009.

ADR	American depositary receipt
GDR	Global depositary receipt
GS	Goldman Sachs
NVDR	Non-voting depository receipt
OJSC	Open Joint Stock Company
Preference shares	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

Currency type abbreviations:
BRL	Brazilian Real
USD	United States Dollar

The Fund adopted Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical investments.

Level 2 –	Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk.

Level 3 –	Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments. The Fund may hold investments which have been fair valued in accordance with the Fund’s fair valuation policy as of March 31, 2009, which may result in movement between level 1 and level 2.

Measurements at 03/31/09

Description	Quoted prices in active markets for identical investments (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Investments, at value	$102,590,681	$250,756,264	$4,413,285	$357,760,230

Level 3 Rollforward Disclosure

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs for the period:

Measurements using unobservable inputs (Level 3)

	Securities	Derivatives	Total
Assets
Beginning balance	$5,700,986	$0	$5,700,986
Total gains or losses (realized/unrealized) included in earnings	496,942	0	496,942
Purchases, sales, issuances, and settlements (net)	(1,784,643)	0	(1,784,643)
Transfers in and/or out of Level 3	0	0	0

Ending balance	$4,413,285	$0	$4,413,285

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to investments still held at 03/31/09	$2,363,210	$0	$2,363,210

UBS International Equity Relationship Fund

Industry diversification (unaudited)

As a percentage of net assets as of March 31, 2009

Common stocks
Aerospace & defense	0.75%
Air freight & logistics	0.57
Airlines	1.52
Automobiles	3.03
Beverages	1.47
Capital markets	2.58
Chemicals	5.06
Commercial banks	11.97
Communications equipment	1.38
Construction materials	1.68
Diversified financial services	1.84
Diversified telecommunication services	3.15
Electric utilities	1.49
Energy equipment & services	0.63
Food & staples retailing	1.93
Health care equipment & supplies	1.88
Household products	2.21
Industrial conglomerates	1.97
Insurance	3.89
Machinery	2.01
Media	2.97
Metals & mining	2.93
Multi-utilities	1.13
Office electronics	1.92
Oil, gas & consumable fuels	9.00
Pharmaceuticals	5.60
Professional services	1.27
Real estate investment trusts (REITs)	0.63
Real estate management & development	3.01
Road & rail	1.36
Semiconductors & semiconductor equipment	1.53
Software	2.32
Specialty retail	2.68
Tobacco	3.70
Trading companies & distributors	2.91
Wireless telecommunication services	4.44

Total common stocks	98.41
Short-term investment	0.38
Investment of cash collateral from securities loaned	0.28

Total investments	99.07
Cash and other assets, less liabilities	0.93

Net assets	100.00%

UBS International Equity Relationship Fund — Portfolio of investments

March 31, 2009 (unaudited)

Security description	Shares	Value
Common stocks—98.41%
Australia—2.71%
BHP Billiton Ltd.	11,677	$260,266
Orica Ltd.	40,811	420,449
Qantas Airways Ltd.	268,003	326,028

Total Australia common stocks		1,006,743

Austria—1.91%
Telekom Austria AG	47,074	711,387

Belgium—1.47%
Anheuser-Busch InBev NV	19,840	547,849

Canada—6.46%
Canadian National Railway Co.	14,100	505,489
EnCana Corp.	15,300	626,174
Manulife Financial Corp.	15,400	173,445
Toronto-Dominion Bank	14,400	496,371
TransCanada Corp.	25,300	598,587

Total Canada common stocks		2,400,066

China—2.92%
Bank of East Asia Ltd.	122,540	236,623
Esprit Holdings Ltd.	44,800	231,269
Jardine Matheson Holdings Ltd.	7,600	138,411
New World Development Ltd.	480,000	478,920

Total China common stocks		1,085,223

Finland—1.38%
Nokia Oyj	43,638	510,880

France—8.37%
BNP Paribas	22,790	939,326
GDF Suez	12,220	420,151
Societe Generale	6,129	240,673
Technip SA	6,698	236,058
Total SA	25,658	1,272,530

Total France common stocks		3,108,738

Germany—9.14%
Bayer AG	9,764	467,758
Daimler AG	14,801	376,233
E.ON AG	19,905	554,062
Henkel AG & Co KGaA, Preference shares	14,995	407,658
MAN AG	5,678	247,689
Metro AG	7,472	246,971
Muenchener Rueckversicherungs- Gesellschaft AG	4,083	498,707
Siemens AG	10,383	594,604

Total Germany common stocks		3,393,682

Greece—0.41%
Alpha Bank AE	22,678	151,661

Guernsey—0.41%
Resolution Ltd.*	103,034	150,775

Ireland—2.66%
CRH PLC	29,048	624,788
Elan Corp. PLC ADR*(1)	19,100	126,824
Ryanair Holdings PLC ADR*	10,200	235,722

Total Ireland common stocks		987,334

Italy—0.63%
Intesa Sanpaolo SpA	85,482	235,083

Japan—22.18%
Bank of Yokohama Ltd.	70,000	300,739
Canon, Inc.	24,400	711,740
Honda Motor Co., Ltd.	31,300	748,904
Japan Tobacco, Inc.	323	862,612
Kao Corp.	21,000	411,755
Kuraray Co., Ltd.	37,000	317,844
Mitsubishi Corp.	58,600	779,695
Mitsui Fudosan Co., Ltd.	20,000	219,377
Mitsui Sumitomo Insurance Group Holdings, Inc.	17,900	420,109
Nintendo Co., Ltd.	1,700	498,669
Nomura Holdings, Inc.	98,100	494,057
NTT DoCoMo, Inc.	293	399,772
Shin-Etsu Chemical Co., Ltd.	14,100	692,049
Sumitomo Mitsui Financial Group, Inc.	15,500	546,772
Sumitomo Trust & Banking Co., Ltd.	86,000	333,460
THK Co., Ltd.	36,700	499,439

Total Japan common stocks		8,236,993

Luxembourg—0.43%
ArcelorMittal	7,852	158,919

Netherlands—5.77%
Akzo Nobel NV	11,822	447,961
ASML Holding NV	32,230	570,515
ING Groep NV CVA	94,875	529,924
Reed Elsevier NV	35,959	384,542
TNT NV	12,293	210,297

Total Netherlands common stocks		2,143,239

Norway—1.24%
Telenor ASA	80,600	462,270

Singapore—3.07%
CapitaLand Ltd.	273,000	419,633
DBS Group Holdings Ltd.	45,000	252,326
Olam International Ltd.	487,000	468,199

Total Singapore common stocks		1,140,158

Spain—1.75%
Banco Bilbao Vizcaya Argentaria SA	34,099	277,136
Inditex SA	9,611	373,827

Total Spain common stocks		650,963

Switzerland—8.40%
Adecco SA	15,098	472,348
Credit Suisse Group AG	15,288	463,701
Nobel Biocare Holding AG*	16,419	280,381
Novartis AG	7,427	280,323
Roche Holding AG	8,778	1,205,171
Synthes, Inc.	3,745	416,693

Total Switzerland common stocks		3,118,617

United Kingdom—17.10%
Barclays PLC	203,541	434,212
BP PLC	69,726	466,641
British Land Co. PLC	45,602	235,539
British Sky Broadcasting Group PLC	116,218	721,393
Cobham PLC	113,254	279,105
Imperial Tobacco Group PLC	22,859	513,378
Kingfisher PLC	181,593	389,148
Prudential PLC	73,421	353,790
Rio Tinto PLC	19,924	667,144
Sage Group PLC	149,640	362,623
Tullow Oil PLC	33,058	380,002
Vodafone Group PLC	715,105	1,249,291
Wolseley PLC*	90,978	301,100

Total United Kingdom common stocks		6,353,366

Total common stocks (cost $56,676,081)		36,553,946

	Units
Short-term investment—0.38%
Investment company—0.38%
UBS Cash Management Prime Relationship Fund, 1.03%(2),(3) (cost $141,121)	141,121	141,121

Investment of cash collateral from securities loaned—0.28%
UBS Supplementary Trust—U.S. Cash Management Prime Fund, 1.04%(2),(3) (cost $102,843)	102,843	102,843

Total investments—99.07% (cost $56,920,045)		36,797,910
Cash and other assets, less liabilities—0.93%		345,096

Net assets—100.00%		$37,143,006

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was the same for book purposes, was $56,920,045; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$126,085
Gross unrealized depreciation	(20,248,220)

Net unrealized depreciation	$(20,122,135)

*	Non-income producing security.
(1)	Security, or portion thereof, was on loan at March 31, 2009.
(2)	Investment in affiliated mutual fund.
(3)	The rate shown reflects the yield at March 31, 2009.

ADR	American depositary receipt
CVA	Dutch certification - depository certificate
Preference shares	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

Forward foreign currency contracts

UBS International Equity Relationship Fund had the following open forward foreign currency contracts as of March 31, 2009:

	Contracts to deliver	In exchange for		Maturity dates	Unrealized appreciation/ (depreciation)
Australian Dollar	710,000	USD	455,307	06/18/09	$(35,931)
Canadian Dollar	795,000	USD	661,088	06/18/09	30,008
Canadian Dollar	245,000	USD	194,355	06/18/09	(128)
Euro	3,650,000	USD	4,737,153	06/18/09	(112,443)
Euro	1,000,000	USD	1,378,025	06/18/09	49,368
Great Britain Pound	1,160,000	USD	1,722,040	06/18/09	57,250
Great Britain Pound	120,000	USD	171,296	06/18/09	(923)
Hong Kong Dollar	3,845,000	USD	496,219	06/18/09	(112)
Japanese Yen	228,200,000	USD	2,540,598	06/18/09	232,332
Japanese Yen	68,300,000	USD	689,635	06/18/09	(1,226)
Norwegian Krone	2,720,000	USD	386,638	06/18/09	(17,037)
Singapore Dollar	1,105,000	USD	729,070	06/18/09	3,170
Swedish Krona	2,212,336	EUR	200,000	06/18/09	(3,558)
Swedish Krona	3,040,000	USD	350,368	06/18/09	(19,667)
Swiss Franc	395,000	EUR	258,706	06/18/09	(3,874)
Swiss Franc	296,046	GBP	170,000	06/18/09	(16,547)
Swiss Franc	1,900,000	USD	1,607,797	06/18/09	(64,228)
Swiss Franc	510,000	USD	475,032	06/18/09	26,225
United States Dollar	1,507,739	AUD	2,300,000	06/18/09	83,592
United States Dollar	1,422,621	CAD	1,760,000	06/18/09	(25,514)
United States Dollar	1,871,156	CHF	2,080,000	06/18/09	(40,728)
United States Dollar	632,731	CHF	730,000	06/18/09	9,679
United States Dollar	378,737	DKK	2,170,000	06/18/09	7,671
United States Dollar	780,336	EUR	585,000	06/18/09	(3,071)
United States Dollar	1,421,517	EUR	1,125,000	06/18/09	73,221
United States Dollar	592,923	GBP	410,000	06/18/09	(4,506)
United States Dollar	1,573,014	GBP	1,125,000	06/18/09	41,544
United States Dollar	222,003	HKD	1,720,000	06/18/09	23
United States Dollar	3,225,889	JPY	296,500,000	06/18/09	(226,763)
United States Dollar	175,771	NOK	1,240,000	06/18/09	8,257
United States Dollar	2,540,998	SEK	20,310,000	06/18/09	(68,827)
United States Dollar	370,190	SGD	555,000	06/18/09	(5,598)

Net unrealized depreciation on forward foreign currency contracts					$(28,341)

Currency type abbreviations:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Great Britain Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

The Fund adopted Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical investments.

Level 2 –	Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk.

Level 3 –	Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments. The Fund may hold investments which have been fair valued in accordance with the Fund’s fair valuation policy as of March 31, 2009, which may result in movement between level 1 and level 2.

Measurements at 03/31/09

Description	Quoted prices in active markets for identical investments (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Investments, at value	$2,901,023	$33,896,887	$—	$36,797,910
Other financial instruments(1)	—	(28,341)	—	(28,341)

Total	$2,901,023	$33,868,546	$—	$36,769,569

(1)	Other financial instruments may include open futures contracts, swap contracts, written options and forward foreign currency contracts.

Level 3 Rollforward Disclosure

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs for the period:

Measurements using unobservable inputs (Level 3)

	Securities	Derivatives	Total
Assets
Beginning balance	$662,759	$0	$662,759
Total gains or losses (realized/unrealized) included in earnings	0	0	0
Purchases, sales, issuances, and settlements (net)	0	0	0
Transfers in and/or out of Level 3	(662,759)	0	(662,759)

Ending balance	$0	$0	$0

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to investments still held at 03/31/09	$0	$0	$0

UBS Small-Cap Equity Relationship Fund

Industry diversification (unaudited)

As a percentage of net assets as of March 31, 2009

Common stocks
Aerospace & defense	1.87%
Air freight & logistics	0.89
Beverages	1.11
Capital markets	1.57
Chemicals	2.14
Commercial banks	2.75
Commercial services & supplies	3.10
Communications equipment	3.57
Computers & peripherals	0.89
Containers & packaging	1.45
Distributors	1.78
Diversified consumer services	2.42
Diversified telecommunication services	1.14
Electrical equipment	2.55
Energy equipment & services	3.78
Food products	1.83
Gas utilities	3.59
Health care equipment & supplies	9.92
Health care providers & services	4.05
Hotels, restaurants & leisure	1.08
Insurance	4.33
Internet software & services	4.82
IT services	1.56
Machinery	2.78
Media	2.64
Metals & mining	1.31
Oil, gas & consumable fuels	0.88
Personal products	1.29
Real estate investment trusts (REITs)	4.43
Real estate management & development	0.21
Road & rail	4.45
Semiconductors & semiconductor equipment	0.62
Software	3.55
Specialty retail	3.72
Textiles, apparel & luxury goods	2.00
Trading companies & distributors	1.65

Total common stocks	91.72
Short-term investment	7.11
Investment of cash collateral from securities loaned	4.52

Total investments	103.35
Liabilities, in excess of cash and other assets	(3.35)

Net assets	100.00%

UBS Small-Cap Equity Relationship Fund — Portfolio of investments

March 31, 2009 (unaudited)

Security description	Shares	Value
Common stocks—91.72%
Aerospace & defense—1.87%
BE Aerospace, Inc.*	200,600	$1,739,202
Hexcel Corp.*	205,500	1,350,135

		3,089,337

Air freight & logistics—0.89%
Dynamex, Inc.*	112,900	1,476,732

Beverages—1.11%
Boston Beer Co., Inc., Class A*	87,500	1,825,250

Capital markets—1.57%
Lazard Ltd., Class A(1)	88,000	2,587,200

Chemicals—2.14%
Airgas, Inc.	53,200	1,798,692
Cytec Industries, Inc.	116,000	1,742,320

		3,541,012

Commercial banks—2.75%
Bank of Hawaii Corp.(1)	33,400	1,101,532
Cullen/Frost Bankers, Inc.	55,200	2,591,088
SVB Financial Group*(1)	42,300	846,423

		4,539,043

Commercial services & supplies—3.10%
InnerWorkings, Inc.*	385,500	1,646,085
Interface, Inc., Class A	445,900	1,333,241
Mobile Mini, Inc.*(1)	185,500	2,136,960

		5,116,286

Communications equipment—3.57%
F5 Networks, Inc.*	85,900	1,799,605
Harris Corp.	67,100	1,941,874
Nice Systems Ltd. ADR*	86,800	2,157,848

		5,899,327

Computers & peripherals—0.89%
Stratasys, Inc.*(1)	178,700	1,477,849

Containers & packaging—1.45%
Aptargroup, Inc.	76,900	2,394,666

Distributors—1.78%
LKQ Corp.*	206,200	2,942,474

Diversified consumer services—2.42%
Coinstar, Inc.*(1)	122,300	4,006,548

Diversified telecommunication services—1.14%
Cbeyond, Inc.*	99,800	1,879,234

Electrical equipment—2.55%
AO Smith Corp.	60,200	1,515,836
Regal-Beloit Corp.	88,200	2,702,448

		4,218,284

Energy equipment & services—3.78%
Gulfmark Offshore, Inc.*	74,800	1,784,728
Oceaneering International, Inc.*(1)	43,400	1,600,158
Oil States International, Inc.*(1)	105,000	1,409,100
Tetra Technologies, Inc.*	448,400	1,457,300

		6,251,286

Food products—1.83%
Fresh Del Monte Produce, Inc.*	184,300	3,026,206

Gas utilities—3.59%
AGL Resources, Inc.	108,400	2,875,852
EQT Corp.	97,300	3,048,409

		5,924,261

Health care equipment & supplies—9.92%
AngioDynamics, Inc.*	187,772	2,110,557
CONMED Corp.*	142,900	2,059,189
Cooper Cos., Inc.(1)	82,400	2,178,656
Hill-Rom Holdings, Inc.(1)	159,146	1,573,954
Integra LifeSciences Holdings Corp.*	11,552	285,681
Medical Action Industries, Inc.*	281,199	2,331,140
Orthofix International NV*	194,929	3,610,085
Zoll Medical Corp.*	156,600	2,248,776

		16,398,038

Health care providers & services—4.05%
Henry Schein, Inc.*	44,800	1,792,448
MWI Veterinary Supply, Inc.*(1)	57,751	1,644,748
Patterson Cos., Inc.*(1)	68,000	1,282,480
PSS World Medical, Inc.*(1)	137,600	1,974,560

		6,694,236

Hotels, restaurants & leisure—1.08%
Life Time Fitness, Inc.*(1)	142,400	1,788,544

Insurance—4.33%
SeaBright Insurance Holdings, Inc.*	94,200	985,332
Tower Group, Inc.	86,400	2,128,032
Validus Holdings Ltd.	170,700	4,042,176

		7,155,540

Internet software & services—4.82%
Art Technology Group, Inc.*	1,058,225	2,698,474
TheStreet.com, Inc.	508,400	1,001,548
ValueClick, Inc.*	255,700	2,176,007
Websense, Inc.*	173,700	2,084,400

		7,960,429

IT services—1.56%
NeuStar, Inc., Class A*	94,400	1,581,200
RightNow Technologies, Inc.*	131,300	993,941

		2,575,141

Machinery—2.78%
Nordson Corp.(1)	96,100	2,732,123
Pall Corp.(1)	91,500	1,869,345

		4,601,468

Media—2.64%
Cinemark Holdings, Inc.	465,100	4,367,289

Metals & mining—1.31%
Brush Engineered Materials, Inc.*	156,100	2,165,107

Oil, gas & consumable fuels—0.88%
Foundation Coal Holdings, Inc.(1)	101,400	1,455,090

Personal products—1.29%
Prestige Brands Holdings, Inc.*	409,900	2,123,282

Real estate investment trusts (REITs)—4.43%
Digital Realty Trust, Inc. (1)	49,500	1,642,410
Entertainment Properties Trust(1)	96,100	1,514,536
Hatteras Financial Corp.	166,900	4,170,831

		7,327,777

Real estate management & development—0.21%
Maui Land & Pineapple Co., Inc.*	40,779	346,214

Road & rail—4.45%
Kansas City Southern*(1)	149,100	1,895,061
Knight Transportation, Inc.	178,700	2,709,092
Old Dominion Freight Line, Inc.*(1)	117,300	2,755,377

		7,359,530

Semiconductors & semiconductor equipment—0.62%
ON Semiconductor Corp.*(1)	264,200	1,030,380

Software—3.55%
Factset Research Systems, Inc.(1)	22,100	1,104,779
Nuance Communications, Inc.*	287,200	3,118,992
Quest Software, Inc.*	126,700	1,606,556
Sourcefire, Inc.*	5,800	42,224

		5,872,551

Specialty retail—3.72%
Hibbett Sports, Inc.*(1)	170,700	3,280,854
PetSmart, Inc.	136,600	2,863,136

		6,143,990

Textiles, apparel & luxury goods—2.00%
Movado Group, Inc.(1)	204,468	1,541,689
Steven Madden Ltd.*	93,500	1,755,930

		3,297,619

Trading companies & distributors—1.65%
Interline Brands, Inc.*	324,100	2,732,163

Total common stocks (cost $221,450,863)		151,589,383

	Units
Short-term investment—7.11%
Investment company—7.11%
UBS Cash Management Prime Relationship Fund, 1.03%(2),(3) (cost $11,746,800)	11,746,800	11,746,800

Investment of cash collateral from securities loaned—4.52%
UBS Supplementary Trust—U.S. Cash Management Prime Fund, 1.04%(2),(3) (cost $7,464,764)	7,464,764	7,464,764

Total investments—103.35% (cost $240,662,427)		170,800,947
Liabilities, in excess of cash and other assets—(3.35)%		(5,530,274)

Net assets—100.00%		$165,270,673

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was the same for book purposes, was $240,662,427; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$4,602,304
Gross unrealized depreciation	(74,463,784)

Net unrealized depreciation	$(69,861,480)

*	Non-income producing security.
(1)	Security, or portion thereof, was on loan at March 31, 2009.
(2)	Investment in affiliated mutual fund.
(3)	The rate shown reflects the yield at March 31, 2009.

ADR	American depositary receipt
REIT	Real estate investment trust

The Fund adopted Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical investments.

Level 2 –	Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk.

Level 3 –	Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments.

Measurements at 03/31/09

Description	Quoted prices in active markets for identical investments (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Investments, at value	$151,589,383	$19,211,564	$—	$170,800,947

UBS U.S. Equity Alpha Relationship Fund

Industry diversification (unaudited)

As a percentage of net assets as of March 31, 2009

Common stocks
Air freight & logistics	2.74%
Airlines	0.97
Auto components	3.84
Beverages	4.11
Biotechnology	3.73
Capital markets	3.72
Chemicals	2.06
Commercial banks	1.28
Computers & peripherals	4.19
Consumer finance	0.85
Diversified telecommunication services	2.11
Electric utilities	4.86
Energy equipment & services	2.85
Food & staples retailing	0.60
Health care equipment & supplies	5.26
Health care providers & services	2.84
Hotels, restaurants & leisure	3.32
Household durables	0.94
Independent power producers & energy traders	0.15
Industrial conglomerates	3.25
Insurance	3.11
Life sciences tools & services	2.32
Machinery	6.19
Media	7.02
Metals & mining	0.68
Multiline retail	3.65
Multi-utilities	4.08
Oil, gas & consumable fuels	13.05
Pharmaceuticals	7.24
Road & rail	2.09
Semiconductors & semiconductor equipment	11.78
Software	6.59
Textiles, apparel & luxury goods	0.96
Wireless telecommunication services	1.08

Total common stocks	123.51
Preferred stock	0.50
Short-term investment	1.72

Total investments before investments sold short	125.73
Investments sold short
Common stocks
Aerospace & defense	(1.36)
Air freight & logistics	(0.89)
Capital markets	(0.74)
Chemicals	(0.51)
Computers & peripherals	(0.50)
Food & staples retailing	(0.43)
Food products	(2.61)
Health care equipment & supplies	(0.46)
Health care providers & services	(0.68)
Hotels, restaurants & leisure	(1.78)

Household durables	(0.69)
Internet & catalog retail	(0.60)
Machinery	(0.77)
Multi-utilities	(1.58)
Oil, gas & consumable fuels	(1.35)
Pharmaceuticals	(2.39)
Semiconductors & semiconductor equipment	(1.86)
Software	(2.30)
Specialty retail	(2.65)
Tobacco	(0.75)
Trading companies & distributors	(0.64)
Water utilities	(0.80)

Total investments sold short	(26.34)
Total investments, net of investments sold short	99.39
Cash and other assets, less liabilities	0.61

Net assets	100.00%

UBS U.S. Equity Alpha Relationship Fund — Portfolio of investments

March 31, 2009 (unaudited)

Security description	Shares	Value
Common stocks—123.51%
Air freight & logistics—2.74%
FedEx Corp.(1)	112,900	$5,022,921

Airlines—0.97%
Southwest Airlines Co.(1)	281,500	1,781,895

Auto components—3.84%
BorgWarner, Inc.(1)	176,600	3,584,980
Johnson Controls, Inc.(1)	288,000	3,456,000

		7,040,980

Beverages—4.11%
Dr. Pepper Snapple Group, Inc.*(1)	127,400	2,154,334
PepsiCo, Inc.(1)	104,800	5,395,104

		7,549,438

Biotechnology—3.73%
Amgen, Inc.*(1)	58,400	2,891,968
Genzyme Corp.*(1)	66,500	3,949,435

		6,841,403

Capital markets—3.72%
Bank of New York Mellon Corp.(1)	136,195	3,847,509
Morgan Stanley(1)	130,600	2,973,762

		6,821,271

Chemicals—2.06%
Air Products & Chemicals, Inc.(1)	42,700	2,401,875
Celanese Corp., Series A(1)	103,500	1,383,795

		3,785,670

Commercial banks—1.28%
City National Corp.(1)	31,800	1,073,886
Wells Fargo & Co.(1)	90,000	1,281,600

		2,355,486

Computers & peripherals—4.19%
Apple, Inc.*(1)	58,700	6,170,544
Seagate Technology(1)	252,100	1,515,121

		7,685,665

Consumer finance—0.85%
Discover Financial Services(1)	247,100	1,559,201

Diversified telecommunication services—2.11%
AT&T, Inc.(1)	153,500	3,868,200

Electric utilities—4.86%
American Electric Power Co., Inc.(1)	129,800	3,278,748
Exelon Corp.(1)	92,800	4,212,192
Pepco Holdings, Inc.(1)	114,900	1,433,952

		8,924,892

Energy equipment & services—2.85%
Baker Hughes, Inc.(1)	93,100	2,658,005
Halliburton Co.(1)	166,400	2,574,208

		5,232,213

Food & staples retailing—0.60%
Sysco Corp.(1)	48,100	1,096,680

Health care equipment & supplies—5.26%
Covidien Ltd.(1)	122,100	4,058,604
Medtronic, Inc.(1)	131,000	3,860,570
Zimmer Holdings, Inc.*(1)	47,600	1,737,400

		9,656,574

Health care providers & services—2.84%
DaVita, Inc.*(1)	17,700	777,915
Medco Health Solutions, Inc.*(1)	107,200	4,431,648

		5,209,563

Hotels, restaurants & leisure—3.32%
Carnival Corp.(1)	123,500	2,667,600
Starbucks Corp.*(1)	308,800	3,430,768

		6,098,368

Household durables—0.94%
Fortune Brands, Inc.(1)	70,100	1,720,955

Independent power producers & energy traders—0.15%
Dynegy, Inc., Class A*(1)	200,400	282,564

Industrial conglomerates—3.25%
General Electric Co.(1)	589,700	5,961,867

Insurance—3.11%
ACE Ltd.(1)	81,500	3,292,600
Aflac, Inc.(1)	44,500	861,520
MetLife, Inc.(1)	43,000	979,110
Principal Financial Group, Inc.(1)	70,900	579,962

		5,713,192

Life sciences tools & services—2.32%
Millipore Corp.*(1)	36,800	2,112,688
Pharmaceutical Product Development, Inc.(1)	39,000	925,080
Waters Corp.*(1)	33,100	1,223,045

		4,260,813

Machinery—6.19%
Illinois Tool Works, Inc.(1)	164,500	5,074,825
PACCAR, Inc.(1)	152,600	3,930,976
Pall Corp.(1)	115,700	2,363,751

		11,369,552

Media—7.02%
Comcast Corp., Class A(1)	463,300	6,319,412
Interpublic Group of Cos., Inc.*(1)	414,700	1,708,564
News Corp., Class A(1)	61,900	409,778
Omnicom Group, Inc.(1)	126,100	2,950,740
Viacom, Inc., Class B*(1)	86,300	1,499,894

		12,888,388

Metals & mining—0.68%
Alcoa, Inc.(1)	171,300	1,257,342

Multiline retail—3.65%
JC Penney Co., Inc.(1)	121,000	2,428,470
Macy’s, Inc.(1)	216,200	1,924,180
Nordstrom, Inc.(1)	139,700	2,339,975

		6,692,625

Multi-utilities—4.08%
MDU Resources Group, Inc.(1)	119,400	1,927,116
Sempra Energy(1)	120,200	5,558,048

		7,485,164

Oil, gas & consumable fuels—13.05%
Anadarko Petroleum Corp.(1)	74,800	2,908,972
ConocoPhillips(1)	116,600	4,566,056
EOG Resources, Inc.(1)	22,300	1,221,148
Hess Corp.(1)	64,000	3,468,800
Marathon Oil Corp.(1)	160,400	4,216,916
Peabody Energy Corp.(1)	135,300	3,387,912
Ultra Petroleum Corp.*(1)	75,600	2,713,284
Williams Cos., Inc.(1)	129,500	1,473,710

		23,956,798

Pharmaceuticals—7.24%
Allergan, Inc.(1)	98,100	4,685,256
Johnson & Johnson(1)	81,000	4,260,600
Pfizer, Inc.(1)	318,200	4,333,884

		13,279,740

Road & rail—2.09%
Burlington Northern Santa Fe Corp.(1)	36,600	2,201,490
Ryder System, Inc.(1)	57,700	1,633,487

		3,834,977

Semiconductors & semiconductor equipment—11.78%
Analog Devices, Inc.(1)	7,900	152,233
Broadcom Corp., Class A*(1)	167,100	3,338,658
Intel Corp.(1)	603,400	9,081,170
Intersil Corp., Class A(1)	185,100	2,128,650
Kla-Tencor Corp.(1)	76,200	1,524,000
Marvell Technology Group Ltd.*(1)	394,500	3,613,620
National Semiconductor Corp.(1)	173,100	1,777,737

		21,616,068

Software—6.59%
Intuit, Inc.*(1)	153,400	4,141,800
Microsoft Corp.(1)	272,400	5,003,988
VMware, Inc., Class A*(1)	125,000	2,952,500

		12,098,288

Textiles, apparel & luxury goods—0.96%
Coach, Inc.*(1)	105,700	1,765,190

Wireless telecommunication services—1.08%
Sprint Nextel Corp.*(1)	554,000	1,977,780

Total common stocks (cost $324,678,833)		226,691,723

Preferred stock—0.50%
Johnson Controls, Inc.(1) (cost $725,000)	14,500	923,505

	Units
Short-term investment—1.72%
Investment company—1.72%
UBS Cash Management Prime Relationship Fund, 1.03% (cost $3,161,719)(2),(3)	3,161,719	3,161,719

Total investments before investments sold short—125.73% (cost $328,565,552)		230,776,947

	Shares
Investments sold short—(26.34)%
Common stocks—(26.34)%
Aerospace & defense—(1.36)%
Lockheed Martin Corp.	(18,700)	(1,290,861)
Raytheon Co.	(31,000)	(1,207,140)

		(2,498,001)

Air freight & logistics—(0.89)%
C.H. Robinson Worldwide, Inc.	(35,800)	(1,632,838)

Capital markets—(0.74)%
Charles Schwab Corp.	(87,500)	(1,356,250)

Chemicals—(0.51)%
Praxair, Inc.	(14,000)	(942,060)

Computers & peripherals—(0.50)%
QLogic Corp.	(82,800)	(920,736)

Food & staples retailing—(0.43)%
Wal-Mart Stores, Inc.	(15,100)	(786,710)

Food products—(2.61)%
Campbell Soup Co.	(48,400)	(1,324,224)
Flowers Foods, Inc.	(49,280)	(1,157,095)
General Mills, Inc.	(27,700)	(1,381,676)
Kellogg Co.	(25,300)	(926,739)

		(4,789,734)

Health care equipment & supplies—(0.46)%
C.R. Bard, Inc.	(10,700)	(853,004)

Health care providers & services—(0.68)%
Express Scripts, Inc.	(27,100)	(1,251,207)

Hotels, restaurants & leisure—(1.78)%
McDonald’s Corp.	(34,600)	(1,888,122)
Yum! Brands, Inc.	(50,200)	(1,379,496)

		(3,267,618)

Household durables—(0.69)%
Stanley Works	(43,300)	(1,260,896)

Internet & catalog retail—(0.60)%
NetFlix, Inc.	(25,600)	(1,098,752)

Machinery—(0.77)%
Cummins, Inc.	(55,300)	(1,407,385)

Multi-utilities—(1.58)%
Consolidated Edison, Inc.	(47,400)	(1,877,514)
NSTAR	(32,000)	(1,020,160)

		(2,897,674)

Oil, gas & consumable fuels—(1.35)%
Devon Energy Corp.	(25,200)	(1,126,188)
Occidental Petroleum Corp.	(24,300)	(1,352,295)

		(2,478,483)

Pharmaceuticals—(2.39)%
Abbott Laboratories	(26,700)	(1,273,590)
Eli Lilly & Co.	(30,300)	(1,012,323)
Watson Pharmaceuticals, Inc.	(67,500)	(2,099,925)

		(4,385,838)

Semiconductors & semiconductor equipment—(1.86)%
Altera Corp.	(48,600)	(852,930)
Linear Technology Corp.	(36,400)	(836,472)
Microchip Technology, Inc.	(43,100)	(913,289)
Xilinx, Inc.	(42,900)	(821,964)

		(3,424,655)

Software—(2.30)%
BMC Software, Inc.	(82,800)	(2,732,400)
Novell, Inc.	(351,000)	(1,495,260)

		(4,227,660)

Specialty retail—(2.65)%
Best Buy Co., Inc.	(46,500)	(1,765,140)
Sherwin-Williams Co.	(33,300)	(1,730,601)
Tiffany & Co.	(63,300)	(1,364,748)

		(4,860,489)

Tobacco—(0.75)%
Altria Group, Inc.	(85,900)	(1,376,118)

Trading companies & distributors—(0.64)%
WW Grainger, Inc.	(16,700)	(1,172,006)

Water utilities—(0.80)%
American Water Works Co., Inc.	(76,100)	(1,464,164)

Total investments sold short (proceeds $60,077,150)		(48,352,278)

Total investments, net of investments sold short—99.39%		182,424,669
Cash and other assets, less liabilities—0.61%		1,122,141

Net assets—100.00%		$183,546,810

Notes to portfolio of investments

Aggregate cost for federal income tax purposes before investments sold short, which was the same for book purposes, was $328,565,552; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$5,932,008
Gross unrealized depreciation	(103,720,613)

Net unrealized depreciation	$(97,788,605)

*	Non-income producing security.
(1)	All or a portion of these securities have been delivered to cover open short positions.
(2)	Investment in affiliated mutual fund.
(3)	The rate shown reflects the yield at March 31, 2009.

The Fund adopted Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical investments.

Level 2 –	Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk.

Level 3 –	Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments.

Measurements at 03/31/09

Description	Quoted prices in active markets for identical investments (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Investments, at value	$178,339,445	$4,085,224	$—	$182,424,669

UBS U.S. Large Cap Equity Relationship Fund

Industry diversification (unaudited)

As a percentage of net assets as of March 31, 2009

Common stocks
Air freight & logistics	1.83%
Auto components	2.13
Beverages	2.67
Biotechnology	3.20
Capital markets	3.57
Chemicals	0.59
Commercial banks	1.23
Computers & peripherals	3.48
Consumer finance	0.71
Diversified telecommunication services	1.96
Electric utilities	3.53
Energy equipment & services	2.93
Food & staples retailing	0.82
Health care equipment & supplies	3.81
Health care providers & services	1.94
Hotels, restaurants & leisure	2.84
Household durables	0.84
Independent power producers & energy traders	0.14
Industrial conglomerates	2.10
Insurance	2.90
Life sciences tools & services	1.65
Machinery	4.67
Media	5.55
Metals & mining	0.61
Multiline retail	2.10
Multi-utilities	1.71
Oil, gas & consumable fuels	10.98
Pharmaceuticals	6.48
Road & rail	1.95
Semiconductors & semiconductor equipment	8.36
Software	5.78
Textiles, apparel & luxury goods	0.51
Wireless telecommunication services	1.03

Total common stocks	94.60
Short-term investment	4.67

Total investments	99.27
Cash and other assets, less liabilities	0.73

Net assets	100.00%

UBS U.S. Large Cap Equity Relationship Fund — Portfolio of investments

March 31, 2009 (unaudited)

Security description	Shares	Value
Common stocks—94.60%
Air freight & logistics—1.83%
FedEx Corp.	21,400	$952,086

Auto components—2.13%
BorgWarner, Inc.	29,000	588,700
Johnson Controls, Inc.	43,500	522,000

		1,110,700

Beverages—2.67%
Constellation Brands, Inc., Class A*	9,100	108,290
PepsiCo, Inc.	24,900	1,281,852

		1,390,142

Biotechnology—3.20%
Amgen, Inc.*	15,500	767,560
Genzyme Corp.*	15,100	896,789

		1,664,349

Capital markets—3.57%
Bank of New York Mellon Corp.	33,100	935,075
Morgan Stanley	40,700	926,739

		1,861,814

Chemicals—0.59%
Celanese Corp., Series A	22,900	306,173

Commercial banks—1.23%
City National Corp.	8,200	276,914
Wells Fargo & Co.	25,400	361,696

		638,610

Computers & peripherals—3.48%
Apple, Inc.*	13,700	1,440,144
Seagate Technology	62,100	373,221

		1,813,365

Consumer finance—0.71%
Discover Financial Services	58,800	371,028

Diversified telecommunication services—1.96%
AT&T, Inc	40,600	1,023,120

Electric utilities—3.53%
American Electric Power Co., Inc.	19,600	495,096
Exelon Corp.	25,400	1,152,906
Pepco Holdings, Inc.	15,300	190,944

		1,838,946

Energy equipment & services—2.93%
Baker Hughes, Inc.	25,500	728,025
Halliburton Co.	51,600	798,252

		1,526,277

Food & staples retailing—0.82%
Sysco Corp.	18,700	426,360

Health care equipment & supplies—3.81%
Covidien Ltd.	30,700	1,020,468
Medtronic, Inc.	21,900	645,393
Zimmer Holdings, Inc.*	8,700	317,550

		1,983,411

Health care providers & services—1.94%
DaVita, Inc.*	4,500	197,775
Medco Health Solutions, Inc.*	19,700	814,398

		1,012,173

Hotels, restaurants & leisure—2.84%
Carnival Corp.	32,000	691,200
Starbucks Corp.*	71,000	788,810

		1,480,010

Household durables—0.84%
Fortune Brands, Inc.	17,700	434,535

Independent power producers & energy traders—0.14%
Dynegy, Inc., Class A*	50,200	70,782

Industrial conglomerates—2.10%
General Electric Co.	108,400	1,095,924

Insurance—2.90%
ACE Ltd.	19,300	779,720
Aflac, Inc.	11,600	224,576
MetLife, Inc.	11,700	266,409
Principal Financial Group, Inc.	29,100	238,038

		1,508,743

Life sciences tools & services—1.65%
Millipore Corp.*	8,900	510,949
Pharmaceutical Product
Development, Inc.	10,700	253,804
Waters Corp.*	2,600	96,070

		860,823

Machinery—4.67%
Illinois Tool Works, Inc.	36,700	1,132,195
PACCAR, Inc.	33,750	869,400
Pall Corp.	21,200	433,116

		2,434,711

Media—5.55%
Comcast Corp., Class A	102,300	1,395,372
Interpublic Group of Cos., Inc.*	101,800	419,416
News Corp., Class A	15,100	99,962
Omnicom Group, Inc.	23,100	540,540
Viacom, Inc., Class B*	25,200	437,976

		2,893,266

Metals & mining—0.61%
Alcoa, Inc.	43,500	319,290

Multiline retail—2.10%
JC Penney Co., Inc.	29,800	598,086
Macy’s, Inc.	55,500	493,950

		1,092,036

Multi-utilities—1.71%
Sempra Energy	19,300	892,432

Oil, gas & consumable fuels—10.98%
Anadarko Petroleum Corp.	24,100	937,249
Chevron Corp.	14,900	1,001,876
EOG Resources, Inc.	6,400	350,464
Hess Corp.	15,500	840,100
Marathon Oil Corp.	27,100	712,459
Peabody Energy Corp.	31,000	776,240
Ultra Petroleum Corp.*	22,100	793,169
Williams Cos., Inc.	27,000	307,260

		5,718,817

Pharmaceuticals— 6.48%
Allergan, Inc.	25,400	1,213,104
Johnson & Johnson	23,400	1,230,840
Pfizer, Inc.	68,300	930,246

		3,374,190

Road & rail—1.95%
Burlington Northern Santa Fe Corp.	9,400	565,410
Ryder System, Inc.	15,900	450,129

		1,015,539

Semiconductors & semiconductor equipment—8.36%
Analog Devices, Inc.	2,300	44,321
Broadcom Corp., Class A*	47,200	943,056
Intel Corp.	131,400	1,977,570
Intersil Corp., Class A	24,900	286,350
Kla-Tencor Corp.	17,100	342,000
Marvell Technology Group Ltd.*	57,100	523,036
National Semiconductor Corp.	23,100	237,237

		4,353,570

Software—5.78%
Intuit, Inc.*	32,100	866,700
Microsoft Corp.	73,800	1,355,706
VMware, Inc., Class A*	33,400	788,908

		3,011,314

Textiles, apparel & luxury goods—0.51%
Coach, Inc.*	15,900	265,530

Wireless telecommunication services—1.03%
Sprint Nextel Corp.*	150,886	538,663

Total common stocks (cost $65,887,272)		49,278,729

	Units
Short-term investment—4.67%
Investment company—4.67%
UBS Cash Management Prime Relationship Fund, 1.03%(1),(2) (cost $2,433,656)	2,433,656	2,433,656

Total investments—99.27% (cost $68,320,928)		51,712,385
Cash and other assets, less liabilities—0.73%		382,893

Net assets—100.00%		$52,095,278

Notes to portfolio of investments
Aggregate cost for federal income tax purposes, which was the same for book purposes, was $68,320,928; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$1,022,094
Gross unrealized depreciation	(17,630,637)

Net unrealized depreciation	$(16,608,543)

*	Non-income producing security.
(1)	Investment in affiliated mutual fund.
(2)	The rate shown reflects the yield at March 31, 2009.

Futures contracts

UBS U.S. Large Cap Equity Relationship Fund had the following open futures contracts as of March 31, 2009:

	Expiration date	Cost	Value	Unrealized appreciation
Index futures buy contracts:
S&P 500 Index, 9 contracts (USD)	June 2009	$1,725,781	$1,788,300	$62,519

Currency type abbreviation:
USD	United States Dollar

The Fund adopted Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157

requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical investments.

Level 2 –	Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk.

Level 3 –	Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments.

Measurements at 03/31/09

Description	Quoted prices in active markets for identical investments (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Investments, at value	$49,278,729	$2,433,656	$—	$51,712,385
Other financial instruments(1)	62,519	—	—	62,519

Total	$49,341,248	$2,433,656	$—	$51,774,904

(1)	Other financial instruments may include open futures contracts, swap contracts, written options and forward foreign currency contracts.

UBS U.S. Large Cap Growth Equity Relationship Fund

Industry diversification (unaudited)

As a percentage of net assets as of March 31, 2009

Common stocks
Aerospace & defense	3.05%
Air freight & logistics	0.51
Beverages	1.33
Capital markets	3.47
Chemicals	6.85
Communications equipment	8.28
Computers & peripherals	4.46
Diversified financial services	4.38
Energy equipment & services	1.33
Food products	1.73
Health care equipment & supplies	8.28
Health care providers & services	5.59
Hotels, restaurants & leisure	2.78
Household products	1.55
Internet & catalog retail	3.18
Internet software & services	5.07
IT services	8.56
Oil, gas & consumable fuels	6.86
Pharmaceuticals	6.37
Road & rail	3.89
Semiconductors & semiconductor equipment	1.16
Software	3.54
Specialty retail	2.70
Textiles, apparel & luxury goods	0.39
Wireless telecommunication services	1.09

Total common stocks	96.40

Short-term investment	3.60
Investments of cash collateral for securities loaned	4.35

Total investments	104.35
Liabilities, in excess of cash and other assets	(4.35)

Net assets	100.00%

UBS U.S. Large Cap Growth Equity Relationship Fund — Portfolio of investments

March 31, 2009 (unaudited)

Security description	Shares	Value
Common stocks—96.40%
Aerospace & defense—3.05%
General Dynamics Corp.	17,900	$744,461
United Technologies Corp.	34,400	1,478,512

		2,222,973

Air freight & logistics—0.51%
Expeditors International of Washington, Inc.	13,200	373,428

Beverages—1.33%
PepsiCo, Inc.	18,800	967,824

Capital markets—3.47%
BlackRock, Inc.	8,800	1,144,352
Charles Schwab Corp.	89,300	1,384,150

		2,528,502

Chemicals—6.85%
Air Products & Chemicals, Inc.(1)	18,100	1,018,125
Ecolab, Inc.	19,500	677,235
Monsanto Co.	18,800	1,562,280
Praxair, Inc.	25,700	1,729,353

		4,986,993

Communications equipment—8.28%
Cisco Systems, Inc.*	150,000	2,515,500
QUALCOMM, Inc.	90,300	3,513,573

		6,029,073

Computers & peripherals—4.46%
Apple, Inc.*	30,900	3,248,208

Diversified financial services—4.38%
CME Group, Inc.	6,800	1,675,452
Intercontinental Exchange, Inc.*(1)	20,300	1,511,741

		3,187,193

Energy equipment & services—1.33%
Schlumberger Ltd.	16,000	649,920
Weatherford International Ltd.*	29,000	321,030

		970,950

Food products—1.73%
Campbell Soup Co.	17,300	473,328
Kellogg Co.	21,500	787,545

		1,260,873

Health care equipment & supplies—8.28%
Alcon, Inc.	11,500	1,045,465
Baxter International, Inc.	24,600	1,260,012
Medtronic, Inc.	29,700	875,259
Stryker Corp.	42,200	1,436,488
Zimmer Holdings, Inc.*	38,600	1,408,900

		6,026,124

Health care providers & services — 5.59%
Express Scripts, Inc.*	26,200	1,209,654
Laboratory Corp. of America Holdings*(1)	24,300	1,421,307
Medco Health Solutions, Inc.*	34,700	1,434,498

		4,065,459

Hotels, restaurants & leisure—2.78%
International Game Technology(1)	101,500	935,830
McDonald’s Corp.	19,900	1,085,943

		2,021,773

Household products—1.55%
Colgate-Palmolive Co.	19,100	1,126,518

Internet & catalog retail—3.18%
Amazon.com, Inc.*	31,500	2,313,360

Internet software & services—5.07%
Google, Inc., Class A*	10,600	3,689,436

IT services—8.56%
MasterCard, Inc., Class A(1)	17,851	2,989,685
Visa, Inc., Class A	58,205	3,236,198

		6,225,883

Oil, gas & consumable fuels—6.86%
Chevron Corp.	10,700	719,468
Exxon Mobil Corp.	25,000	1,702,500
Southwestern Energy Co.*	25,700	763,033
Ultra Petroleum Corp.*	18,100	649,609
XTO Energy, Inc.	37,725	1,155,140

		4,989,750

Pharmaceuticals—6.37%
Abbott Laboratories	14,600	696,420
Allergan, Inc.	82,500	3,940,200

		4,636,620

Road & rail—3.89%
Burlington Northern Santa Fe Corp.	20,600	1,239,090
Union Pacific Corp.	38,800	1,595,068

		2,834,158

Semiconductors & semiconductor equipment—1.16%
Intel Corp.	55,900	841,295

Software—3.54%
Adobe Systems, Inc.*	49,600	1,060,944
Oracle Corp.*	64,700	1,169,129
Salesforce.com, Inc.*	10,500	343,665

		2,573,738

Specialty retail—2.70%
Abercrombie & Fitch Co., Class A	13,700	326,060
Home Depot, Inc.	27,000	636,120
Sherwin-Williams Co.(1)	19,300	1,003,021

		1,965,201

Textiles, apparel & luxury goods—0.39%
Coach, Inc.*	16,900	282,230

Wireless telecommunication services—1.09%
American Tower Corp., Class A*	26,000	791,180

Total common stocks (cost $84,441,881)		70,158,742

	Units
Short-term investment—3.60%
Investment company—3.60%
UBS Cash Management Prime Relationship Fund, 1.03%(2),(3) (cost $2,617,669)	2,617,669	2,617,669

Investments of cash collateral from securities loaned—4.35%
UBS Supplementary Trust—U.S. Cash Management Prime Fund, 1.04%(2),(3) (cost $3,164,838)	3,164,838	3,164,838

Total investments—104.35% (cost $90,224,388)		75,941,249
Liabilities, in excess of cash and other assets—(4.35)%		(3,168,868)

Net assets—100.00%		$72,772,381

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was the same for book purposes, was $90,224,388; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$806,776
Gross unrealized depreciation	(15,089,915)

Net unrealized depreciation	$(14,283,139)

*	Non-income producing security.
(1)	Security, or portion thereof, was on loan at March 31, 2009.
(2)	The rate shown reflects the yield at March 31, 2009.
(3)	Investment in affiliated mutual fund.

The Fund adopted Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical investments.

Level 2 –	Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk.

Level 3 –	Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments.

Measurements at 03/31/09

Description	Quoted prices in active markets for identical investments (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Investments, at value	$70,158,742	$5,782,507	$—	$75,941,249

UBS Absolute Return Investment Grade Bond Relationship Fund

Industry diversification (unaudited)

As a percentage of net assets as of March 31, 2009

Bonds
Corporate bonds
Capital markets	3.83%
Commercial banks	4.53
Construction materials	0.28
Consumer finance	1.79
Diversified financial services	11.11
Diversified telecommunication services	0.14
Food & staples retailing	1.16
Household durables	0.28
Multi-utilities	0.31
Oil, gas & consumable fuels	1.58
Road & rail	1.22

Total corporate bonds	26.23
Asset-backed securities	18.53
Collateralized debt obligations	0.06
Commercial mortgage-backed securities	9.02
Mortgage & agency debt securities	11.93

Total bonds	65.77
Short-term investments	33.01

Total investments	98.78
Cash and other assets, less liabilities	1.22

Net assets	100.00%

UBS Absolute Return Investment Grade Bond Relationship Fund — Portfolio of investments

March 31, 2009 (unaudited)

Security description	Face amount	Value
Bonds—65.77%
Corporate bonds—26.23%
Japan—0.21%
Resona Bank Ltd.,
5.850%, due 04/15/16(1),(2),(3)	$500,000	$255,000

Luxembourg—0.14%
Telecom Italia Capital SA,
5.250%, due 11/15/13	200,000	179,607

United States—25.88%
American Express Credit Corp.,
0.648%, due 10/04/10(2)	1,500,000	1,364,063
Bank of America N.A.,
1.700%, due 12/23/10	2,000,000	2,013,126
Citigroup, Inc.,
1.554%, due 06/09/16(2)	3,000,000	1,499,958
2.875%, due 12/09/11	2,000,000	2,057,010
CRH America, Inc.,
6.000%, due 09/30/16	500,000	352,551
CVS Caremark Corp.,
1.561%, due 06/01/10(2)	1,500,000	1,445,378
Discover Financial Services,
1.861%, due 06/11/10(2)	1,000,000	863,805
DTE Energy Co.,
6.350%, due 06/01/16	450,000	389,339
Fortune Brands, Inc.,
5.375%, due 01/15/16	400,000	345,131
General Electric Capital Corp.,
1.611%, due 01/08/16(2)	3,000,000	1,994,838
3.000%, due 12/09/11	2,000,000	2,059,280
Goldman Sachs Group, Inc.,
1.523%, due 07/22/15(2)	2,000,000	1,407,568
HSBC USA, Inc.,
1.560%, due 10/15/09(2)	2,000,000	1,987,308
JPMorgan Chase & Co.,
1.341%, due 02/22/12(2)	2,500,000	2,221,042
2.125%, due 06/22/12	2,000,000	2,009,644
Kinder Morgan Energy Partners LP,
5.125%, due 11/15/14	450,000	427,465
Merrill Lynch & Co., Inc.,
1.501%, due 06/05/12(2)	2,500,000	1,940,967
Morgan Stanley,
1.574%, due 10/15/15(2)	2,000,000	1,420,960
Norfolk Southern Corp.,
5.257%, due 09/17/14	1,500,000	1,524,963
Spectra Energy Capital LLC,
5.668%, due 08/15/14	350,000	337,221
Valero Energy Corp.,
6.875%, due 04/15/12	1,200,000	1,211,102

Wachovia Bank N.A.,
1.650%, due 03/15/16(2)	2,700,000	1,615,159
Wells Fargo & Co.,
1.384%, due 10/28/15(2)	2,500,000	1,764,642

Total United States corporate bonds		32,252,520

Total corporate bonds (cost $39,871,621)		32,687,127

Asset-backed securities—18.53%
United States—18.53%
AmeriCredit Automobile Receivables Trust,
Series 2005-1, Class C,
4.730%, due 07/06/10	312,038	311,506
Banc of America Securities Auto Trust,
Series 2006-G1, Class C,
5.510%, due 02/19/13	1,000,000	849,681
Bank One Issuance Trust,
Series 2004-A6, Class A6,
3.940%, due 04/16/12	1,584,500	1,587,606
Bear Stearns Asset Backed Securities Trust,
Series 2006-SD2, Class A2,
0.722%, due 06/25/36(2)	502,995	367,796
Capital Auto Receivables Asset Trust,
Series 2008-2, Class A2B,
1.476%, due 03/15/11(2)	1,691,903	1,673,862
Series 2006-1, Class A4,
5.040%, due 05/17/10	995,257	997,790
Countrywide Asset-Backed Certificates,
Series 2006-17, Class 2A1,
0.572%, due 03/25/47(2)	290,026	279,033
Daimler Chrysler Auto Trust,
Series 2008-A, Class A2B,
1.383%, due 10/08/10(2)	1,530,813	1,523,215
First Auto Receivables Group Trust,
Series 2003-2, Class A4,
3.314%, due 09/15/10(1)	52,568	51,134
First Franklin Mortgage Loan Asset Backed Certificates,
Series 2003-FFB, Class M2,
3.522%, due 02/25/33(2),(4)	434,752	179,437
Ford Credit Auto Owner Trust,
Series 2008-A, Class A2,
1.156%, due 07/15/10(2)	715,015	710,831
Series 2008-B, Class A2,
1.756%, due 12/15/10(2)	761,492	756,697
Franklin Auto Trust,
Series 2005-1, Class C,
5.440%, due 05/20/13	600,000	502,569
GSAMP Trust,
Series 2006-S3, Class A1,
6.085%, due 05/25/36(5)	530,008	44,827
M&I Auto Loan Trust,
Series 2005-1, Class B,
5.020%, due 07/20/12	1,630,000	1,437,639

MBNA Master Credit Card Trust II,
Series 1999-7, Class A,
7.000%, due 02/15/12	2,000,000	2,030,840
Merrill Auto Trust Securitization,
Series 2007-1, Class A4,
0.616%, due 12/15/13(2)	3,000,000	2,790,358
Merrill Lynch Mortgage Investors, Inc.,
Series 2006-AHL1, Class A2A,
0.572%, due 05/25/37(2)	296,024	286,443
Series 2006-FF1, Class A2A,
0.592%, due 08/25/36(2)	274,843	258,914
Series 2006-SL1, Class A,
0.702%, due 09/25/36(2)	166,838	40,045
Morgan Stanley Mortgage Loan Trust,
Series 2006-10SL, Class M2,
1.022%, due 08/25/36(2),(4)	400,814	2,004
Navistar Financial Corp. Owner Trust,
Series 2004-B, Class C,
3.930%, due 10/15/12	217,765	188,903
New York City Tax Lien,
Series 2005-AA, Class A,
4.780%, due 12/10/18(1)	294,317	291,822
Nissan Auto Lease Trust,
Series 2008-A, Class A2B,
2.106%, due 12/15/10(2)	865,628	846,594
Oncor Electric Delivery Transition Bond Co.,
Series 2003-1, Class A2,
4.030%, due 02/15/12	1,257,973	1,270,698
Peco Energy Transition Trust,
Series 2001-A, Class A1,
6.520%, due 12/31/10	2,000,000	2,093,403
RAAC Series,
Series 2006-RP1, Class M4,
2.397%, due 10/25/45(2),(4),(6)	356,387	3,564
Series 2004-SP1, Class AI4,
5.285%, due 08/25/27(2)	1,305,424	1,059,114
Saxon Asset Securities Trust,
Series 2005-3, Class A2C,
0.802%, due 11/25/35(2)	219,581	202,813
Structured Asset Investment Loan Trust,
Series 2005-7, Class A4,
0.712%, due 08/25/35(2)	288,491	278,218
Superior Wholesale Inventory Financing Trust,
Series 2007-AE1, Class C,
1.156%, due 01/15/12(2)	700,000	175,000

Total asset-backed securities (cost $25,975,580)		23,092,356

Collateralized debt obligations—0.06%
Cayman Islands—0.00%(7)
Credit-Based Asset Servicing and Securitization CBO Ltd.,
Series 15A, Class B,
1.704%, due 02/16/41(2),(4),(6)	750,000	3,750

United States—0.06%
Ansonia CDO Ltd.,
Series 2006-1A, Class F,
6.755%, due 07/28/46(4),(6)	700,000	70,000
Duke Funding Ltd.,
Series 2006-HG5A, Class C,
2.675%, due 07/03/50(2),(4),(6)	222,668	0

Total United States collateralized debt obligations		70,000

Total collateralized debt obligations (cost $1,672,646)		73,750

Commercial mortgage-backed securities—9.02%
United States—9.02%
Banc of America Large Loan, Inc.,
Series 2005-MIB1, Class A2,
0.766%, due 03/15/22(1),(2)	3,000,000	2,107,315
Bear Stearns Commercial Mortgage Securities Trust,
Series 2005-PWR7, Class A2,
4.945%, due 02/11/41	1,188,759	1,003,983
Commercial Mortgage Pass-Through Certificates,
Series 2006-C8, Class A4,
5.306%, due 12/10/46	2,500,000	1,747,263
Credit Suisse Mortgage Capital Certificates,
Series 2006-TF2A, Class SVE,
1.106%, due 10/15/21(1),(2)	1,000,000	200,000
GS Mortgage Securities Corp. II,
Series 2006-GG8, Class A2,
5.479%, due 11/10/39	250,000	220,636
TW Hotel Funding 2005 LLC,
Series 2005-LUX, Class A1,
0.806%, due 01/15/21(1),(2)	1,216,390	1,107,500
Series 2005-LUX, Class K,
1.756%, due 01/15/21(1),(2)	1,216,390	876,072
Wachovia Bank Commercial Mortgage Trust,
Series 2007-WHL8, Class A1,
0.636%, due 06/15/20(1),(2)	1,873,134	1,289,403
Series 2007-ESH, Class A1,
1.006%, due 06/15/19(1),(2)	2,999,247	2,159,458
Series 2006-C27, Class A2,
5.624%, due 07/15/45	600,000	531,207

Total commercial mortgage-backed securities (cost $15,116,754)		11,242,837

Mortgage & agency debt securities—11.93%
United Kingdom—0.72%
Arkle Master Issuer PLC,
Series 2006-1A, Class 4C,
1.718%, due 02/17/52(1),(2)	1,500,000	900,000

United States—11.21%
Adjustable Rate Mortgage Trust,
Series 2005-12, Class 2A1,
5.665%, due 03/25/36(2)	882,924	373,632
Countrywide Alternative Loan Trust,
Series 2004-2CB, Class 1A1,
4.250%, due 03/25/34	77,159	68,110

Federal Home Loan Bank,
3.625%, due 10/18/13	5,000,000	5,215,220
Federal National Mortgage Association,†
4.750%, due 02/21/13	4,435,000	4,875,724
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA7, Class 2A1,
5.402%, due 09/25/35(2)	817,684	371,614
First Horizon Asset Securities, Inc.,
Series 2006-AR1, Class 2A1,
5.855%, due 05/25/36(2)	1,241,111	628,194
IndyMac INDA Mortgage Loan Trust,
Series 2006-AR3, Class 1A2,
5.284%, due 12/25/36(2)	1,560,526	265,289
MLCC Mortgage Investors, Inc.,
Series 2006-3, Class 2A2,
6.078%, due 10/25/36(2)	1,001,513	220,333
Residential Accredit Loans, Inc.,
Series 2005-QS13, Class 1A6,
5.500%, due 09/25/35	864,159	480,155
Wells Fargo Mortgage Backed Securities Trust,
Series 2005-AR2, Class 3A1,
4.925%, due 03/25/35(2)	965,161	736,191
Series 2006-AR1, Class 2A2,
5.545%, due 03/25/36(2)	973,811	724,074

Total United States mortgage & agency debt securities		13,958,536

Total mortgage & agency debt securities (cost $19,701,735)		14,858,536

Total bonds (cost $102,338,336)		81,954,606

Short-term investments—33.01%
Commercial paper—11.21%
Amsterdam Funding Corp.,
0.60%, due 04/08/09(8)	2,000,000	1,999,726
Atlantic Asset Securitization Corp.,
0.50%, due 04/06/09(8),(9)	2,000,000	1,999,828
Chariot Funding LLC,
0.45%, due 04/06/09(8),(9)	1,400,000	1,399,895
Enterprise Funding LLC,
0.45%, due 04/03/09(8)	1,500,000	1,499,944
Fairway Finance LLC,
0.45%, due 04/20/09(8),(9)	1,500,000	1,499,625
Market Street Funding LLC,
0.50%, due 04/20/09(8)	1,000,000	999,537
Regency Markets No. 1 LLC,
0.55%, due 04/08/09(8),(9)	2,393,000	2,392,707
San Paolo US Financial,
0.54%, due 04/02/09(8)	2,170,000	2,169,935

Total commercial paper (cost $13,961,594)		13,961,197

	Units
Investment company—21.80%
UBS Cash Management Prime Relationship Fund, 1.03%(10),(11) (cost $27,164,031)	27,164,031	27,164,031

Total short-term investments (cost $41,125,625)		41,125,228

Total investments—98.78% (cost $143,463,961)		123,079,834
Cash and other assets, less liabilities—1.22%		1,524,023

Net assets—100.00%		$124,603,857

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was the same for book purposes, was $143,463,961; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$353,074
Gross unrealized depreciation	(20,737,201)

Net unrealized depreciation	$(20,384,127)

†

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2009, the value of these securities amounted to $9,237,704 or 7.41% of net assets.

(2)	Floating rate security — The interest rates shown are the current rates as of March 31, 2009.
(3)	Perpetual bond security. The maturity date reflects the next call date.
(4)	Security is illiquid. At March 31, 2009 the value of these securities amounted to $258,755 or 0.21% of net assets
(5)	Step bond — Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2009. Maturity date disclosed is the ultimate maturity date.
(6)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.06% of net assets as of March 31, 2009, is considered illiquid and restricted. (See table below for more information.)

Restricted securities	Acquisition dates	Acquisition cost	Acquisition cost as a percentage of net assets		03/31/09 Market value	03/31/09 Market value as a percentage of net assets
Ansonia CDO Ltd.,
Series 2006-1A, Class F,
6.755%, due 07/28/46	10/25/06	$699,978	0.56%		$70,000	0.06%
Credit-Based Asset Servicing and Securitization CBO Ltd.,
Series 15A, Class B,
1.704%, due 02/16/41	01/25/06	750,000	0.60		3,750	0.00	(a)
Duke Funding Ltd.,
Series 2006-HG5A, Class C,
2.675%, due 07/03/50	05/26/06	212,000	0.17		0	0.00
Series 2006-HG5A, Class C,
2.675%, due 07/03/50	03/25/08	3,190	0.00	(1)	0	0.00
Series 2006-HG5A, Class C,
2.675%, due 07/03/50	07/16/08	2,140	0.00	(1)	0	0.00
Series 2006-HG5A, Class C,
2.675%, due 07/03/50	10/23/08	2,242	0.00	(1)	0	0.00
Series 2006-HG5A, Class C,
2.675%, due 07/03/50	01/03/09	3,096	0.00	(1)	0	0.00
RAAC Series,
Series 2006-RP1, Class M4,
2.397%, due 10/25/45	03/06/06	356,387	0.29		3,564	0.00	(a)

		$2,029,033	1.62%		$77,314	0.06%

(a)	Amount represents less than 0.005%

(7)	Amount represents less than 0.005%.
(8)	The rate shown is the effective yield at the date of purchase.
(9)

Security exempt from registration under Section 4(2) of the Securities Act of 1933. These securities are considered liquid, unless otherwise noted, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2009, the value of these securities amounted to $7,292,055 or 5.85% of net assets.

(10)	Investment in affiliated mutual fund.
(11)	The rate shown reflects the yield at March 31, 2009.

CBO	Collateralized bond obligations
CDO	Collateralized debt obligations
GS	Goldman Sachs
GSAMP	Goldman Sachs Mortgage Securities Corp.
MLCC	Merrill Lynch Credit Corp.

Futures contracts

UBS Absolute Return Investment Grade Bond Relationship Fund had the following open futures contracts as of March 31, 2009:

	Expiration dates	Cost/ (proceeds)	Value	Unrealized depreciation
US treasury futures sell contracts:
2 Year US Treasury Notes, 66 contracts (USD)	June 2009	$(14,314,675)	$(14,380,781)	$(66,106)
5 Year US Treasury Notes, 112 contracts (USD)	June 2009	(13,137,950)	(13,301,750)	(163,800)
10 Year US Treasury Notes, 15 contracts (USD)	June 2009	(1,820,484)	(1,861,172)	(40,688)

Net unrealized depreciation on futures contracts				$(270,594)

Currency type abbreviation:

USD	United States Dollar

Swap agreements

UBS Absolute Return Investment Grade Bond Relationship Fund had outstanding interest rate swap agreements with the following terms as of March 31, 2009:

Counterparty	Notional amount		Termination dates	Payments made by the Fund		Payments received by the Fund		Value	Unrealized appreciation/ (depreciation)
Citigroup Global Markets Ltd.	USD	30,800,000	11/24/18	0.5269	%(1)	1.2488	%(2)	$180,460	$180,460
Deutsche Bank AG	EUR	3,000,000	01/08/19	2.8820	(3)	3.8900	(4)	177,463	177,463
Deutsche Bank AG	EUR	1,400,000	01/08/39	3.7770	(4)	2.8820	(3)	(40,452)	(40,452)
Goldman Sachs International	USD	61,500,000	11/24/09	1.2488	(2)	0.8044	(1)	(101,690)	(101,690)
JPMorgan Chase Bank	USD	93,800,000	01/09/10	1.3975	(2)	0.9531	(1)	(112,047)	(112,047)
JPMorgan Chase Bank	USD	14,700,000	03/21/12	—	(5)	4.0600	(4)	609,686	609,686
JPMorgan Chase Bank	USD	30,700,000	11/24/18	0.53188	(1)	1.2488	(2)	166,303	166,303
JPMorgan Chase Bank	USD	93,800,000	01/09/19	0.5444	(1)	1.3975	(2)	600,029	600,029
JPMorgan Chase Bank	USD	3,800,000	03/18/20	4.8575	(4)	—	(5)	(560,377)	(560,377)

								$919,375	$919,375

(1)	Rate based on 1 month LIBOR (USD BBA)
(2)	Rate based on 3 month LIBOR (USD BBA)
(3)	Rate based on 6 month LIBOR (USD BBA)
(4)	Payments made or received are based on the notional amount.
(5)	Rate based on 3 month LIBOR (USD BBA). This is a forward starting trade and, as such, a floating rate has not yet been assigned as of March 31, 2009.

BBA	British Banking Association

LIBOR	London Interbank Offered Rate

Currency type abbreviations:

EUR	Euro
USD	United States Dollar

The Fund adopted Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical investments.

Level 2 –	Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk.

Level 3 –	Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments.

Measurements at 03/31/09

Description	Quoted prices in active markets for identical investments (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Investments, at value	$—	$122,821,079	$258,755	$123,079,834
Other financial instruments(1)	(270,594)	919,375	—	648,781

Total	$(270,594)	$123,740,454	$258,755	$123,728,615

(1)	Other financial instruments may include open futures contracts, swap contracts, written options and forward foreign currency contracts.

Level 3 Rollforward Disclosure

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs for the period:

Measurements using unobservable inputs (Level 3)

	Securities	Derivatives	Total
Assets
Beginning balance	$336,532	$0	$336,532
Total gains or losses (realized/unrealized) included in earnings	1,102,665	0	1,102,665
Purchases, sales, issuances, and settlements (net)	(1,180,442)	0	(1,180,442)
Transfers in and/or out of Level 3	0	0	0

Ending balance	$258,755	$0	$258,755

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to investments still held at 03/31/09	$289,762	$0	$289,762

Written option activity for the period ended March 31, 2009 for UBS Absolute Return Investment Grade Bond Relationship Fund was as follows:

	Number of contracts	Amount of premiums received
Options outstanding at December 31, 2008	—	$—
Options written	292	4,021
Options terminated in closing purchase transactions	(292)	(4,021)
Options expired prior to exercise	—	—

Options outstanding at March 31, 2009	—	—

UBS Corporate Bond Relationship Fund

Industry diversification (unaudited)

As a percentage of net assets as of March 31, 2009

Bonds
Corporate bonds
Aerospace & defense	0.24%
Automobiles	1.04
Beverages	0.37
Biotechnology	0.61
Capital markets	5.44
Commercial banks	6.61
Commercial services	1.14
Communications equipment	1.25
Construction materials	0.41
Consumer finance	0.57
Diversified financial services	19.42
Diversified telecommunication services	11.57
Electric utilities	12.02
Energy equipment & services	1.21
Food & staples retailing	0.60
Gas utilities	1.34
Health care providers & services	0.79
Household durables	0.59
Insurance	1.86
Media	4.92
Metals & mining	0.91
Multi-utilities	1.48
Office electronics	0.63
Oil, gas & consumable fuels	10.36
Pharmaceuticals	4.67
Pipelines	1.28
Real estate investment trusts (REITs)	0.90
Road & rail	0.51
Software	0.91
Tobacco	1.74

Total corporate bonds	95.39
US government obligation	0.10

Total bonds	95.49
Preferred stock
Diversified financial services	0.01
Short-term investment	3.05

Total investments	98.55
Cash and other assets, less liabilities	1.45

Net assets	100.00%

UBS Corporate Bond Relationship Fund — Portfolio of investments

March 31, 2009 (unaudited)

Security description	Face amount	Value
Bonds—95.49%
Corporate bonds—95.39%
Canada—1.95%
Canadian Natural Resources Ltd.,
6.750%, due 02/01/39	$2,965,000	$2,347,192
TransCanada Pipelines Ltd.,
7.625%, due 01/15/39	1,015,000	1,003,638

Total Canada corporate bonds		3,350,830

France—0.67%
Electricite De France,
6.500%, due 01/26/19(1)	1,120,000	1,153,759

Luxembourg—3.29%
Telecom Italia Capital SA,
5.250%, due 11/15/13	6,300,000	5,657,627

Netherlands—2.67%
Deutsche Telekom International Finance BV,
6.750%, due 08/20/18	1,250,000	1,255,383
E.ON International Finance BV,
6.650%, due 04/30/38(1)	1,525,000	1,464,425
Shell International Finance BV,
6.375%, due 12/15/38	1,770,000	1,863,852

Total Netherlands corporate bonds		4,583,660

Spain—0.66%
Telefonica Emisiones SAU,
6.221%, due 07/03/17	1,100,000	1,127,297

Switzerland—2.02%
Credit Suisse,
6.000%, due 02/15/18	1,585,000	1,382,439
Transocean Ltd.,
6.800%, due 03/15/38	2,375,000	2,086,516

Total Switzerland corporate bonds		3,468,955

United Kingdom—2.02%
Abbey National PLC,
7.950%, due 10/26/29	455,000	394,646
AstraZeneca PLC,
6.450%, due 09/15/37	1,100,000	1,141,010
Royal Bank of Scotland Group PLC,
7.640%, due 09/29/17(2),(3)	1,225,000	275,625
9.118%, due 03/31/10(3)	2,095,000	1,026,550
SABMiller PLC,
6.500%, due 07/01/16(1)	680,000	643,380

Total United Kingdom corporate bonds		3,481,211

United States—82.11%
Alcoa, Inc.,
5.950%, due 02/01/37	2,700,000	1,568,341
Allergan, Inc.,
5.750%, due 04/01/16	3,000,000	2,932,386

Altria Group, Inc.,
9.950%, due 11/10/38	1,590,000	1,586,674
American General Finance Corp.,
4.875%, due 07/15/12	2,440,000	973,116
Amgen, Inc.,
6.400%, due 02/01/39	1,090,000	1,047,838
Anadarko Petroleum Corp.,
5.950%, due 09/15/16	1,280,000	1,102,438
AT&T, Inc.,
5.800%, due 02/15/19	1,270,000	1,243,244
6.500%, due 09/01/37	2,825,000	2,549,342
Bank of America Corp.,
5.420%, due 03/15/17	6,475,000	3,935,272
Bear Stearns Cos. LLC,
7.250%, due 02/01/18	3,900,000	4,027,585
Boeing Co.,
5.000%, due 03/15/14	400,000	410,023
Bristol-Myers Squibb Co.,
5.875%, due 11/15/36	1,025,000	978,538
Caterpillar Financial Services Corp.,
6.125%, due 02/17/14	1,150,000	1,116,790
Chevron Corp.,
3.950%, due 03/03/14	300,000	308,091
Cisco Systems, Inc.,
5.900%, due 02/15/39	2,335,000	2,145,438
Citigroup, Inc.,
6.125%, due 05/15/18	6,025,000	5,200,400
Comcast Corp.,
6.300%, due 11/15/17	3,500,000	3,405,580
ConocoPhillips,
6.500%, due 02/01/39	2,205,000	2,150,925
Consolidated Edison Co. of New York, Inc.,
Series 2008-B,
6.750%, due 04/01/38	940,000	920,114
CRH America, Inc.,
6.000%, due 09/30/16	1,002,000	706,511
Daimler Finance North America LLC,
8.500%, due 01/18/31	2,000,000	1,788,434
Dominion Resources, Inc.,
Series B,
5.950%, due 06/15/35	1,575,000	1,332,863
DTE Energy Co.,
6.350%, due 06/01/16	1,400,000	1,211,276
Enterprise Products Operating LP,
Series B,
6.875%, due 03/01/33	2,800,000	2,308,228
ERAC USA Finance Co.,
7.000%, due 10/15/37(1)	1,690,000	983,685
8.000%, due 01/15/11(1)	1,070,000	969,161
Exelon Generation Co. LLC,
5.350%, due 01/15/14	2,625,000	2,458,470
Fortune Brands, Inc.,
5.375%, due 01/15/16	1,185,000	1,022,451

General Electric Capital Corp.,
6.875%, due 01/10/39	3,955,000	3,225,658
GlaxoSmithKline Capital, Inc.,
6.375%, due 05/15/38	1,050,000	1,060,353
GMAC LLC,
6.875%, due 09/15/11(1)	585,000	415,713
Goldman Sachs Group, Inc.,
6.150%, due 04/01/18	2,650,000	2,420,558
Hartford Financial Services Group, Inc.,
6.000%, due 01/15/19	1,225,000	693,569
HSBC Bank USA N.A.,
5.625%, due 08/15/35	1,975,000	1,632,993
International Lease Finance Corp.,
3.500%, due 04/01/09	11,150,000	11,150,000
JP Morgan Chase Capital XXV,
Series Y,
6.800%, due 10/01/37	2,240,000	1,483,487
Kinder Morgan Energy Partners LP,
5.800%, due 03/15/35	2,500,000	1,854,857
Kroger Co.,
6.900%, due 04/15/38	1,025,000	1,035,270
Lehman Brothers Holdings, Inc.,
6.875%, due 05/02/18(4)	7,380,000	885,600
Merrill Lynch & Co., Inc.,
6.875%, due 04/25/18	2,350,000	1,837,919
MetLife, Inc.,
5.000%, due 11/24/13	2,650,000	2,504,504
MidAmerican Energy Holding Co.,
5.950%, due 05/15/37	3,600,000	3,110,224
Morgan Stanley,
6.625%, due 04/01/18	4,400,000	4,195,431
National Rural Utilities,
10.375%, due 11/01/18	330,000	382,044
New Cingular Wireless Services, Inc.,
8.750%, due 03/01/31	1,925,000	2,111,065
NGPL Pipeco LLC,
6.514%, due 12/15/12(1)	1,265,000	1,208,405
Nustar Logistics,
7.650%, due 04/15/18	4,280,000	3,526,943
Oncor Electric Delivery Co.,
6.800%, due 09/01/18(1)	1,975,000	1,936,509
ONEOK Partners LP,
8.625%, due 03/01/19	300,000	302,719
Oracle Corp.,
5.750%, due 04/15/18	1,500,000	1,565,428
Pfizer, Inc.,
6.200%, due 03/15/19	495,000	527,530
Philip Morris International, Inc.,
5.650%, due 05/16/18	1,425,000	1,415,889
PPL Energy Supply LLC,
Series A,
6.400%, due 11/01/11	5,500,000	5,511,506

Prologis,
5.625%, due 11/15/15	3,050,000	1,554,609
PSEG Power LLC,
6.950%, due 06/01/12	4,420,000	4,522,482
Schering-Plough Corp.,
6.550%, due 09/15/37	1,350,000	1,372,745
Sprint Capital Corp.,
6.875%, due 11/15/28	3,835,000	2,339,350
Time Warner Cable, Inc.,
6.750%, due 07/01/18	1,960,000	1,839,860
8.750%, due 02/14/19	630,000	668,950
Time Warner, Inc.,
6.875%, due 05/01/12	2,500,000	2,544,500
Unilever Capital Corp.,
4.800%, due 02/15/19	1,000,000	996,370
Union Pacific Corp.,
7.875%, due 01/15/19	800,000	882,255
UnitedHealth Group, Inc.,
6.875%, due 02/15/38	1,535,000	1,361,637
Valero Energy Corp.,
6.625%, due 06/15/37	3,500,000	2,474,076
7.500%, due 04/15/32	2,380,000	1,866,970
Verizon Communications, Inc.,
6.900%, due 04/15/38	1,500,000	1,450,764
Verizon New York, Inc.,
Series B,
7.375%, due 04/01/32	2,320,000	2,152,579
Virginia Electric and Power Co.,
8.875%, due 11/15/38	850,000	1,039,170
Wachovia Bank N.A.,
5.850%, due 02/01/37	5,080,000	3,686,312
Washington Mutual Bank,
2.150%, due 05/20/13(4),(5)	1,325,000	132
5.500%, due 01/15/13(4),(5)	12,075,000	1,208
Washington Mutual Preferred Funding LLC,
9.750%, due 12/15/17(2),(3),(4),(5),(6)	8,300,000	830
Wells Fargo Bank N.A.,
5.950%, due 08/26/36	4,000,000	2,949,324
Xerox Corp.,
6.350%, due 05/15/18	1,450,000	1,080,250

Total United States corporate bonds		141,161,761

Total corporate bonds (cost $215,749,018)		163,985,100

US government obligation—0.10%
US Treasury Notes,
2.750%, due 02/15/19 (cost $168,512)	170,000	170,930

Total bonds (cost $215,917,530)		164,156,030

	Shares
Preferred stock—0.01%
United States—0.01%
Preferred Blocker, Inc.,
7.000%, due 12/31/11(1),(3),(7) (cost $100,933)	124	24,688

	Units
Short-term investment—3.05%
Investment company—3.05%
UBS Cash Management Prime Relationship Fund, 1.03%(8),(9)
(cost $5,241,395)	5,241,395	5,241,395

Total investments—98.55% (cost $221,259,858)		169,422,113
Cash and other assets, less liabilities—1.45%		2,494,037

Net assets—100.00%		$171,916,150

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was the same for book purposes, was $221,259,858; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$1,019,156
Gross unrealized depreciation	(52,856,901)

Net unrealized depreciation	$(51,837,745)

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2009, the value of these securities amounted to $8,799,725 or 5.12% of net assets.

(2)	Floating rate security — The interest rates shown are the current rates as of March 31, 2009.
(3)	Perpetual bond security. The maturity date reflects the next call date.
(4)	Security is in default.
(5)	Security is illiquid. At March 31, 2009, the value of these securities amounted to $2,170 or 0.00% of net assets.
(6)

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security, which represents 0.00% of net assets as of March 31, 2009, is considered illiquid and restricted. (See table below for more information.)

Restricted security	Acquisition dates	Acquisition cost	Acquisition cost as a percentage of net assets	03/31/09 Market value	03/31/09 Market value as a percentage of net assets
Washington Mutual Preferred Funding LLC,
9.750%, due 12/15/17	10/18/07	$2,475,000	1.44%	$240	0.00	%(a)
9.750%, due 12/15/17	10/19/07	1,735,375	1.01	170	0.00	(a)
9.750%, due 12/15/17	10/25/07	1,475,000	0.86	150	0.00	(a)
9.750%, due 12/15/17	10/26/07	198,000	0.11	20	0.00	(a)
9.750%, due 12/15/17	10/30/07	495,000	0.29	50	0.00	(a)
9.750%, due 12/15/17	11/01/07	679,000	0.39	70	0.00	(a)
9.750%, due 12/15/17	11/02/07	1,215,500	0.71	130	0.00	(a)

		$8,272,875	4.81%	$830	0.00	%(a)

(a) Amount represents less than 0.005%.

(7)	Security is a multi-coupon preferred stock that had a coupon reset date of January 16, 2009 of 7.000% fixed until its end date of December 31, 2049.
(8)	Investment in affiliated mutual fund.
(9)	The rate shown reflects the yield at March 31, 2009.

GMAC	General Motors Acceptance Corp.

Futures contracts

UBS Corporate Bond Relationship Fund had the following open futures contracts as of March 31, 2009:

	Expiration date	Cost/(proceeds)	Value	Unrealized appreciation/ (depreciation)
US treasury futures buy contracts:
2 Year US Treasury Notes, 45 contracts (USD)	June 2009	$9,753,750	$9,805,078	$51,328
5 Year US Treasury Notes, 275 contracts (USD)	June 2009	32,093,560	32,660,547	566,987
US treasury futures sell contracts:
US Long Bond, 167 contracts (USD)	June 2009	(21,152,641)	(21,660,422)	(507,781)
10 Year US Treasury Notes, 45 contracts (USD)	June 2009	(5,447,390)	(5,583,515)	(136,125)

Net unrealized depreciation on futures contracts				$(25,591)

Currency type abbreviation:

USD	United States Dollar

Swap agreements

UBS Corporate Bond Relationship Fund had outstanding interest rate swap agreements with the following terms as of March 31, 2009:

Counterparty	Notional amount		Termination date	Payments made by the Fund		Payments received by the Fund		Value	Unrealized depreciation
Deutsche Bank AG	USD	4,000,000	12/15/38	4.6250	%(1)	1.3088	%(2)	$(1,116,458)	$(1,116,458)

(1)	Payments made based on the notional amount.
(2)	Rate based on 3 month LIBOR (USD BBA).

BBA	British Banking Association
LIBOR	London Interbank Offered Rate

Currency type abbreviations:
GBP	Great Britain Pound
USD	United States Dollar

UBS Corporate Bond Relationship Fund had outstanding credit default swap agreements with the following terms as of March 31, 2009:

Credit default swaps on corporate and sovereign issues – Buy protection(1)

Counterparty	Notional amount		Termination dates	Payments made by the Fund		Payments received by the Fund		Upfront payments made (received)	Value	Unrealized appreciation/ (depreciation)
Citigroup Global Markets Ltd.	USD	5,000,000	09/20/13	1.1500	%(2)	—	(3)	$—	$408,910	$408,910
Goldman Sachs International	USD	10,000,000	06/20/12	0.6200	(2)	—	(4)	—	1,352,706	1,352,706
Goldman Sachs International	USD	2,900,000	12/20/12	2.5200	(2)	—	(5)	—	66,773	66,773
Goldman Sachs International	USD	2,600,000	12/20/12	1.4500	(2)	—	(6)	—	(10,644)	(10,644)
Goldman Sachs International	USD	5,000,000	12/20/13	0.5500	(2)	—	(7)	—	35,308	35,308
Goldman Sachs International	USD	5,000,000	06/20/17	0.3900	(2)	—	(8)	—	550,722	550,722
Goldman Sachs International	USD	5,000,000	06/20/17	0.8600	(2)	—	(9)	—	1,477,268	1,477,268
Goldman Sachs International	USD	5,000,000	09/20/17	0.3700	(2)	—	(10)	—	292,500	292,500
Goldman Sachs International	USD	3,000,000	09/20/17	0.5300	(2)	—	(11)	—	131,264	131,264
JPMorgan Chase Bank	USD	10,050,000	06/20/14	2.8500	(2)	—	(12)	—	2,150,112	2,150,112

									$6,454,919	$6,454,919

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)	Payments made or received are based on the notional amount.
(3)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Ryder Systems 6.950% bond, due 12/01/25.
(4)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Masco Corporation 5.875% bond, due 07/15/12.
(5)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Ryland Group 5.375% bond, due 01/15/15.
(6)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the MDC Holdings Inc. 5.500% bond, due 05/15/13.
(7)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Walt Disney Company 5.625% bond, due 09/15/16.
(8)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Daimler AG 6.500% bond, due 11/15/13.
(9)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Alcoa Inc. 6.500% bond, due 06/01/11.
(10)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Aetna Inc. 6.625% bond, due 06/15/36.
(11)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Anheuser-Busch Cos Inc. 5.625% bond, due 10/01/10.
(12)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Brunswick Corp. 7.125% bond, due 08/01/27.

Currency type abbreviation:

USD	United States Dollar

Credit default swaps on corporate and sovereign issues – sell protection(1)

Counterparty	Notional amount		Termination dates	Payments made by the Fund		Payments received by the Fund		Upfront payments made (received)	Value	Unrealized depreciation	Credit spread(2)
Goldman Sachs International	USD	8,500,000	09/20/12	—	(3)	0.2200	%(4)	$—	$(645,056)	$(645,056)	2.688%
JPMorgan Chase Bank	USD	6,000,000	06/20/11	—	(5)	3.1500	(4)	—	(1,019,399)	(1,019,399)

									$(1,664,455)	$(1,664,455)	11.447%

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

Credit spreads, where available, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity.

(3)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Wellpoint Inc. 6.800% bond, due 08/01/12.
(4)	Payments made or received are based on the notional amount.
(5)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the HSBC Finance Corp. 7.000% bond, due 05/15/12.

Currency type abbreviation:

USD	United States Dollar

The Fund adopted Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical investments.

Level 2 –	Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk.

Level 3 –	Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments.

Measurements at 03/31/09

Description	Quoted prices in active markets for identical investments (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Investments, at value	$—	$169,422,113	$—	$169,422,113
Other financial instruments(1)	(25,591)	3,674,006	—	3,648,415

Total	$(25,591)	$173,096,119	$—	$173,070,528

(1)	Other financial instruments may include open futures contracts, swap contracts, written options and forward foreign currency contracts.

UBS High Yield Relationship Fund

Industry diversification (unaudited)

As a percentage of net assets as of March 31, 2009

Bonds
Corporate bonds
Advertising	0.00	% (1)
Aerospace/defense	1.51
Airlines	0.23
Auto loans	2.06
Auto parts & equipment	0.99
Automotive	0.65
Banking	3.00
Beverage	0.23
Building materials	1.42
Chemicals	1.03
Consumer-products	0.14
Diversified capital goods	0.49
Electric-generation	10.39
Electronics	0.17
Energy—exploration & production	4.69
Environmental	0.23
Food—wholesale	0.25
Food & drug retailers	0.88
Forestry/paper	3.10
Gaming	4.91
Gas distribution	8.89
Health services	8.75
Leisure	0.41
Media—broadcast	0.90
Media—services	0.98
Media—cable	3.53
Metals/mining excluding steel	1.30
Non-food & drug retailers	2.23
Oil field equipment & services	1.08
Oil refining & marketing	0.89
Packaging	3.80
Pharmaceuticals	2.05
Printing & publishing	1.21
Software/services	3.29
Steel producers/products	0.72
Support-services	3.21
Technology	0.53
Telecom —integrated/services	7.08
Telecom —wireless	3.66
Transportation excluding air/rail	1.11

Total corporate bonds	91.99
Asset-backed securities	0.73

Total bonds	92.72
Common stocks
Media	0.00	(1)
Advertising	0.00

Total common stocks	0.00	(1)

Preferred stocks
Diversified financial services	0.05
Warrants	0.00	(1)
Short-term investment	4.39

Total investments	97.16
Cash and other assets, less liabilities	2.84

Net assets	100.00%

(1)	Amount represents less than 0.005%.

UBS High Yield Relationship Fund — Portfolio of investments

March 31, 2009 (unaudited)

Security description	Face amount	Value
Bonds—92.72%
Corporate bonds—91.99%
Australia—0.11%
Hanson Australia Funding Ltd.,
5.250%, due 03/15/13	$1,000,000	$440,000

Bermuda—2.83%
Intelsat Jackson Holdings Ltd.,
11.250%, due 06/15/16	8,000,000	7,760,000
Petroplus Finance Ltd.,
7.000%, due 05/01/17(1)	4,900,000	3,528,000

Total Bermuda corporate bonds		11,288,000

Liberia—0.41%
Royal Caribbean Cruises Ltd.,
6.875%, due 12/01/13	1,935,000	1,044,900
7.500%, due 10/15/27	1,275,000	573,750

Total Liberia corporate bonds		1,618,650

Luxembourg—0.86%
FMC Finance III SA,
6.875%, due 07/15/17	3,500,000	3,421,250

Netherlands—0.86%
Clondalkin Acquisition BV,
3.320%, due 12/15/13(1),(2)	5,345,000	3,353,987
NXP BV / NXP Funding LLC,
7.875%, due 10/15/14	300,000	69,750

Total Netherlands corporate bonds		3,423,737

United Kingdom—0.08%
Hanson PLC,
6.125%, due 08/15/16	500,000	215,000
Ineos Group Holdings PLC,
8.500%, due 02/15/16(1)	2,029,000	116,667

Total United Kingdom corporate bonds		331,667

United States—86.84%
AAC Group Holding Corp.,
10.250%, due 10/01/12(1),(3)	1,000,000	540,000
AES Corp.,
8.000%, due 10/15/17	1,650,000	1,414,875
8.000%, due 06/01/20(1)	6,425,000	5,204,250
Affinion Group, Inc.,
10.125%, due 10/15/13	3,175,000	2,413,000
Ahern Rentals, Inc.,
9.250%, due 08/15/13	2,925,000	1,023,750
Airgas, Inc.,
7.125%, due 10/01/18(1)	1,000,000	960,000
AK Steel Corp.,
7.750%, due 06/15/12	2,325,000	1,825,125
Allied Waste North America, Inc.,
6.875%, due 06/01/17	1,000,000	910,000
Allison Transmission, Inc.,
11.000%, due 11/01/15(1)	1,570,000	745,750

Alltel Corp.,
7.000%, due 07/01/12	2,050,000	2,135,186
American Rock Salt Co. LLC,
9.500%, due 03/15/14	600,000	586,500
ARAMARK Corp.,
4.670%, due 02/01/15(2)	4,455,000	3,396,937
8.500%, due 02/01/15	5,720,000	5,262,400
Arch Western Finance LLC,
6.750%, due 07/01/13	1,875,000	1,715,625
ArvinMeritor, Inc.,
8.750%, due 03/01/12	625,000	225,000
Atlas Pipeline Partners LP,
8.125%, due 12/15/15	7,000,000	3,990,000
8.750%, due 06/15/18	1,700,000	952,000
Axcan Intermediate Holdings, Inc.,
9.250%, due 03/01/15	5,260,000	5,089,050
12.750%, due 03/01/16	3,300,000	3,077,250
Baker & Taylor, Inc.,
11.500%, due 07/01/13(1)	425,000	102,000
Bausch & Lomb, Inc.,
9.875%, due 11/01/15(1)	525,000	417,375
Biomet, Inc.,
10.375%, due 10/15/17(4)	1,975,000	1,668,875
11.625%, due 10/15/17	5,227,000	4,612,827
Boise Cascade LLC,
7.125%, due 10/15/14	5,136,000	2,105,760
Boyd Gaming Corp.,
7.750%, due 12/15/12	2,750,000	2,213,750
Cadmus Communications Corp.,
8.375%, due 06/15/14	1,275,000	672,562
Caesars Entertainment, Inc.,
7.875%, due 03/15/10	4,000,000	1,600,000
Carriage Services, Inc.,
7.875%, due 01/15/15	2,255,000	1,849,100
CCH II LLC / CCH II Capital Corp.,
10.250%, due 09/15/10(5)	3,715,000	3,343,500
CCO Holdings LLC / CCO Holdings Capital Corp.,
8.750%, due 11/15/13(5)	1,540,000	1,285,900
Cellu Tissue Holdings, Inc.,
9.750%, due 03/15/10	6,100,000	5,368,000
Charter Communications Operating LLC,
8.000%, due 04/30/12(1),(5)	1,540,000	1,409,100
Chesapeake Energy Corp.,
6.625%, due 01/15/16	4,250,000	3,538,125
7.250%, due 12/15/18	180,000	147,825
9.500%, due 02/15/15	1,860,000	1,808,850
Chukchansi Economic Development Authority,
8.000%, due 11/15/13(1)	875,000	190,312
Cincinnati Bell, Inc.,
7.250%, due 07/15/13	2,610,000	2,492,550
Circus & Eldorado Joint Venture / Silver Legacy Capital Corp.,
10.125%, due 03/01/12	500,000	325,000

CMP Susquehanna Corp.,
9.875%, due 05/15/14(1),(6)	60,000	27,600
Coleman Cable, Inc.,
9.875%, due 10/01/12	3,400,000	1,938,000
Community Health Systems, Inc.,
8.875%, due 07/15/15	4,000,000	3,780,000
Constellation Brands, Inc.,
Series B,
8.125%, due 01/15/12	925,000	925,000
Cricket Communications, Inc.,
10.000%, due 07/15/15(1)	925,000	890,313
CSC Holdings, Inc.,
8.500%, due 04/15/14(1)	285,000	280,725
8.625%, due 02/15/19(1)	1,610,000	1,549,625
DAE Aviation Holdings, Inc.,
11.250%, due 08/01/15(1)	3,690,000	922,500
DaVita, Inc.,
7.250%, due 03/15/15	3,700,500	3,557,106
Deluxe Corp.,
5.000%, due 12/15/12	1,425,000	1,054,500
Denbury Resources, Inc.,
9.750%, due 03/01/16	1,225,000	1,182,125
DirecTV Holdings LLC / DirecTV Financing Co.,
7.625%, due 05/15/16	2,000,000	1,960,000
DISH DBS Corp.,
6.625%, due 10/01/14	335,000	299,825
7.125%, due 02/01/16	350,000	313,250
7.750%, due 05/31/15	3,950,000	3,634,000
Dollar General Corp.,
11.875%, due 07/15/17(4)	3,800,000	3,733,500
Domtar Corp.,
7.875%, due 10/15/11	1,060,000	858,600
Dycom Industries, Inc.,
8.125%, due 10/15/15	600,000	474,000
Dynegy Holdings, Inc.,
7.500%, due 06/01/15	5,883,000	4,015,148
Edison Mission Energy,
7.000%, due 05/15/17	4,050,000	2,956,500
7.625%, due 05/15/27	1,000,000	600,000
El Paso Corp.,
7.800%, due 08/01/31	3,850,000	2,876,724
8.250%, due 02/15/16	4,390,000	4,104,650
12.000%, due 12/12/13	1,425,000	1,499,812
Esterline Technologies Corp.,
6.625%, due 03/01/17	2,950,000	2,640,250
Exopack Holding, Inc.,
11.250%, due 02/01/14	7,300,000	3,321,500
Ferrell Gas Partners-LP,
6.750%, due 05/01/14(1)	3,055,000	2,566,200
Ferrell Gas Partners-LP / Ferrell Gas Partners Finance Corp.,
8.750%, due 06/15/12	2,645,000	2,221,800
FireKeepers Development Authority,
13.875%, due 05/01/15(1)	7,050,000	4,300,500

First Data Corp.,
9.875%, due 09/24/15(1)	1,000,000	585,000
9.875%, due 09/24/15	10,110,000	5,914,350
Ford Motor Co.,
6.375%, due 02/01/29	1,595,000	478,500
7.400%, due 11/01/46	1,550,000	449,500
7.750%, due 06/15/43	2,930,000	849,700
Ford Motor Credit Co. LLC,
7.375%, due 10/28/09	6,500,000	5,829,525
8.000%, due 12/15/16	1,640,000	1,077,859
9.875%, due 08/10/11	1,725,000	1,305,777
Forest Oil Corp.,
8.500%, due 02/15/14(1)	600,000	556,500
Frontier Communications Corp.,
7.875%, due 01/15/27	1,000,000	675,000
9.000%, due 08/15/31	8,240,000	5,654,700
GameStop Corp. / GameStop, Inc.,
8.000%, due 10/01/12	750,000	757,500
General Motors Corp.,
7.200%, due 01/15/11	5,100,000	816,000
Georgia-Pacific LLC,
7.000%, due 01/15/15(1)	1,525,000	1,425,875
8.875%, due 05/15/31	630,000	504,000
GMAC LLC,
2.488%, due 05/15/09(2)	930,000	883,500
5.625%, due 05/15/09	1,995,000	1,888,311
6.750%, due 12/01/14(1)	1,090,000	633,443
7.250%, due 03/02/11(1)	1,284,000	950,725
7.250%, due 03/02/11	8,015,000	5,217,677
8.000%, due 11/01/31	925,000	343,519
8.000%, due 11/01/31(1)	4,200,000	2,020,872
Goodyear Tire & Rubber Co.,
9.000%, due 07/01/15	1,650,000	1,270,500
Graham Packaging Co., Inc.,
9.875%, due 10/15/14	3,755,000	2,421,975
Gulfmark Offshore, Inc.,
7.750%, due 07/15/14	6,000,000	4,440,000
Harland Clarke Holdings Corp.,
5.984%, due 05/15/15(2)	2,675,000	936,250
9.500%, due 05/15/15	3,300,000	1,456,125
Harrah’s Operating Co., Inc.,
5.500%, due 07/01/10	1,370,000	513,750
Hawker Beechcraft Acquisition Co. LLC / Hawker Beechcraft Notes Co.,
8.500%, due 04/01/15	500,000	127,500
8.875%, due 04/01/15(4)	2,500,000	281,250
HCA, Inc.,
9.125%, due 11/15/14	2,270,000	2,133,800
9.250%, due 11/15/16	6,120,000	5,569,200
9.625%, due 11/15/16(4)	3,820,000	3,046,450
Helix Energy Solutions Group, Inc.,
9.500%, due 01/15/16(1)	6,250,000	3,687,500

Inergy LP / Inergy Finance Corp.,
8.250%, due 03/01/16	3,220,000	3,059,000
8.750%, due 03/01/15(1)	1,110,000	1,071,150
Ingles Markets, Inc.,
8.875%, due 12/01/11	3,600,000	3,510,000
Interface, Inc.,
10.375%, due 02/01/10	1,000,000	960,000
Jacobs Entertainment, Inc.,
9.750%, due 06/15/14	2,650,000	1,570,125
Key Energy Services, Inc.,
8.375%, due 12/01/14	1,000,000	630,000
L-3 Communications Corp.,
5.875%, due 01/15/15	3,180,000	2,949,450
Land O’ Lakes, Inc.,
8.750%, due 11/15/11	225,000	223,313
Land O’ Lakes Capital Trust I, Inc.,
7.450%, due 03/15/28(1)	1,250,000	775,000
Lear Corp., Series B,
8.500%, due 12/01/13	1,190,000	267,750
Level 3 Financing, Inc.,
9.250%, due 11/01/14	4,510,000	3,111,900
LIN Television Corp.,
6.500%, due 05/15/13	2,750,000	1,430,000
Series B,
6.500%, due 05/15/13	2,500,000	1,300,000
Linn Energy LLC,
9.875%, due 07/01/18(1)	945,000	774,900
Massey Energy Co.,
6.875%, due 12/15/13	1,800,000	1,566,000
MetroPCS Wireless, Inc.,
9.250%, due 11/01/14(1)	200,000	193,000
MGM Mirage, Inc.,
6.625%, due 07/15/15	1,850,000	656,750
13.000%, due 11/15/13(1)	4,175,000	3,110,375
Mirant Americas Generation LLC,
8.500%, due 10/01/21	4,300,000	3,182,000
9.125%, due 05/01/31	1,425,000	983,250
Mirant North America LLC,
7.375%, due 12/31/13	1,000,000	905,000
Momentive Performance Materials, Inc.,
9.750%, due 12/01/14	2,825,000	833,375
10.125%, due 12/01/14(4)	2,640,687	514,934
11.500%, due 12/01/16	2,750,000	515,625
MTR Gaming Group, Inc., Series B,
9.000%, due 06/01/12	625,000	300,000
Nalco Co.,
8.875%, due 11/15/13	1,200,000	1,152,000
Neiman Marcus Group, Inc.,
9.000%, due 10/15/15(4)	3,055,000	981,419

Newfield Exploration Co.,
7.125%, due 05/15/18	4,033,000	3,569,205
NewPage Corp.,
10.000%, due 05/01/12	1,150,000	399,625
12.000%, due 05/01/13	1,800,000	378,000
Nexstar Broadcasting, Inc.,
7.000%, due 01/15/14	42,000	18,270
7.000%, due 01/15/14(1),(4),(6)	126,859	43,132
Nextel Communications, Inc.,
Series E,
6.875%, due 10/31/13	1,550,000	883,500
Series D,
7.375%, due 08/01/15	3,660,000	1,939,800
NGPL Pipeco LLC,
7.119%, due 12/15/17(1)	9,250,000	8,481,371
Nielsen Finance LLC/ Nielsen Finance Co.,
0.000%, due 08/01/16(3)	2,170,000	900,550
11.625%, due 02/01/14(1)	550,000	495,688
Nisource Finance Corp.,
5.450%, due 09/15/20	340,000	249,130
6.800%, due 01/15/19	2,000,000	1,607,244
NRG Energy, Inc.,
7.375%, due 02/01/16	3,765,000	3,501,450
7.375%, due 01/15/17	6,900,000	6,417,000
Nustar Logistics,
7.650%, due 04/15/18	3,355,000	2,764,694
Orion Power Holdings, Inc.,
12.000%, due 05/01/10	250,000	257,813
Owens-Illinois, Inc.,
7.500%, due 05/15/10	6,000,000	6,060,000
Peabody Energy Corp.,
Series B,
6.875%, due 03/15/13	1,365,000	1,330,875
PetroHawk Energy Corp.,
7.875%, due 06/01/15(1)	900,000	792,000
10.500%, due 08/01/14(1)	1,170,000	1,164,150
Plains Exploration & Production Co.,
7.625%, due 06/01/18	2,148,000	1,739,880
10.000%, due 03/01/16	1,235,000	1,167,075
PLY Gem Industries, Inc.,
11.750%, due 06/15/13	4,105,000	1,826,725
Pokagon Gaming Authority,
10.375%, due 06/15/14(1)	652,000	541,160
Qwest Capital Funding, Inc.,
7.250%, due 02/15/11	600,000	573,000
7.750%, due 02/15/31	2,250,000	1,485,000
Qwest Communications International, Inc.,
7.250%, due 02/15/11	3,940,000	3,802,100
Series B,
7.500%, due 02/15/14	1,745,000	1,509,425

Reliant Energy, Inc.,
6.750%, due 12/15/14	3,540,000	3,256,800
River Rock Entertainment Authority,
9.750%, due 11/01/11	6,200,000	3,100,000
Sally Holdings LLC/Sally Capital, Inc.,
10.500%, due 11/15/16	1,700,000	1,487,500
San Pasqual Casino,
8.000%, due 09/15/13(1)	750,000	556,875
Sanmina-SCI Corp.,
8.125%, due 03/01/16	1,760,000	616,000
Sheridan Group, Inc.,
10.250%, due 08/15/11	1,175,000	687,375
Sinclair Television Group, Inc.,
8.000%, due 03/15/12	1,115,000	607,675
Southwestern Energy Co.,
7.500%, due 02/01/18(1)	620,000	598,300
Sprint Capital Corp.,
7.625%, due 01/30/11	1,000,000	925,000
8.375%, due 03/15/12	5,400,000	4,860,000
8.750%, due 03/15/32	2,880,000	1,929,600
SPX Corp. ,
7.625%, due 12/15/14	1,500,000	1,440,000
Sungard Data Systems, Inc.,
9.125%, due 08/15/13	1,780,000	1,548,600
10.250%, due 08/15/15	4,430,000	3,101,000
10.625%, due 05/15/15(1)	2,223,000	1,945,125
Tenneco, Inc.,
8.625%, due 11/15/14	2,790,000	516,150
Texas Competitive Electric Holdings Co. LLC,
Series A,
10.250%, due 11/01/15	15,400,000	7,700,000
Series B,
10.250%, due 11/01/15	2,000,000	1,000,000
Tropicana Entertainment LLC/Tropicana Finance Corp.,
9.625%, due 12/15/14(5)	1,250,000	3,125
TRW Automotive, Inc.,
7.000%, due 03/15/14(1)	2,200,000	924,000
Tube City IMS Corp.,
9.750%, due 02/01/15	6,975,000	1,063,687
Tunica-Biloxi Gaming Authority,
9.000%, due 11/15/15(1)	725,000	587,250
United Rentals North America, Inc.,
7.750%, due 11/15/13	4,475,000	2,438,875
Universal Hospital Services, Inc.,
8.500%, due 06/01/15(4)	3,380,000	3,008,200
Univision Communications, Inc.,
9.750%, due 03/15/15(1),(4)	1,400,000	140,000
US Concrete, Inc.,
8.375%, due 04/01/14	1,927,000	770,800
Vanguard Health Holding Co. II LLC,
9.000%, due 10/01/14	2,055,000	1,813,537

Verso Paper Holdings LLC/ Verso Paper, Inc.,
Series B,
9.125%, due 08/01/14	1,350,000	506,250
11.375%, due 08/01/16	3,450,000	810,750
Vertis, Inc.,
13.500%, due 04/01/14(4)	236,929	2,073
West Corp.,
11.000%, due 10/15/16	1,030,000	684,950
Whiting Petroleum Corp.,
7.000%, due 02/01/14	960,000	720,000
7.250%, due 05/01/12	1,155,000	949,988
Wind Acquisition Finance SA,
10.750%, due 12/01/15(1)	850,000	841,500
Windstream Corp.,
8.625%, due 08/01/16	700,000	687,750
Xerox Capital Trust I,
8.000%, due 02/01/27	3,000,000	2,112,810
Yankee Acquisition Corp.,
Series B,
8.500%, due 02/15/15	3,520,000	1,936,000

Total United States corporate bonds		346,105,718

Total corporate bonds (cost $453,549,016)		366,629,022

Asset-backed securities—0.73%
United States—0.73%
Ameriquest Mortgage Securities, Inc.,
Series 2005-R6, Class A2,
0.722%, due 08/25/35(2)	624,801	534,440
Asset Backed Funding Certificates,
Series 2006-OPT3, Class A3A,
0.582%, due 11/25/36(2)	419,336	398,631
Countrywide Asset-Backed Certificates,
Series 2006-18, Class 2A1,
0.572%, due 03/25/37(2)	933,289	880,265
Series 2006-20, Class 2A1,
0.572%, due 04/25/47(2)	373,807	349,633
Residential Asset Mortgage Products, Inc.,
Series 2006-RZ5, Class A1B,
0.622%, due 08/25/46(2)	789,181	736,609

Total asset-backed securities (cost $2,815,272)		2,899,578

Total bonds (cost $456,364,288)		369,528,600

	Shares
Common stocks—0.00%(7)
United States—0.00%(7)
Media—0.00%(7)
Pegasus Communications Corp., Class A*	1	189
Xanadoo Co.*	23	4,623
Advertising—0.00%
Vertis Holdings, Inc.*(6),(8)	12,614	0

Total common stocks (cost $86,272)		4,812

Preferred stocks—0.05%
United States—0.05%
CMP Susquehanna Radio Holdings Corp.,
0.000%, due 12/31/10(6),(8),(9)	13,993	140
Preferred Blocker, Inc.
7.000%, due 12/31/11(1),(9),(10)	915	182,171

Total preferred stocks (cost $685,527)		182,311

	Number of warrants
Warrants—0.00%(7)
CNB Capital Trust I, strike @ $0.01, expires 03/23/19*(6),(8)	15,990	160
Dayton Superior Corp., strike @ $0.01, expires 06/15/09*(6),(8),(11)	1,500	0
HF Holdings, Inc., strike @ $0.01, expires 09/27/09*(8),(11)	8,680	0
Pliant Corp., strike @ $0.01, expires 06/01/10*(6),(8),(11)	5	0

Total warrants (cost $4,746,210)		160

	Units
Short-term investment—4.39%
Investment company—4.39%
UBS Cash Management Prime Relationship Fund, 1.03%(12),(13) (cost $17,510,579)	17,510,579	17,510,579

Total investments—97.16% (cost $479,392,876)		387,226,462
Cash and other assets, less liabilities—2.84%		11,306,938

Net assets—100.00%		$398,533,400

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was the same for book purposes, was $479,392,876; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$7,571,703
Gross unrealized depreciation	(99,738,117)

Net unrealized depreciation	$(92,166,414)

*	Non-income producing security.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2009, the value of these securities amounted to $60,181,966 or 15.10% of net assets.
(2)	Floating rate security — The interest rates shown are the current rates as of March 31, 2009.
(3)	Step bond — Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2009. Maturity date disclosed is the ultimate maturity date.
(4)	PIK—Payment-in kind security. Income may be paid in cash or additional notes, at the discretion of the issuer.
(5)	Security is in default.
(6)	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. At March 31, 2009, the value of these securities amounted to $71,032 or 0.02% of net assets.
(7)	Amount represents less than 0.005%.
(8)	Security is illiquid. At March 31, 2009, the value of these securities amounted to $300 or 0.00% of net assets.
(9)	Perpetual bond security. The maturity date reflects the next call date.
(10)	Security is a multi-coupon preferred stock that had a coupon reset date of January 16, 2009 of 7.000% fixed until its end date of December 31, 2049.
(11)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.00% of net assets as of March 31, 2009, is considered illiquid and restricted (See table below for more information.)

Restricted securities	Acquisition dates	Acquisition cost	Acquisition cost as a percentage of net assets	03/31/09 Market value	03/31/09 Market value as a percentage of net assets
Dayton Superior Corp., strike @ $0.01, expires 06/15/09	08/17/00	$0	0.00%	$0	0.00%
HF Holdings, Inc., strike @ $0.01, expires 09/27/09	01/08/01	4,746,048	1.19	0	0.00
Pliant Corp., strike @ $0.01, expires 06/01/10	11/27/00	0	0.00	0	0.00

		$4,746,048	1.19%	$0	0.00%

(12)	Investment in affiliated mutual fund.
(13)	The rate shown reflects the yield at March 31, 2009.

GMAC	General Motors Acceptance Corp.

The Fund adopted Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical investments.

Level 2 –	Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk.

Level 3 –	Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments.

Measurements at 03/31/09

Description	Quoted prices in active markets for identical investments (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Investments, at value	$6,885	$387,148,545	$71,032	$387,226,462

Level 3 Rollforward Disclosure

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs for the period:

Measurements using unobservable inputs (Level 3)

	Securities	Derivatives	Total
Assets
Beginning balance	$15,500	$0	$15,500
Total gains or losses (realized/unrealized) included in earnings	0	0	0
Purchases, sales, issuances, and settlements (net)	0	0	0
Transfers in and/or out of Level 3	55,532	0	55,532

Ending balance	$71,032	$0	$71,032

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to investments still held at 03/31/09(1)	($533,206)	$0	($533,206)

(1)	Excludes from Total gains or losses (realized/unrealized) included in earnings unrealized losses of $533,206 related to transferred assets, presented at their end of period values.

UBS Opportunistic Emerging Markets Debt Relationship Fund

Industry diversification (unaudited)

As a percentage of net assets as of March 31, 2009

Bonds
Corporate bonds
Electric utilities	16.99%
Real estate investment trusts (REITs)	13.99

Total corporate bonds	30.98
Non US-government obligations	48.57

Total bonds	79.55
Short-term investment	26.99

Total investments	106.54
Liabilities, in excess of cash and other assets	(6.54)

Net assets	100.00%

UBS Opportunistic Emerging Markets Debt Relationship Fund — Portfolio of investments

March 31, 2009 (unaudited)

Security description	Face amount		Value
Bonds—79.55%
Corporate bonds—30.98%
Indonesia—8.92%
Majapahit Holding BV,
7.750%, due 10/17/16(1)		$2,000,000	$1,450,000
7.875%, due 06/29/37(1)		200,000	112,000

Total Indonesia corporate bonds			1,562,000

Malaysia—13.99%
Johor Corp.,
1.000%, due 07/31/12(2)	MYR	9,600,000	2,449,046

United Arab Emirates—8.07%
Abu Dhabi National Energy Co.,
6.500%, due 10/27/36		$1,950,000	1,413,750

Total corporate bonds (cost $5,855,574)			5,424,796

Non US-government obligations—48.57%
Argentina—12.07%
Argentina Prestamos Garantizadad,
4.000%, due 04/15/10(3)	ARS	1,800,000	257,004
4.000%, due 05/15/09(3)		1,912,922	1,481,587
Republic of Argentina,
2.280%, due 12/15/35(4)		$13,800,000	375,360

			2,113,951

Brazil—20.00%
Federal Republic of Brazil, Series B,
6.000%, due 05/15/45	BRL	5,000,000	3,501,646

Turkey—11.46%
Republic of Turkey,
12.000%, due 08/14/13	TRY	3,431,346	2,005,875

Venezuela—5.04%
Republic of Venezuela,
5.750%, due 02/26/16(1)		$1,850,000	883,375

Total non US-government obligations (cost $10,738,882)			8,504,847

Total bonds (cost $16,594,456)			13,929,643

	Units
Short-term investment—26.99%
Investment company—26.99%
UBS Cash Management Prime Relationship Fund, 1.03%(5),(6) (cost $4,726,279)		4,726,279	4,726,279

Total investments—106.54% (cost $21,320,735)			18,655,922
Liabilities, in excess of cash and other assets—(6.54)%			(1,145,992)

Net assets—100.00%			$17,509,930

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was the same for book purposes, was $21,320,735; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$508,095
Gross unrealized depreciation	(3,172,908)

Net unrealized depreciation	$(2,664,813)

(1)	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. At March 31, 2009, the value of these securities amounted to $2,445,375 or 13.97% of net assets.
(2)	Security is illiquid. At March 31, 2009 the value of these securities amounted to $2,449,046 or 13.99% of net assets.
(3)	Floating rate security — The interest rates shown are the current rates as of March 31, 2009.
(4)	Security represents an equity claim linked to Argentina’s gross domestic product.
(5)	Investment in affiliated mutual fund.
(6)	The rate shown reflects the yield at March 31, 2009.

Currency type abbreviations:
ARS	Argentine Peso
BRL	Brazilian Real
MYR	Malaysian Ringgit
TRY	Turkish Lira

Forward foreign currency contracts

UBS Opportunistic Emerging Markets Debt Relationship Fund had the following open forward foreign currency contracts as of March 31, 2009:

	Contracts to deliver	In exchange for		Maturity dates	Unrealized appreciation/ (depreciation)
Brazilian Real	8,100,000	USD	3,345,449	06/04/09	$(92,174)
Chile Peso	230,000,000	USD	384,390	06/04/09	(9,026)
Czech Koruna	20,000,000	EUR	706,914	06/04/09	(30,357)
Malaysian Ringgit	8,800,000	USD	2,372,927	06/04/09	(37,973)
Mexican Peso	5,400,000	USD	350,592	06/04/09	(26,244)
Turkish Lira	5,890,000	USD	3,388,953	06/04/09	(96,806)
South African Rand	3,800,000	USD	373,446	06/04/09	(22,158)
United States Dollar	1,409,198	TRY	2,390,000	06/04/09	5,227

Net unrealized depreciation on forward foreign currency contracts					$(309,511)

Currency type abbreviations:

EUR	Euro
TRY	Turkish Lira
USD	United States Dollar

Swap Agreements

UBS Opportunistic Emerging Markets Debt Relationship Fund had outstanding credit default swap agreements with the following terms as of March 31, 2009:

Credit default swaps on corporate and sovereign issues - sell protection(1)

Counterparty	Notional amount		Termination dates	Payments made by the Fund		Payments received by the Fund		Upfront payments made (received)	Value	Unrealized depreciation	Credit spread(2)
Credit Suisse	USD	2,000,000	02/20/10	—	(3)	41.5000	%(4)	$—	$(18,921)	$(18,921)	51.372%
Deutsche Bank AG	USD	3,500,000	08/20/09	—	(3)	5.5000	(4)	—	(466,042)	(466,042)	44.789%

									$(484,963)	$(484,963)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	Credit spreads, where available, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity.
(3)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Republic of Argentina 8.280% bond, due 12/31/33.
(4)	Payments made or received are based on the notional amount.

Currency type abbreviation:

USD	United States Dollar

The Fund adopted Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical investments.

Level 2 –	Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk.

Level 3 –	Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments.

Measurements at 03/31/09

Description	Quoted prices in active markets for identical investments (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Investments, at value	$—	$13,761,501	$4,894,421	$18,655,922
Other financial instruments(1)	—	(794,474)	—	(794,474)

Total	$—	$12,967,027	$4,894,421	$17,861,448

(1)	Other financial instruments may include open futures contracts, swap contracts, written options and forward foreign currency contracts.

Level 3 Rollforward Disclosure

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs for the period:

Measurements using unobservable inputs (Level 3)

	Securities	Derivatives	Total
Assets
Beginning balance	$6,532,748	$0	$6,532,748
Total gains or losses (realized/unrealized) included in earnings	1,541,100	0	1,541,100
Purchases, sales, issuances, and settlements (net)	(4,629,427)	0	(4,629,427)
Transfers in and/or out of Level 3	1,450,000	0	1,450,000

Ending balance	$4,894,421	$0	$4,894,421

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to investments still held at 03/31/09(2)	$6,791,564	$0	$6,791,564

(2)	Excludes from Total gains or losses (realized/unrealized) included in earnings unrealized gains of $57,468 related to transferred assets, presented at their end of period values.

UBS U.S. Bond Relationship Fund

Industry diversification (unaudited)(1)

As a percentage of net assets as of March 31, 2009

Bonds
Corporate bonds
Capital markets	0.72%
Diversified financial services	0.37
Diversified telecommunication services	0.63
Electric utilities	0.32
Oil, gas & consumable fuels	0.20
Real estate investment trusts (REITs)	0.05
Road & rail	0.11

Total corporate bonds	2.40
Asset-backed securities	3.43
Commercial mortgage-backed securities	4.38
Mortgage & agency debt securities	47.14
US government obligations	23.26

Total bonds	80.61
Investment company
UBS Corporate Bond Relationship Fund	16.70
Short-term investment	5.13

Total investments	102.44
Liabilities, in excess of cash and other assets	(2.44)

Net assets	100.00%

(1)

Figures represent the industry breakdown of direct investments of the UBS U.S. Bond Relationship Fund. Figures would be different if a breakdown of the underlying investment company’s industry diversification was included.

UBS U.S. Bond Relationship Fund — Portfolio of investments

March 31, 2009 (unaudited)

Security description	Face amount	Value
Bonds—80.61%
Corporate bonds—2.40%
Luxembourg—0.40%
Telecom Italia Capital SA,
5.250%, due 11/15/13	$120,000	$107,764

Netherlands—0.26%
E.ON International Finance BV,
5.800%, due 04/30/18(1)	70,000	68,855

United States—1.74%
Anadarko Petroleum Corp.,
5.950%, due 09/15/16	20,000	17,226
Apache Corp.,
6.000%, due 09/15/13	15,000	16,035
AT&T, Inc.,
6.500%, due 09/01/37	70,000	63,170
JPMorgan Chase & Co.,
6.400%, due 05/15/38	30,000	29,415
Lehman Brothers Holdings, Inc.,
6.750%, due 12/28/17(2)	55,000	5
6.875%, due 05/02/18(2)	30,000	3,600
Merrill Lynch & Co., Inc.,
6.875%, due 04/25/18	55,000	43,015
Morgan Stanley,
1.950%, due 06/20/12	150,000	149,777
Norfolk Southern Corp.,
5.750%, due 04/01/18	30,000	29,813
Pemex Project Funding Master Trust,
5.750%, due 03/01/18	25,000	20,875
Prologis,
5.625%, due 11/15/15	25,000	12,743
PSEG Power LLC,
6.950%, due 06/01/12	85,000	86,971
Washington Mutual Preferred Funding LLC,
9.750%, due 12/15/17(2),(3),(4),(5),(6)	100,000	10

Total United States corporate bonds		472,655

Total corporate bonds (cost $875,477)		649,274

Asset-backed securities—3.43%
United States—3.43%
Asset Backed Funding Certificates ,
Series 2006-OPT3, Class A3A,
0.582%, due 11/25/36(5)	68,370	64,994
Citibank Credit Card Issuance Trust,
Series 2002-A8, Class A8,
0.723%, due 11/07/11(5)	200,000	196,875
Countrywide Asset-Backed Certificates,
Series 2004-SD1, Class A1,
0.862%, due 06/25/33(1),(5)	132,369	65,605
Ford Credit Auto Owner Trust,
Series 2007-B, Class A3A,
5.150%, due 11/15/11	80,000	78,940
Harley-Davidson Motorcycle Trust,
Series 2007-3, Class B,
6.040%, due 08/15/14	400,000	258,558

MBNA Credit Card Master Note Trust,
Series 2006-B1, Class B1,
0.776%, due 07/15/15(5)	110,000	67,650
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-A, Class A1,
1.622%, due 10/25/27(5)	35,997	34,612
Merrill Lynch Mortgage Investors, Inc.,
Series 2006-SL1, Class A,
0.702%, due 09/25/36(5)	37,193	8,927
Washington Mutual Master Note Trust,
Series 2007-A5A, Class A5,
1.306%, due 10/15/14(1),(5)	175,000	151,830

Total asset-backed securities (cost $1,104,042)		927,991

Commercial mortgage-backed securities—4.38%
United States—4.38%
Bear Stearns Commercial Mortgage Securities Trust,
Series 2005-PWR7, Class A2,
4.945%, due 02/11/41	194,083	163,916
Series 2006-PW12, Class A4,
5.718%, due 09/11/38(5)	100,000	85,261
Series 2000-WF2, Class A2,
7.320%, due 10/15/32(5)	155,573	157,096
Greenwich Capital Commercial Funding Corp.,
Series 2007-GG9, Class A4,
5.444%, due 03/10/39	175,000	126,064
GS Mortgage Securities Corp. II,
Series 2006-GG8, Class A2,
5.479%, due 11/10/39	80,000	70,603
Series 2007-GG10, Class A2,
5.778%, due 08/10/45(5)	125,000	105,423
Series 2007-GG10, Class A4,
5.799%, due 08/10/45(5)	250,000	170,611
Merrill Lynch/Countrywide Commercial Mortgage Trust,
Series 2006-3, Class B,
5.525%, due 07/12/46(5)	125,000	19,250
Salomon Brothers Mortgage Securities VII, Inc.,
Series 2000-C1, Class A2,
7.520%, due 12/18/09(5)	195,129	196,447
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C27, Class A2,
5.624%, due 07/15/45	100,000	88,535

Total commercial mortgage-backed securities (cost $1,245,742)		1,183,206

Mortgage & agency debt securities—47.14%
United States—45.27%
Banc of America Funding Corp.,
Series 2006-H, Class B1,
6.049%, due 09/20/46(5)	840,999	30,780
Citicorp Mortgage Securities, Inc.,
Series 1994-3, Class A13,
6.500%, due 02/25/24	86,753	86,653
Federal Home Loan Bank,
3.375%, due 10/20/10	500,000	516,388

2.250%, due 04/13/12	500,000	503,817
Federal Home Loan Mortgage Corp. Gold Pools,†
#A82849, 5.000%, due 11/01/38	497,446	513,609
#E91473, 5.500%, due 09/01/17	284,998	299,224
#B15816, 5.500%, due 07/01/19	233,973	244,629
#A16827, 5.500%, due 12/01/33	153,301	159,752
#G04121, 5.500%, due 04/01/38	285,183	296,232
#G04458, 5.500%, due 06/01/38	180,160	187,139
#G04567, 5.500%, due 07/01/38	230,414	239,341
#G04684, 5.500%, due 09/01/38	184,960	192,125
#C00742, 6.500%, due 04/01/29	5,720	6,087
#G01717, 6.500%, due 11/01/29	259,605	276,403
#G01449, 7.000%, due 07/01/32	233,355	252,618
#C00335, 7.500%, due 05/01/24	5,412	5,883
#D66838, 8.000%, due 09/01/25	525	573
Federal National Mortgage Association,†
2.750%, due 03/13/14	415,000	419,954
2.875%, due 12/11/13	285,000	291,336
4.000%, TBA	650,000	653,504
4.500%, TBA	1,300,000	1,328,437
5.250%, due 08/01/12	45,000	47,115
Federal National Mortgage Association Grantor Trust,
Series 2000-T6, Class A1,
7.500%, due 06/25/30†	92,996	98,256
Federal National Mortgage Association Pools,†
#745336, 5.000%, due 03/01/36	341,904	353,577
#990279, 5.000%, due 10/01/38	994,264	1,027,066
#688786, 5.500%, due 02/01/18	278,064	291,944
#244450, 5.500%, due 11/01/23	52,652	55,328
#762615, 5.500%, due 12/01/23	552,884	577,538
#688066, 5.500%, due 03/01/33	228,929	238,677
#888016, 5.500%, due 05/01/36	587,107	610,637
#408267, 6.000%, due 03/01/28	12,951	13,654
#323715, 6.000%, due 05/01/29	8,091	8,530
#708631, 6.000%, due 06/01/33	86,920	91,257
#900568, 6.000%, due 09/01/36	601,458	629,304
#948631, 6.000%, due 08/01/37	265,321	277,424
#933778, 6.000%, due 04/01/38	161,789	169,169
#984500, 6.000%, due 06/01/38	157,671	164,864
#990740, 6.000%, due 09/01/38	274,567	287,092
#619809, 7.000%, due 11/01/31	21,015	22,646
#578040, 7.500%, due 05/01/31	12,615	13,663
#124560, 8.000%, due 11/01/22	2,019	2,188
#411887, 8.000%, due 09/01/27	3,508	3,818
#N 7237, 9.500%, due 11/01/09	3,049	3,112

Federal National Mortgage Association Whole Loan,
Series 1995-W3, Class A,
9.000%, due 04/25/25†	669	709
Government National Mortgage Association,
4.500%, TBA	275,000	281,273
Government National Mortgage Association Pools,
#2687, 6.000%, due 12/20/28	104,621	109,889
#2794, 6.000%, due 08/20/29	12,238	12,844
#486873, 6.500%, due 01/15/29	3,011	3,206
#781029, 6.500%, due 05/15/29	5,728	6,099
#781276, 6.500%, due 04/15/31	162,489	173,012
#780204, 7.000%, due 07/15/25	5,864	6,284
#421828, 7.000%, due 04/15/26	13,611	14,594
#2796, 7.000%, due 08/20/29	470,130	503,737
WaMu Mortgage Pass-Through Certificates,
Series 2007-HY7, Class LB1,
5.812%, due 07/25/37(5)	423,845	66,758
Wells Fargo Mortgage Backed Securities Trust,
Series 2007-10, Class 1A1,
6.000%, due 07/25/37	109,309	69,343

Total mortgage & agency debt securities (cost $13,568,769)		12,739,091

US government obligations—23.26%
US Treasury Bonds,
4.500%, due 05/15/38	865,000	1,009,887
US Treasury Inflation Indexed Notes (TIPS),
1.375%, due 07/15/18	545,000	529,301
2.000%, due 01/15/16	155,000	170,095
US Treasury Notes,
0.875%, due 02/28/11	4,070,000	4,077,774
1.750%, due 01/31/14	25,000	25,170
2.750%, due 02/15/19	470,000	472,571

Total US government obligations (cost $6,186,226)		6,284,798

Total bonds (cost $22,980,256)		21,784,360

	Units
Investment company—16.70%
UBS Corporate Bond Relationship Fund*(7) (cost $4,323,881)	419,389	4,513,418

Short-term investment—5.13%
Investment company—5.13%
UBS Cash Management Prime Relationship Fund, 1.03%(7),(8) (cost $1,385,633)	1,385,633	1,385,633

Total investments—102.44% (cost $28,689,770)		27,683,411
Liabilities, in excess of cash and other assets—(2.44)%		(660,187)

Net assets—100.00%		$27,023,224

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was the same for book purposes, was $28,689,770; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$738,883
Gross unrealized depreciation	(1,745,242)

Net unrealized depreciation	$(1,006,359)

†	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations
*	Non-income producing security.
(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2009, the value of these securities amounted to $286,290 or 1.06% of net assets.

(2)	Security is in default.
(3)	Security is illiquid. At March 31, 2009, the value of these securities amounted to $0 or 0.00% of net assets.
(4)	Perpetual bond security. The maturity date reflects the next call date.
(5)	Floating rate security — The interest rates shown are the current rates as of March 31, 2009.
(6)

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security, which represents 0.00% of net assets as of March 31, 2009, is considered illiquid and restricted. (See table below for more information.)

Restricted security	Acquisition dates	Acquisition cost	Acquisition cost as a percentage of net assets	03/31/09 Market value	03/31/09 Market value as a percentage of net assets
Washington Mutual Preferred Funding LLC,
9.750%, due 12/15/17	11/02/07	$93,500	0.35%	$10	0.00	%(a)

(a) Amount represents less than 0.005%.

(7)	Investment in affiliated mutual fund.
(8)	The rate shown reflects the yield at March 31, 2009.

GS	Goldman Sachs
TBA	(To be announced) Security is purchased on a forward commitment basis with an approximate principal amount (generally +/-1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement, when the specific mortgage pools are assigned.
TIPS	Treasury inflation protected securities (“TIPS”) are debt securities issued by the US Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on the TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical US Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury security of the same maturity.

Futures contracts

UBS U.S. Bond Relationship Fund had the following open futures contracts as of March 31, 2009:

	Expiration dates	Cost/ (proceeds)	Value	Unrealized appreciation/ (depreciation)
US treasury futures buy contracts:
10 Year US Treasury Notes, 22 contracts (USD)	June 2009	$2,643,249	$2,729,718	$86,469

US treasury futures sell contracts:
5 Year US Treasury Notes, 29 contracts (USD)	June 2009	(3,375,275)	(3,444,203)	(68,928)

Net unrealized appreciation on futures contracts				$17,541

Currency type abbreviation:

USD United States Dollar

Swap agreements

UBS U.S. Bond Relationship Fund had outstanding interest rate swap agreements with the following terms as of March 31, 2009:

Counterparty	Notional amount		Termination dates	Payments made by the Fund		Payments received by the Fund		Value	Unrealized appreciation/ (depreciation)
Citigroup Global Markets Ltd.	USD	3,750,000	02/28/13	1.2613	%(1)	3.4750	%(2)	$218,478	$218,478
Citigroup Global Markets Ltd.	USD	2,300,000	08/15/16	4.3400	(2)	1.2375	(1)	(277,874)	(277,874)
Credit Suisse	USD	13,200,000	01/13/10	1.2600	(1)	0.9269	(3)	(18,147)	(18,147)
Deutsche Bank AG	USD	13,200,000	01/13/19	0.5656	(3)	1.2600	(1)	82,510	82,510
Merrill Lynch International	USD	17,400,000	01/13/10	1.2600	(1)	0.9269	(3)	(23,921)	(23,921)
Merrill Lynch International	USD	17,400,000	01/13/19	0.5669	(3)	1.2600	(1)	106,793	106,793

								$87,839	$87,839

(1)	Rate based on 3 month LIBOR (USD BBA).
(2)	Payments made or received are based on the notional amount.
(3)	Rate based on 1 month LIBOR (USD BBA).
BBA	British Banking Association
LIBOR	London Interbank Offered Rate.

Currency type abbreviation:

USD United States Dollar

The Fund adopted Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical investments.

Level 2 –	Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk.

Level 3 –	Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments.

Measurements at 03/31/09

Description	Quoted prices in active markets for identical investments (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Investments, at value	$—	$27,683,411	$—	$27,683,411
Other financial instruments(1)	17,541	87,839	—	105,380

Total	$17,541	$27,771,250	$—	$27,788,791

(1)	Other financial instruments may include open futures contracts, swap contracts, written options and forward foreign currency contracts.

Written option activity for the period ended March 31, 2009 for UBS U.S. Bond Relationship Fund was as follows:

	Number of contracts	Amount of premiums received
Options outstanding at December 31, 2008	62	$24,046
Options written	—	(48,091)
Options terminated in closing purchase transactions	(62)	24,045
Options expired prior to exercise	—	—
Options exercised	—	—

Options outstanding at March 31, 2009	—	$—

UBS Cash Management Prime Relationship Fund — Portfolio of investments

March 31, 2009 (unaudited)

Security description	Units	Value
Short-term investment—100.01%
Other—100.01%
UBS Supplementary Trust—U.S. Cash Management Prime Fund, 1.04%(1),(2) (cost $624,095,989)	624,095,989	$624,095,989

Total investments—100.01% (cost $624,095,989)(3)		624,095,989
Liabilities, in excess of cash and other assets—(0.01)%		(53,168)

Net assets—100.00%		$624,042,821

Notes to portfolio of investments

(1)	Investment in affiliated mutual fund.
(2)	The rate shown reflects the yield at March 31, 2009.
(3)	Aggregate cost for federal income tax purposes, which was the same for book purposes.

The Fund adopted Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical investments.

Level 2 –	Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk.

Level 3 –	Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments.

Measurements at 03/31/09

Description	Quoted prices in active markets for identical investments (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Investments, at value	$—	$624,095,989	$—	$624,095,989

UBS U.S. Securitized Mortgage Relationship Fund

Industry diversification (unaudited)
As a percentage of net assets as of March 31, 2009

Bonds
Asset-backed securities	6.81%
Collateralized debt obligations	2.86
Commercial mortgage-backed securities	2.92
Mortgage & agency debt securities	79.55
Stripped mortgage-backed securities	2.30

Total bonds	94.44
Short-term investment	19.49

Total investments	113.93
Liabilities, in excess of cash and other assets	(13.93)

Net assets	100.00%

UBS U.S. Securitized Mortgage Relationship Fund — Portfolio of investments

March 31, 2009 (unaudited)

Security description	Face amount	Value
Bonds—94.44%
Asset-backed securities—6.81%
United States—6.81%
Bank of America Credit Card Trust,
Series 2007-B1, Class B1,
0.636%, due 06/15/12(1)	$1,900,000	$1,740,946
Conseco Finance,
Series 2001-C, Class M2,
1.706%, due 08/15/33(1)	968,403	104,352
Countrywide Asset-Backed Certificates,
Series 2006-17, Class 2A1,
0.572%, due 03/25/47(1)	193,351	186,022
First Franklin Mortgage Loan Asset-Backed Certificates,
Series 2006-FFA, Class A3,
0.642%, due 09/25/26(1)	3,390,947	702,093
Irwin Home Equity Corp.,
Series 2005-C, Class 1M3,
6.150%, due 04/25/30(2),(3)	3,403,225	1,191,129
Merrill Lynch Mortgage Investors, Inc.,
Series 2006-AHL1, Class A2A,
0.572%, due 05/25/37(1)	236,819	229,155
Series 2006-SL2, Class A,
0.672%, due 05/25/37(1)	2,546,286	439,998
Morgan Stanley Mortgage Loan Trust,
Series 2006-4SL, Class A1,
0.672%, due 03/25/36(1)	4,272,509	598,151
SACO I Trust,
Series 2006-5, Class 1A,
0.672%, due 04/25/36(1)	5,888,329	898,783
Structured Asset Securities Corp.,
Series 2005-S7, Class M5,
1.172%, due 12/25/35(1),(4)	1,250,000	27,503

Total asset-backed securities (cost $20,398,115)		6,118,132

Collateralized debt obligations—2.86%
Cayman Islands—2.53%
Black Diamond CLO Ltd.,
Series 2006-1A, Class D,
2.543%, due 04/29/19(1),(2),(5)	5,000,000	350,000
LNR CDO Ltd.,
Series 2006-1A, Class FFX,
7.592%, due 05/28/43(2),(5)	6,800,000	272,000
Series 2002-1A, Class EFX,
7.781%, due 07/24/37(2),(5)	5,500,000	1,650,000

Total Cayman Islands collateralized debt obligations		2,272,000

United States—0.33%
Ansonia CDO Ltd.,
Series 2006-1A, Class G,
7.149%, due 07/28/46(2),(5)	8,752,000	175,040
Series 2006-1A, Class H,
7.445%, due 07/28/46(2),(5)	6,218,000	124,360

Total United States collateralized debt obligations		299,400

Total collateralized debt obligations (cost $32,645,217)		2,571,400

Commercial mortgage-backed securities—2.92%
United States—2.92%
Greenwich Capital Commercial Funding Corp.,
Series 2006-RR1, Class A1,
5.778%, due 03/18/49(1),(4)	10,000,000	1,100,000
GS Mortgage Securities Corp. II,
Series 2006-CC1, Class A,
5.382%, due 03/21/46(1),(2),(5)	6,615,330	1,323,066
Series 2006-RR2, Class H,
5.676%, due 06/23/46(1),(4)	3,991,000	199,550

Total commercial mortgage-backed securities (cost $19,625,633)		2,622,616

Mortgage & agency debt securities—79.55%
United States—79.55%
Adjustable Rate Mortgage Trust,
Series 2005-11, Class CB2,
5.439%, due 02/25/36(1),(2)	4,346,347	16,299
Series 2005-12, Class CB2,
5.712%, due 03/25/36(1),(2)	4,620,937	17,329
American Home Mortgage Investment Trust,
Series 2006-1, Class 2M1,
5.300%, due 12/25/35(1)	7,803,917	464,364
Banc of America Funding Corp.,
Series 2006-I, Class SB2,
4.715%, due 06/20/36(1)	1,033,439	75,751
Series 2006-F, Class B1,
5.603%, due 07/20/36(1)	8,228,850	526,900
Series 2007-C, Class XB2,
5.727%, due 05/20/36(1)	5,106,531	280,859
Series 2007-C, Class XB3,
5.727%, due 05/20/36(1)	7,021,355	261,897
Series 2007-C, Class XB4,
5.727%, due 05/20/36(1)	4,949,039	130,160
Series 2007-2, Class B1,
6.073%, due 03/25/37(1)	4,723,207	159,644
Series 2007-2, Class B2,
6.073%, due 03/25/37(1)	4,170,140	117,181
Series 2006-7, Class 1B2,
6.250%, due 09/25/36	1,796,039	54,779
Series 2006-7, Class 1B3,
6.250%, due 09/25/36	979,569	20,179
Banc of America Mortgage Securities, Inc.,
Series 2006-3, Class 30B1,
6.250%, due 10/25/36	6,620,240	342,266
Bear Stearns Alt-A Trust,
Series 2005-2, Class 2B2,
5.304%, due 04/25/35(1)	5,542,755	578,917
Chase Mortgage Finance Corp.,
Series 2007-S2, Class B2,
5.870%, due 03/25/37(1)	1,467,944	63,122
Citicorp Mortgage Securities, Inc.,
Series 1994-3, Class A13,
6.500%, due 02/25/24	37,669	37,626

Citigroup Mortgage Loan Trust, Inc.,
Series 2007-AR4, Class 2B1,
5.700%, due 03/25/37(1)	6,909,404	1,606,398
Series 2006-AR6, Class 1B1,
6.055%, due 08/25/36(1)	12,147,703	334,062
Series 2007-AR4, Class 1B3,
6.079%, due 03/25/37(1)	3,561,448	97,940
Countrywide Alternative Loan Trust,
Series 2005-79CB, Class M,
5.500%, due 01/25/36	5,987,074	538,837
Series 2006-45T1, Class M1,
6.000%, due 02/25/37	2,966,233	135,449
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2006-13, Class B1,
6.250%, due 09/25/36	1,108,542	5,543
Series 2006-J4, Class B1,
6.250%, due 09/25/36	1,799,400	205,039
Series 2006-16, Class B1,
6.251%, due 11/25/36(1)	1,714,756	51,443
Credit Suisse Mortgage Capital Certificates,
Series 2006-4, Class CB1,
5.758%, due 05/25/36(1)	1,765,624	26,484
Series 2006-2, Class CB3,
5.857%, due 03/25/36(1)	1,079,922	10,799
Series 2006-7, Class B1,
6.267%, due 08/25/36(1)	7,397,697	110,966
Federal Home Loan Mortgage Corp.,†
5.000%, TBA	10,000,000	10,312,500
Federal Home Loan Mortgage Corp. Gold Pools,†
#G02922, 5.500%, due 04/01/37	8,368,466	8,693,153
#G01457, 6.000%, due 08/01/29	3,712,280	3,917,217
#C56030, 6.000%, due 03/01/31	19,546	20,589
#C64976, 6.000%, due 03/01/32	1,370,916	1,442,313
#C55783, 6.500%, due 01/01/29	458,010	487,646
#C00742, 6.500%, due 04/01/29	4,661	4,960
#G01717, 6.500%, due 11/01/29	203,975	217,174
#G00194, 7.500%, due 02/01/24	792,289	860,397
#C00410, 8.000%, due 07/01/25	96,406	105,605
#C37436, 8.000%, due 01/01/30	29,347	32,062
Federal National Mortgage Association Pools,†
#244450, 5.500%, due 11/01/23	126,882	133,332
#555591, 5.500%, due 07/01/33	6,351,436	6,619,883
#802481, 5.500%, due 11/01/34	3,330,367	3,466,964
#708631, 6.000%, due 06/01/33	62,086	65,183
#933515, 6.000%, due 02/01/38	4,456,873	4,660,184
#675469, 7.000%, due 04/01/18	155,987	162,032
#253824, 7.000%, due 03/01/31	213,343	230,134
#578040, 7.500%, due 05/01/31	142,973	154,851
#7237, 9.500%, due 11/01/09	34,980	35,696

Federal National Mortgage Association Whole Loan,†
Series 1995-W3, Class A,
9.000%, due 04/25/25	86,199	91,363
First Horizon Asset Securities, Inc.,
Series 2004-FL1, Class 1A1,
0.792%, due 02/25/35(1)	251,024	144,013
GMAC Mortgage Corp. Loan Trust,
Series 1982, Class 7,
11.625%, due 10/01/12(6)	4,017	4,017
Government National Mortgage Association,
4.500%, TBA	5,000,000	5,114,060
Government National Mortgage Association Pools,
#2687, 6.000%, due 12/20/28	52,638	55,288
#495814, 6.000%, due 01/15/29	58,520	61,608
#508540, 6.000%, due 02/20/34	1,827,518	1,908,640
#486873, 6.500%, due 01/15/29	27,286	29,053
#338523, 8.000%, due 12/15/22	4,196	4,515
#780339, 8.000%, due 12/15/23	39,209	42,258
IndyMac INDA Mortgage Loan Trust,
Series 2007-AR1, Class B1,
5.791%, due 03/25/37(1)	5,341,151	133,529
Series 2007-AR3, Class B1,
5.955%, due 07/25/37(1)	6,203,871	268,628
Series 2007-AR3, Class B2,
5.955%, due 07/25/37(1)	3,977,121	124,484
Series 2007-AR3, Class B3,
5.955%, due 07/25/37(1)	2,544,999	51,664
Series 2007-AR4, Class B3,
6.057%, due 08/25/37(1)	2,580,230	45,154
Series 2007-AR5, Class B2,
6.196%, due 09/25/37(1)	3,995,509	126,258
Series 2007-AR5, Class B3,
6.196%, due 09/25/37(1)	2,419,423	55,163
Series 2005-AR3, Class B1,
5.062%, due 04/25/35(1)	5,765,986	609,350
Series 2005-AR1, Class B1,
5.124%, due 03/25/35(1)	7,723,113	1,207,827
Series 2005-AR7, Class B1,
5.145%, due 06/25/35(1)	6,451,908	435,365
Series 2006-AR25, Class B1,
6.053%, due 09/25/36(1)	5,962,307	412,480
Lehman Structured Securities Corp.,
Series 2007-1, Class M3,
4.586%, due 10/28/34(1),(4)	7,305,345	237,424
Series 2007-1, Class M5,
4.586%, due 10/28/34(1),(4)	2,507,604	43,883
Merrill Lynch Mortgage Investors, Inc.,
Series 2006-F1, Class M1,
6.000%, due 04/25/36	3,631,532	193,561

Residential Funding Mortgage Securities I,
Series 2006-SA3, Class M1,
5.994%, due 09/25/36(1)	2,478,632	88,239
Series 2006-S6, Class M1,
6.000%, due 07/25/36	6,565,909	761,793
Series 2006-S11, Class M2,
6.000%, due 11/25/36	3,668,521	179,453
Series 2006-S9, Class M1,
6.250%, due 09/25/36	4,884,046	576,347
Series 2006-S9, Class M2,
6.250%, due 09/25/36	2,594,908	152,594
Structured Adjustable Rate Mortgage Loan Trust,
Series 2005-7, Class B11,
5.131%, due 04/25/35(1)	8,932,975	401,984
Series 2005-11, Class B1,
5.287%, due 05/25/35(1)	9,877,356	910,378
Series 2006-10, Class B1I,
6.203%, due 11/25/36(1)	5,879,697	73,496
Series 2006-10, Class B2I,
6.203%, due 11/25/36(1)	2,271,588	21,830
Series 2006-10, Class B3I,
6.203%, due 11/25/36(1)	868,469	9
Series 2006-5, Class B1I,
6.292%, due 06/25/36(1)	1,410,274	7,051
Vendee Mortgage Trust,
Series 1998-2, Class 1G,
6.750%, due 06/15/28	517,851	551,349
WaMu Mortgage Pass-Through Certificates,
Series 2006-AR18, Class LB1,
5.355%, due 01/25/37(1)	1,998,022	278,544
Series 2007-HY5, Class 1B1,
5.457%, due 05/25/37(1)	3,232,552	75,155
Series 2007-HY5, Class 1B2,
5.457%, due 05/25/37(1)	2,369,206	52,620
Series 2006-AR16, Class LB1,
5.601%, due 12/25/36(1)	2,246,898	131,323
Series 2006-AR14, Class 1B1,
5.609%, due 11/25/36(1)	6,141,420	269,608
Series 2007-HY5, Class 2B1,
5.678%, due 05/25/37(1)	4,451,260	177,249
Series 2007-HY5, Class 2B2,
5.678%, due 05/25/37(1)	3,263,258	73,325
Series 2007-HY7, Class LB2,
5.812%, due 07/25/37(1)	10,569,203	1,024,261
Series 2007-HY5, Class 3B1,
5.817%, due 05/25/37(1)	5,517,200	212,976

Series 2007-HY5, Class 3B2,
5.817%, due 05/25/37(1)	1,471,720	32,716
Series 2006-AR12, Class LB1,
5.984%, due 10/25/36(1)	6,484,917	449,028
Series 2006-AR10, Class LB1,
5.989%, due 09/25/36(1)	5,243,108	798,421
Washington Mutual MSC Mortgage Pass-Through Certificates,
Series 2002-MS6, Class 3A1,
6.500%, due 09/25/32	51,488	48,995
Wells Fargo Alternative Loan Trust,
Series 2007-PA1, Class B1,
6.250%, due 03/25/37	2,457,679	122,094
Series 2007-PA1, Class B2,
6.250%, due 03/25/37	6,428,186	138,702
Series 2007-PA1, Class B3,
6.250%, due 03/25/37	5,003,263	33,278
Wells Fargo Mortgage Backed Securities Trust,
Series 2005-AR4, Class B2,
4.571%, due 04/25/35(1)	1,949,627	120,682
Series 2005-14, Class 2B1,
5.500%, due 12/25/35	6,999,903	1,955,214
Series 2007-5, Class B3,
5.500%, due 05/25/37	881,279	65,912
Series 2006-12, Class B1,
6.000%, due 10/25/36	10,519,444	662,725
Series 2007-3, Class CRB1,
6.000%, due 04/25/37	4,088,364	214,639
Series 2006-AR19, Class B1,
6.125%, due 12/25/36(1)	9,459,013	1,275,097
Series 2006-AR15, Class B2,
6.158%, due 10/25/36(1)	1,794,156	276,132

Total mortgage & agency debt securities (cost $307,326,643)		71,504,912

Stripped mortgage-backed securities — 2.30%
United States—1.69%
Federal National Mortgage Association Interest STRIPS,†
Series 366, Class 14, IO,
6.000%, due 12/01/35(1)	1,553,734	224,772
Series 366, Class 16, IO,
6.500%, due 10/01/35(1)	1,716,705	242,545
Federal National Mortgage Association REMICs,†
Series 2003-14, Class BI, IO,
6.000%, due 10/25/14	121,814	290
Greenwich Capital Commercial Funding Corp.,
Series 2004-GG1, Class XP, IO,
0.208%, due 06/10/36(1),(2),(5)	84,906,497	545,932
MLCC Mortgage Investors, Inc.,
Series 2004-E, Class XA, IO,
0.850%, due 11/25/29(1),(2)	35,336,474	265,024
Sequoia Mortgage Trust,
Series 2004-11, Class XA1, IO,
1.787%, due 12/20/34(1),(2)	29,626,802	162,947
Structured Adjustable Rate Mortgage Loan Trust,
Series 2005-21, Class 6AX, IO,
5.500%, due 11/25/35(1)	4,455,493	627,946

Total stripped mortgage-backed securities (cost $8,779,025)		2,069,456

Total bonds (cost $388,774,633)		84,886,516

	Units
Short-term investment—19.49%
Investment company—19.49%
UBS Cash Management Prime Relationship Fund, 1.03%(7),(8) (cost $17,515,643)	17,515,643	17,515,643

Total investments—113.93% (cost $406,290,276)		102,402,159
Liabilities, in excess of cash and other assets—(13.93)%		(12,520,261)

Net assets—100.00%		$89,881,898

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was the same for book purposes, was $406,290,276; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$2,669,178
Gross unrealized depreciation	(306,557,295)

Net unrealized depreciation	$(303,888,117)

†

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage

Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

(1)	Floating rate security — The interest rates shown are the current rates as of March 31, 2009.
(2)	Security is illiquid. At March 31, 2009, these securities amounted to $6,093,126 or 6.78% of net assets.
(3)	Step bond — Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2009. Maturity date disclosed is the ultimate maturity date.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2009, the value of these securities amounted to $1,608,360 or 1.79% of net assets.
(5)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 4.94% of net assets as of March 31, 2009, is considered illiquid and restricted. (See table below for more information.)

Restricted securities	Acquisition dates	Acquisition cost	Acquisition cost as a percentage of net assets	03/31/09 Market values	03/31/09 Market value as a percentage of net assets
Ansonia CDO Ltd.,
Series 2006-1A, Class G,
7.149%, due 07/28/46	10/25/06	$4,751,780	5.29%	$175,040	0.19%
Series 2006-1A, Class H,
7.445%, due 07/28/46	12/28/06	3,955,000	4.40	124,360	0.14
Black Diamond CLO Ltd.,
Series 2006-1A, Class D,
2.543%, due 04/29/19	12/22/06	5,000,000	5.56	350,000	0.39
Greenwich Capital Commercial Funding Corp.,
Series 2004-GG1, Class XP,IO
0.208%, due 06/10/36	01/30/09	114,896	0.13	109,310	0.12
0.208%, due 06/10/36	01/30/09	229,467	0.26	218,311	0.24
0.208%, due 06/10/36	01/30/09	229,467	0.26	218,311	0.24
GS Mortgage Securities Corp. II,
Series 2006-CC1, Class A,
5.382%, due 03/21/46	03/22/06	6,044,018	6.72	1,225,767	1.37
5.382%, due 03/21/46	02/28/07	486,797	0.54	97,299	0.11
LNR CDO Ltd.,
Series 2002-1A, Class EFX,
7.781%, due 07/24/37	12/01/06	6,079,219	6.76	1,650,000	1.84
Series 2006-1A, Class FFX,
7.592%, due 05/28/43	04/18/07	6,655,160	7.40	272,000	0.30

		$33,545,804	37.32%	$4,440,398	4.94%

(6)	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. At March 31, 2009, the value of these securities amounted to $4,017 or 0.00% of net assets.
(7)	Investment in affiliated mutual fund.
(8)	The rate shown reflects the yield at March 31, 2009.
CDO	Collateralized debt obligations
CLO	Collateralized loan obligations
GMAC	General Motors Acceptance Corp.
GS	Goldman Sachs

IO	Interest only — This security entitles the holder to receive interest payments from an underlying pool of mortgages. The risk associated with this security is related to the speed of the principal paydowns. High prepayments would result in a smaller amount of interest being received and cause the yield to decrease. Low prepayments would result in a greater amount of interest being received and cause the yield to increase.
MLCC	Merrill Lynch Credit Corp.
REMIC	Real Estate Mortgage Investment Conduit
STRIPS	Bonds that can be subdivided into a series of zero-coupon bonds
TBA	(To be announced) Security is purchased on a forward commitment basis with an approximate principal amount (generally +/-1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement, when the specific mortgage pools are assigned.

Swap agreements

UBS U.S. Securitized Mortgage Relationship Fund had outstanding credit default swap agreements with the following terms as of March 31, 2009:

Credit default swaps on credit indices - buy protection(1)

Counterparty	Notional amount		Termination date	Payments made by the Fund		Payments received by the Fund		Upfront payments made (received)	Value	Unrealized appreciation
Credit Suisse	USD	5,000,000	10/12/52	0.1000	%(2)	—	(3)	$881,855	$1,111,560	$229,705

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Payments made are based on the notional amount.
(3)

Payment from the counterparty will be received upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the Dow Jones CMBX.NA.AAA Series 1 Index.

Currency type abbreviation:

USD United States Dollar

The Fund adopted Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157

requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical investments.

Level 2 –	Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk.

Level 3 –	Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments.

Measurements at 03/31/09

Description	Quoted prices in active markets for identical investments (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Investments, at value	$—	$96,850,948	$5,551,211	$102,402,159
Other financial instruments(1)	—	229,705	—	229,705

Total	$—	$97,080,653	$5,551,211	$102,631,864

(1)	Other financial instruments may include open futures contracts, swap contracts, written options and forward foreign currency contracts.

Level 3 Rollforward Disclosure

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs for the period:

Measurements using unobservable inputs (Level 3)

	Securities	Derivatives	Total
Assets
Beginning balance	$26,763,388	$0	$26,763,388
Total gains or losses (realized/unrealized) included in earnings	(9,616,892)	0	(9,616,892)
Purchases, sales, issuances, and settlements (net)	(11,595,285)	0	(11,595,285)
Transfers in and/or out of Level 3	0	0	0

Ending balance	$5,551,211	$0	$5,551,211

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to investments still held at 03/31/09	$9,355,383	$0	$9,355,383

UBS U. S. Treasury Inflation Protected Securities Relationship Fund

Industry diversification (unaudited)

As a percentage of net assets as of March 31, 2009

Bonds
US government obligations	94.22%

Total bonds	94.22
Short-term investment	4.66

Total investments	98.88
Cash and other assets, less liabilities	1.12

Net assets	100.00%

UBS U. S. Treasury Inflation Protected Securities Relationship Fund — Portfolio of investments

March 31, 2009 (unaudited)

Security description	Face amount	Value
Bonds—94.22%
US government obligations—94.22%
US Treasury Bonds,
4.500%, due 05/15/38	$250,000	$291,875
US Treasury Inflation Indexed Bonds (TIPS),
0.625%, due 04/15/13	1,075,000	1,062,787
0.875%, due 04/15/10	550,000	609,927
1.625%, due 01/15/15	2,825,000	3,155,067
1.625%, due 01/15/18	505,000	514,377
1.750%, due 01/15/28	6,670,000	6,436,723
1.875%, due 07/15/13	1,200,000	1,414,020
2.000%, due 04/15/12	500,000	535,217
2.000%, due 01/15/26	700,000	736,289
2.375%, due 04/15/11	2,500,000	2,728,380
2.500%, due 07/15/16	1,200,000	1,340,867
3.000%, due 07/15/12	3,050,000	3,811,125
3.375%, due 04/15/32	405,000	618,916

Total US government obligations (cost $22,286,684)		23,255,570

Total bonds (cost $22,286,684)		23,255,570

	Units
Short-term investment—4.66%
Investment company—4.66%
UBS Cash Management Prime Relationship Fund, 1.03%(1),(2) (cost $1,149,072)	1,149,072	1,149,072

Total investments—98.88% (cost $23,435,756)		24,404,642
Cash and other assets, less liabilities—1.12%		275,231

Net assets—100.00%		$24,679,873

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was the same for book purposes, was $23,435,756; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$1,021,450
Gross unrealized depreciation	(52,564)

Net unrealized appreciation	$968,886

(1)	Investment in affiliated mutual fund.
(2)	The rate shown reflects the yield at March 31, 2009.

TIPS	Treasury inflation protected securities (“TIPS”) are debt securities issued by the US Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on the TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical US Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury security of the same maturity.

The Fund adopted Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical investments.

Level 2 –	Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk.

Level 3 –	Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments.

Measurements at 03/31/09

Description	Quoted prices in active markets for identical investments (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Investments, at value	$—	$24,404,642	$—	$24,404,642

UBS Relationship Funds (unaudited)

1. Valuation of investments

Each Fund calculates its net asset value based on the current market value for its portfolio securities. The Funds normally obtain market values for their securities and other instruments from independent pricing sources. Independent pricing sources may use last reported sale prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities or instruments. Securities traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on US and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Securities listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. Certain funds may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. If a security is valued at a “fair value,” that value is likely to be different from the last quoted market price for the security. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”), the investment advisor of the Funds. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich and Basel, Switzerland and operations in many areas of the financial services industry. If a market value is not readily available from an independent pricing source for a particular security or instrument, that security or instrument is valued at a fair value determined by or under the direction of the Trust’s Board of Trustees (the “Board”). Various factors may be reviewed in order to make a good faith determination of a security’s or instrument’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the securities or instruments; and the evaluation of forces which influence the market in which the securities or instruments are purchased and sold. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company.

Certain securities in which the Funds invest are traded in markets that close before 4:00 p.m. Eastern Time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m. Eastern Time will not be reflected in the Fund’s NAV. However, if any of the Funds determine that such developments are so significant that they will materially affect the value of the Fund’s securities, the Fund may adjust the previous closing prices to reflect what the Board believes to be the fair value of these securities as of 4:00 p.m. Eastern Time.

Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using forward exchange rates quoted by independent pricing services. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of Assets and Liabilities. In the event that market quotations are not readily available or deemed unreliable, the swap is valued at fair value as determined in good faith by or under the direction of the Board.

2. Swap agreements

Certain Funds may engage in swap agreements, including but not limited to interest rate, currency, credit default and total return swap agreements. A Fund expects to enter into these transactions to preserve a return or spread on a particular investment or portion of the portfolio’s duration, to protect against any increase in the price of securities the Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

Certain Funds may enter into interest rate swap agreements with another party to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) to protect themselves from interest rate fluctuations. This type of swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to a specified interest rate(s) for a specified amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

Credit default swap agreements involve commitments to make or receive payments in the event of a default or a credit event of a referenced security. As a buyer, the Fund would make periodic payments to the counterparty, and the Fund would receive payments only upon the occurrence of a credit event. If no credit event occurs, the Fund will lose its periodic stream of payments over the term of the contract. However, if a credit event does occur, the Fund typically would receive full notional value for a reference obligation that may have little or no value. As a seller, the Fund would receive periodic payments from the counterparty, and the Fund would make payments only upon the occurrence of a credit event. If no credit event occurs, the Fund will gain the periodic stream of payments it received over the term of the contract. However, if a credit event occurs, the Fund will pay full notional value for a reference obligation that may have little or no value. Credit default swaps may involve greater risks than if the Fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of referenced credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are trades using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds with a credit default swap on indices which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swap on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Fund may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of March 31, 2009 for which a Fund is the seller of protection are disclosed under the section “Credit default swaps on corporate and sovereign issues – sell protection” in the portfolio of investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into, if any, by a Fund for the same referenced entity or entities.

The use of swaps involves investment techniques and risks different from those associated with ordinary portfolio security transactions. If UBS Global AM is incorrect in its forecast of market values, interest rates and other applicable factors, the investment performance of the Funds will be less favorable than it would have been if this investment technique was never used. Swaps do not involve the delivery of securities and are subject to counterparty risk. If the other party to a swap defaults and fails to consummate the transaction, a Fund’s risk of loss will consist of the net amount of interest or other payments that the Fund is contractually entitled to receive. Therefore, the Fund would consider the creditworthiness of the counterparty to a swap agreement in evaluating potential credit risk.

The Funds will accrue for interim payments on swap agreements on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swap agreements on the Statements of assets and liabilities. Once interim payments are settled in cash, the net amount is recorded as realized gain/loss on swap agreements, in addition to realized gain/loss recorded upon the termination of swap agreements on the Statements of operations. Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation of swap agreements.

3. Option writing:

Certain Funds may write (sell) put and call options on foreign or US securities indices in order to gain exposure to or protect against changes in the markets. When a Fund writes a call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s Statement of assets and liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. If an option which the Fund has written either expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security or derivative instrument, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund recognizes a realized gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security or derivative instrument and the proceeds from the sale are increased by the premium originally received. If a put option which the Fund has written is exercised, the amount of the premium originally received reduces the cost of the security or derivative instrument which the Fund purchases upon exercise of the option.

In writing an option, the Funds bear the market risk of an unfavorable change in the price of the derivative instrument, security or currency underlying the written option. Exercise of an option written by a Fund could result in the Fund selling or buying a derivative instrument, security or currency at a price different from current market value.

4. Restricted securities

The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Frequently, these securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund’s “Portfolio of Investments.”

5. Short sales:

UBS U.S. Equity Alpha Relationship Fund (“Equity Alpha”) enters into short sales whereby it sells a security it generally does not own, in anticipation of a decline in the security’s price. The initial amount of a short sale is recorded as a liability which is marked to market daily. Fluctuations in the value of this liability are recorded as unrealized gains or losses on the Statement of operations. If Equity Alpha shorts a security when also holding a long position in the security (a “short against the box”), as the security price declines, the short position increases in value, offsetting the long position’s decrease in value. The opposite effect occurs if the security price rises. Equity Alpha will realize a gain or loss upon closing of the short sale (returning the security to the counterparty by way of purchase or delivery of a long position owned). Equity Alpha is liable to the buyer for any dividends payable on securities while those securities are in a short position. These dividends are booked as an expense of the Fund. Equity Alpha designates collateral consisting of cash, US government securities or other liquid assets sufficient to collateralize the market value of short positions. The Fund is charged a securities loan fee equal to 1.50% per annum of short market value in connection with short sale transactions.

6. Transactions with affiliates

The Funds may invest in units of certain affiliated investment companies also sponsored by the Advisor. The Funds pay no management fees to these affiliated investment companies. Amounts relating to those investments for the period ended March 31, 2009 were as follows:

UBS Global Securities Relationship Fund

Affiliated investment companies	Value 12/31/08	Purchases	Sales proceeds	Net realized gain (loss)	Change in net unrealized appreciation/ (depreciation)	Value 03/31/09	% of net assets
UBS Emerging Markets Equity Relationship Fund	$83,811,833	$—	$14,060,453	$(10,690,839)	$9,676,219	$68,736,760	4.87%
UBS Small-Cap Equity Relationship Fund	53,450,528	—	—	—	(3,894,447)	49,556,081	3.51
UBS Corporate Bond Relationship Fund	45,293,188	—	6,950,000	(787,862)	(937,592)	36,617,734	2.60
UBS High Yield Relationship Fund	114,778,167	—	8,000,000	(2,450,466)	(159,002)	104,168,699	7.38
UBS U.S. Securitized Mortgage Relationship Fund	28,210,944	—	9,000,000	(6,181,123)	2,301,134	15,330,955	1.09
UBS U.S. Treasury Inflation Protected Securities Relationship Fund	7,832,416	—	1,800,000	(87,229)	348,999	6,294,186	0.45

	$333,377,076	$—	$39,810,453	$(20,197,519)	$7,335,311	$280,704,415	19.90%

UBS U.S. Bond Relationship Fund

Affiliated investment company	Value 12/31/08	Purchases	Sales proceeds	Net realized gain (loss)	Change in net unrealized depreciation	Value 03/31/09	% of net assets
UBS Corporate Bond Relationship Fund	$4,995,539	$600,000	$900,000	$48,881	$(231,002)	$4,513,418	16.70%

The Funds may invest in shares of the UBS Supplementary Trust – U.S. Cash Management Prime Fund (“Supplementary Trust”). Supplementary Trust is managed by the Advisor and is offered as a cash management option only to mutual funds and certain other accounts managed by the Advisor. Supplementary Trust pays no management fees to the Advisor. Distributions received from Supplementary Trust are reflected as affiliated interest income or as securities lending – net in the Statements of operations. Effective April 1, 2009, Supplementary Trust was liquidated and UBS Cash Management Prime Relationship Fund was used as a cash management option. Amounts relating to those investments at March 31, 2009 and for the period then ended were as follows:

Fund	Value 12/31/08	Purchases	Sales proceeds	Value 03/31/09	Net income earned	% of net assets
UBS Global Securities Relationship Fund	$64,053,881	$181,420,985	$216,015,027	$29,459,839	$300,962	2.09%
UBS Emerging Markets Equity Relationship Fund	10,557,822	36,210,904	37,857,678	8,911,048	13,330	2.55
UBS International Equity Relationship Fund	403,279	1,929,681	2,230,117	102,843	620	0.28
UBS Small-Cap Equity Relationship Fund	25,384,725	24,622,712	42,542,673	7,464,764	95,348	4.52
UBS U.S. Large Cap Equity Relationship Fund	504,588	3,121,209	3,625,797	—	2,509	0.00
UBS U.S. Large Cap Growth Equity Relationship Fund	990,974	3,164,838	990,974	3,164,838	510	4.35
UBS Corporate Bond Relationship Fund	2,135,728	46,886,308	49,022,036	—	14,709	0.00
UBS High Yield Relationship Fund	88,892,964	72,377,499	161,270,463	—	142,210	0.00
UBS U.S. Bond Relationship Fund	33,974	5,580,747	5,614,721	—	2,334	0.00
UBS Cash Management Prime Relationship Fund	401,033,810	667,459,947	444,397,768	624,095,989	1,289,110	100.01
UBS U.S. Securitized Mortgage Relationship Fund	11,732,811	82,634,398	94,367,209	—	41,663	0.00

The Funds may invest in units of the UBS Cash Management Prime Relationship Fund (“Cash Prime”). Cash Prime is offered as a cash management option only to mutual funds and certain other accounts. Distributions received from Cash Prime are reflected as affiliated interest income in the Statements of operations. Amounts relating to those investments at March 31, 2009 and for the period then ended were as follows:

Fund	Value 12/31/08	Purchases	Sales proceeds	Value 03/31/09	Interest income	% of net assets
UBS Global Securities Relationship Fund	$—	$60,388,111	$12,975,207	$47,412,904	$9,085	3.36%
UBS Emerging Markets Equity Completion Relationship Fund	527,715	5,087,277	4,939,543	675,449	1,459	2.03
UBS Emerging Markets Equity Relationship Fund	—	7,209,725	628,714	6,581,011	1,176	1.89
UBS International Equity Relationship Fund	—	379,432	238,311	141,121	43	0.38
UBS Small-Cap Equity Relationship Fund	—	13,776,528	2,029,728	11,746,800	3,520	7.11
UBS U.S. Equity Alpha Relationship Fund	3,494,097	15,288,394	15,620,772	3,161,719	7,787	1.72
UBS U.S. Large Cap Equity Relationship Fund	—	2,674,734	241,078	2,433,656	599	4.67
UBS U.S. Large Cap Growth Equity Relationship Fund	1,966,485	4,984,498	4,333,314	2,617,669	8,355	3.60
UBS Absolute Return Investment Grade Bond Relationship Fund	8,249,724	43,639,802	24,725,495	27,164,031	69,024	21.80
UBS Corporate Bond Relationship Fund	—	7,088,262	1,846,867	5,241,395	1,888	3.05
UBS High Yield Relationship Fund	—	19,884,294	2,373,715	17,510,579	2,933	4.39
UBS Opportunistic Emerging Markets Debt Relationship Fund	1,225,972	7,160,988	3,660,681	4,726,279	5,982	26.99
UBS U.S. Bond Relationship Fund	—	1,469,549	83,916	1,385,633	469	5.13
UBS U.S. Securitized Mortgage Relationship Fund	—	40,767,179	23,251,536	17,515,643	7,153	19.49
UBS U.S. Treasury Inflation Protected Securities Relationship Fund	751,776	12,134,226	11,736,930	1,149,072	2,346	4.66

7. Securities lending

Each Fund may lend portfolio securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, US government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. Each Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, each Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The Funds monitor the market value of securities loaned on a daily basis and initially require collateral against the loaned securities in an amount at least equal to 102% of the value of domestic securities loaned and 105% of the value of foreign securities loaned.

UBS Global Securities Relationship Fund, UBS Emerging Markets Equity Relationship Fund, UBS Small-Cap Equity Relationship Fund, UBS Large Cap Growth Equity Relationship Fund, and UBS International Equity Relationship Fund loaned securities to certain qualified broker-dealers, with the Funds’ custodian acting as the Funds’ lending agent. Cash collateral received is invested in interest bearing securities, which are included in the Portfolios of investments. In addition, the UBS Global Securities Relationship Fund received US Government Agency securities as collateral amounting to $13,640,703 which cannot be resold. The value of loaned securities and related collateral outstanding at March 31, 2009, were as follows:

Fund	Market value of securities loaned	Market value of collateral received from securities loaned	Market value of investments of cash collateral received
UBS Global Securities Relationship Fund	$41,663,099	$43,100,542	$29,459,839
UBS Emerging Markets Equity Relationship Fund	8,711,747	8,911,048	8,911,048
UBS Small-Cap Equity Relationship Fund	7,259,808	7,464,764	7,464,764
UBS U.S. Large Cap Growth Equity Relationship Fund	3,098,029	3,164,838	3,164,838
UBS International Equity Relationship Fund	97,358	102,843	102,843

For more information regarding the Funds’ other significant accounting policies, please refer to the Funds’ annual report to shareholders dated December 31, 2008.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Relationship Funds

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date: May 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

UBS Relationship Funds

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date: May 29, 2009

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Principal Accounting Officer

Date: May 29, 2009